Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (6.3%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2026	1,250	1,275
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,410	1,470
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,365	1,453
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	2,230	2,417
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	5,200	5,086
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	1,345	1,413
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,310	1,312
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	4,040	4,137
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,000	10,035
[1]	Alabama State University College & University Revenue	5.000%	9/1/2028	200	212
[1]	Alabama State University College & University Revenue	5.000%	9/1/2029	375	404
[1]	Alabama State University College & University Revenue	5.000%	9/1/2030	210	228
[1]	Alabama State University College & University Revenue	5.000%	9/1/2031	775	848
[1]	Alabama State University College & University Revenue	5.000%	9/1/2032	1,035	1,138
[1]	Alabama State University College & University Revenue	5.000%	9/1/2033	2,515	2,769
	Auburn University College & University Revenue	5.000%	6/1/2029	2,250	2,443
	Auburn University College & University Revenue	5.000%	6/1/2029	1,750	1,900
	Auburn University College & University Revenue	5.000%	6/1/2030	3,000	3,303
	Auburn University College & University Revenue	5.000%	6/1/2030	1,000	1,101
	Auburn University College & University Revenue	5.000%	6/1/2031	5,565	6,183
	Auburn University College & University Revenue	5.000%	6/1/2031	1,960	2,178
	Auburn University College & University Revenue	5.000%	6/1/2032	3,500	3,918
	Auburn University College & University Revenue	5.000%	6/1/2032	2,250	2,519
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	675	678
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,480	1,518
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,851
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,855	1,957
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,030	2,177
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	1,510	1,578
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2030	800	874
	Birmingham-Jefferson Civic Center Authority Miscellaneous Taxes Revenue	3.000%	7/1/2026	1,470	1,466
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2025	4,265	4,271
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2025	740	742
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,035
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,435	4,465
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,955	1,992
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2027	1,250	1,270
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,455	3,566
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,785	4,845
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	2,065	2,136
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2027	2,300	2,347
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/2028	2,575	2,631
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	2,205	2,302
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2028	1,015	1,068
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	2,295	2,406
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2028	2,750	2,818
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2029	3,500	3,744
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2029	545	578
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	2,370	2,499
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	2,150	2,275
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2030	4,000	4,321
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2030	750	801
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	700	744
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2030	7,785	8,248
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2030	14,000	14,887
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	750	797
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2031	6,000	6,361
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2031	12,000	12,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2032	800	842
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	124,575	125,507
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2025	2,975	2,978
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,109
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,247
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2028	6,770	6,844
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2029	6,975	7,049
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	93,315	92,111
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	500	507
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/2027	1,000	1,041
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	109,240	113,408
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	13,795	14,482
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	41,795	44,023
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	121,295	121,521
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/2026	775	779
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	28,125	28,197
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/2025	1,500	1,504
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	122,350	123,233
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.640%	10/1/2052	4,385	4,320
[3]	Black Belt Energy Gas District Natural Gas Revenue 67% of SOFR + 1.400%	4.321%	7/1/2052	1,325	1,338
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	53,355	53,909
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	53,895	54,248
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	32,075	33,648
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	8,900	9,417
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,000	4,295
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	59,750	62,986
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	5,945	6,012
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	33,270	35,024
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	43,985	46,415
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2025	210	210
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2026	975	994
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2027	1,100	1,143
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2030	1,450	1,572
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2030	800	850
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2030	1,450	1,578
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2030	750	799
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2031	1,500	1,633
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2031	700	743
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2031	1,500	1,623
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2031	1,000	1,063
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2032	800	846
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	4,185	4,503
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	22,000	24,071
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	37,120	39,764
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	1,000	1,003
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,090	2,102
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	32,460	35,098
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	210	212
	Jacksonville State University College & University Revenue	4.000%	12/1/2026	550	557
	Jacksonville State University College & University Revenue	4.000%	12/1/2027	1,000	1,021
	Jacksonville State University College & University Revenue	5.000%	12/1/2028	1,745	1,848
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	1,400	1,437
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2031	7,500	7,684
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	1,000	1,021
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	2,500	2,660
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,730	1,865
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,900	3,155
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	5,805	6,347
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,575	5,023
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2027	4,070	4,200
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,095	5,309
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	99,750	99,939
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	6,905	6,928
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.300%	3/12/2026	9,890	9,912
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,000	5,052
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2026	3,165	3,206
	Montgomery AL GO	3.000%	12/1/2026	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery AL GO	3.000%	12/1/2027	925	926
	Montgomery AL GO	3.000%	12/1/2028	1,850	1,847
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	4,525	4,434
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2026	1,360	1,376
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,860	1,914
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	3,000	3,136
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2029	4,500	4,766
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2030	4,500	4,796
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	24,000	25,355
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2025	355	356
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	405
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	425	434
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,286
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	605	627
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,303
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	605	635
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2029	2,250	2,375
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2029	1,360	1,443
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2030	5,000	5,323
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2030	2,905	3,101
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	10,160	10,731
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	285	289
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	383
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	385
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	428
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	649
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2029	655	683
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2029	225	237
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2029	825	864
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2030	590	618
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2030	200	212
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2030	625	656
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2031	2,000	2,098
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2031	340	361
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,573
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	40,405	41,926
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	17,590	17,747
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,865	1,913
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	3,120	3,259
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2028	1,000	1,053
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,785	4,017
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2029	1,000	1,065
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2029	4,630	4,977
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2030	1,500	1,605
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2030	7,550	8,166
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	1,400	1,497
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	15,440	16,717
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2032	8,800	9,522
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2033	17,385	18,821
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2034	9,795	10,541
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2025	560	561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	700	705
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2027	3,055	3,093
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2028	4,825	4,894
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	33,470	33,621
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	754
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2027	2,420	2,447
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2028	3,985	4,048
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	500	497
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,079
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/2029	2,810	2,989
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2029	6,045	6,375
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	16,890	17,967
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	16,170	16,715
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	89,115	93,660
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	15,605	16,470
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	35,000	37,218
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	53,470	56,757
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	6,170	6,628
[2]	Troy University College & University Revenue	5.000%	11/1/2025	1,425	1,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	1,260	1,262
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,000	2,048
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,435	1,464
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	2,380	2,420
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2025	1,695	1,705
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2026	800	822
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2027	750	777
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,036
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2031	1,000	1,022
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	8,145	8,277
					2,015,295
Alaska (0.4%)
	Alaska GO	5.000%	8/1/2027	1,000	1,049
	Alaska GO	5.000%	8/1/2028	1,000	1,072
	Alaska GO	5.000%	8/1/2029	1,000	1,091
	Alaska GO	5.000%	8/1/2029	1,250	1,364
	Alaska GO	5.000%	8/1/2030	1,315	1,455
	Alaska GO	5.000%	8/1/2030	1,785	1,975
	Alaska GO	5.000%	8/1/2031	1,000	1,117
	Alaska GO	5.000%	8/1/2031	1,555	1,737
	Alaska GO	5.000%	8/1/2032	1,505	1,694
	Alaska GO	5.000%	8/1/2032	1,845	2,077
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/2048	3,230	3,253
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/2052	5,275	5,604
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,965	4,301
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,870	2,050
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2025	280	282
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2026	345	351
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2026	460	473
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2027	375	391
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2027	385	406
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2028	390	415
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2028	360	387
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2029	925	1,003
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2029	975	1,065
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2030	875	962
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2029	680	738
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2029	700	765
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2030	1,250	1,375
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2030	1,000	1,105
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2031	1,000	1,107
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2031	2,000	2,221
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/2026	4,940	5,000
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2031	3,970	4,058
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/2033	1,300	1,299
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	510	524
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2026	1,000	1,027
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	625	657
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,561
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,265	1,358
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,341
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	395	432
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	999
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	550	609
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2030	1,610	1,781
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2031	1,900	2,118
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2031	2,750	3,052
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	2,330	2,612
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,860	2,073
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	700	753
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2029	225	246
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2030	250	277
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2031	500	559
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2032	450	504
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,485
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,540	2,713
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,075	2,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	788
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	935	1,026
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,660	4,018
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,225	1,355
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,490	2,763
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,065	1,182
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,430	1,534
	Municipality of Anchorage AK GO	5.000%	9/1/2028	1,165	1,250
	Municipality of Anchorage AK GO	5.000%	9/1/2029	3,010	3,283
	Municipality of Anchorage AK GO	5.000%	9/1/2029	1,220	1,331
	Municipality of Anchorage AK GO	5.000%	9/1/2030	3,160	3,492
	Municipality of Anchorage AK GO	5.000%	9/1/2031	3,315	3,696
	Municipality of Anchorage AK GO	5.000%	9/1/2031	2,700	3,010
	North Slope Borough AK GO	5.000%	6/30/2026	1,270	1,299
	North Slope Borough AK GO	5.000%	6/30/2028	2,005	2,145
	North Slope Borough AK GO	5.000%	6/30/2029	2,270	2,473
	North Slope Borough AK GO	5.000%	6/30/2030	1,210	1,338
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,200	2,226
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,950	4,051
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,155	3,292
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,785	1,875
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,000	1,055
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,750	1,838
					132,498
Arizona (1.0%)
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2030	1,110	1,229
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2031	1,500	1,677
[2]	Arizona Board of Regents College & University Revenue	5.000%	8/1/2032	3,000	3,380
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.540%	1/1/2046	3,850	3,818
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.540%	11/4/2025	1,370	1,370
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.540%	11/4/2025	150	150
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	750	760
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2028	850	866
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	10,920	11,438
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,836
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	500	524
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/2029	975	969
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	325	331
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2026	125	127
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2027	160	165
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2028	125	131
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	1,210	1,214
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2026	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2028	805	803
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2028	240	239
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2029	605	601
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2029	250	248
[4]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/2030	1,915	1,877
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	135	135
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	125	128
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	445	463
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	265
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.970%	8/1/2025	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2025	1,680	1,680
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2026	1,680	1,711
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2026	1,600	1,648
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2027	1,605	1,673
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2028	1,460	1,567
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,300	1,444
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,158
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,135	5,241
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	6,074
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,457
[4]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.320%	8/7/2025	3,570	3,570
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2026	500	509
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	3.050%	8/1/2025	17,605	17,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	4,365	134
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	1,910	58
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	420	13
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	9,490	10,268
[4]	Arizona State IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	19,645	19,645
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	122
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/2027	375	359
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/2028	485	457
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	18,460	18,582
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	930	931
	Glendale IDA Student Loan Revenue	4.000%	5/15/2027	1,975	2,017
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2026	95	95
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2027	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2028	80	82
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2026	200	201
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2027	225	228
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2029	3,050	3,080
[4]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/2026	295	293
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,450	1,463
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,125	2,189
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,500	1,548
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,865	1,960
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	3,075	3,238
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,105	1,182
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	2,505	2,691
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,770	3,009
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	2,505	2,724
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,310	3,633
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	3,605	3,701
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,010	2,059
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	12,545	12,728
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,760	6,853
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	12,510	13,144
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	16,435	17,887
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,985	2,890
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,035	1,971
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,750	2,796
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2026	735	716
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2029	1,125	1,023
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	670	574
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	1,900	2,081
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2030	1,500	1,668
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2031	1,325	1,488
[4]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	2.340%	8/7/2025	6,750	6,750
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2029	2,475	2,693
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2030	2,255	2,487
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2031	1,700	1,893
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2032	2,500	2,805
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	7,060	7,086
[1]	Northern Arizona University College & University Revenue	5.000%	8/1/2029	2,090	2,275
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,936
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	1,635	1,636
	Phoenix AZ GO	5.000%	7/1/2030	2,500	2,776
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,745	3,748
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2027	340	340
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2028	355	354
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2029	365	362
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	2,985	3,052
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2026	245	245
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2027	705	706
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2028	365	366
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2030	495	493
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2031	465	460
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	750	750
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,235	1,257
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	11,230	11,230
	Yavapai County IDA Revenue	4.000%	10/1/2025	3,515	3,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yavapai County IDA Revenue	4.000%	10/1/2026	3,635	3,685
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,370	1,400
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,100	1,148
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,065
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,380	1,495
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,555	1,705
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	552
					332,513
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,060	2,062
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	3,715	3,717
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	3,855	3,857
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	500	518
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/2029	1,250	1,233
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,280	1,340
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,500	1,564
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,605	2,605
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,300	1,299
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	16,030	16,044
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,480	1,565
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,064
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	565	565
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,500	1,512
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	320	323
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	525	552
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	425	464
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	415	456
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	450	490
	Fort Smith School District No. 100 GO	2.625%	12/1/2030	455	429
	North Little Rock School District No. 1 GO	3.000%	2/1/2028	6,915	6,926
	North Little Rock School District No. 1 GO	3.000%	2/1/2029	7,145	7,151
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,000	1,019
	Pulaski County Special School District GO	2.000%	2/1/2026	3,230	3,207
	Pulaski County Special School District GO	2.000%	2/1/2027	3,300	3,236
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2028	2,870	2,903
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,765	2,794
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2030	3,305	3,335
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,055	1,063
	Rogers AR Water Revenue	4.000%	11/1/2029	140	140
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,085
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2029	1,600	1,729
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,000	1,091
	Springdale School District No. 50 GO	3.000%	6/1/2029	4,100	4,091
	Springdale School District No. 50 GO	3.000%	6/1/2031	1,335	1,293
					83,722
California (8.5%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2025	2,000	2,004
[1]	Alhambra Unified School District GO	0.000%	8/1/2030	1,000	861
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	6,000	6,335
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	8,090	8,531
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	5,000	5,258
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	8,250	8,226
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	21,805	21,787
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	20,830	20,169
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.590%	4/1/2056	21,000	20,536
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.700%	4/1/2056	20,000	19,309
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.740%	4/1/2056	10,625	10,553
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.540%	4/1/2036	13,130	13,040
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	1,415	1,439
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/2027	1,125	1,169
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2028	380	387
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,330	1,391
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	470	481
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2028	4,730	4,808
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2029	655	670
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2029	510	523
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2029	450	478
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	480	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	1,960	2,049
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,960	2,050
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	930	994
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,025	4,192
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,210	4,379
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2032	2,775	2,954
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,290	4,440
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	2,945	3,055
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	2,540	2,702
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2034	2,350	2,507
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,250	1,319
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,165	2,294
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,850	1,963
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,260	1,344
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2029	1,500	1,601
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,560	1,670
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2030	1,650	1,767
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,380	1,478
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2030	2,100	2,257
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,375	1,482
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,700	1,837
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	63,890	64,357
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	28,150	29,334
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	53,375	55,826
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	42,000	44,446
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	49,715	53,061
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	12,760	13,407
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	15,945	16,853
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	51,485	54,621
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	70,000	74,485
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	60,435	63,920
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	85,725	89,223
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	13,415	14,542
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	72,745	73,082
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	92,570	97,750
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	26,145	25,982
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	28,015	29,064
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	28,420	30,112
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	30,115	31,368
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	8,270	8,512
[3]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.740%	2/1/2052	150	141
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2025	1,025	1,028
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2025	200	201
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	150	154
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	210	222
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	50	54
	California GO	5.000%	8/1/2026	16,580	17,010
	California GO	5.000%	8/1/2026	21,545	22,104
	California GO	5.000%	8/1/2026	35	35
	California GO	4.000%	9/1/2026	10,125	10,302
	California GO	5.000%	10/1/2026	6,000	6,182
	California GO	3.500%	8/1/2027	10,000	10,201
	California GO	5.000%	8/1/2027	5,485	5,770
	California GO	5.000%	8/1/2027	2,000	2,104
	California GO	5.000%	9/1/2027	16,360	17,241
	California GO	5.000%	10/1/2027	10,000	10,559
	California GO	5.000%	11/1/2027	2,500	2,645
	California GO	5.000%	8/1/2028	5,000	5,382
	California GO	5.000%	8/1/2028	10,000	10,763
	California GO	5.000%	9/1/2028	5,000	5,391
	California GO	5.000%	9/1/2028	3,330	3,591
	California GO	5.000%	11/1/2028	35,955	38,904
	California GO	5.000%	3/1/2029	9,250	10,088
	California GO	5.000%	8/1/2029	17,200	18,917
	California GO	5.000%	8/1/2029	10,000	10,998
	California GO	4.000%	9/1/2029	7,245	7,667
	California GO	5.000%	10/1/2029	7,500	8,272
	California GO	5.000%	8/1/2030	11,500	12,831
	California GO	5.000%	10/1/2030	13,115	14,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2031	2,945	3,323
	California GO	5.000%	8/1/2031	8,500	9,592
	California GO	4.000%	9/1/2031	860	867
	California GO	5.000%	3/1/2032	2,005	2,272
	California GO	4.000%	8/1/2032	8,025	8,069
	California GO	5.000%	8/1/2035	1,195	1,231
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	1,345	1,346
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	175	179
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	375	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,375	2,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,880	6,219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,435	3,763
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,540	3,934
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	30,000	32,559
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,000	5,091
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	19,500	19,187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/2025	19,850	19,853
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/2025	1,000	999
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2025	14,905	14,965
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	10,985	11,400
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	15,060	15,610
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	10,555	11,530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	11,280	12,065
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2029	4,510	4,941
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2030	4,630	5,146
	California Housing Finance Agency	4.000%	3/20/2033	9,048	9,116
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,155	6,106
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	6,539	6,101
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,003
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	17,555	17,643
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	32,610	30,018
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	12/1/2050	8,225	8,182
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,025	1,038
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	2,455	2,514
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,465	2,505
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,900	2,958
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,335	1,362
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2025	520	521
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	575	585
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2025	1,600	1,601
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,499
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,609
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	587
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	7,870	8,297
[4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Revenue TOB VRDO	2.990%	8/1/2025	13,870	13,870
[4,5]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.990%	8/1/2025	2,500	2,500
[4]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,805	1,782
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,270
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2025	980	980
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	225	225
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	260	260
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	375	375
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	340	340
[4]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,915	2,928
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	2,000	2,197
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	1,000	1,114
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	3,750	4,183
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,000	1,127
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	4,955	4,988
	California State University College & University Revenue	4.000%	11/1/2034	2,420	2,420
	California State University College & University Revenue	4.000%	11/1/2036	12,160	12,046
	California State University College & University Revenue PUT	0.550%	11/1/2026	7,750	7,475
	California State University College & University Revenue PUT	3.125%	11/1/2026	4,000	4,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	935	946
[4,8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	27,500	29,179
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	1,500	1,501
[4,8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	35,000	38,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	40,000	43,861
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,150	1,174
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	3,800	4,151
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	12,095	13,213
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	3,760	4,014
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,255	1,245
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	750	806
[9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	11,679	10,687
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	8,770	8,773
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	250	274
	Long Beach Unified School District GO	0.000%	8/1/2028	3,625	3,243
	Los Angeles CA Unified School District GO	5.000%	7/1/2027	6,250	6,575
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	5,000	5,391
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	15,000	16,541
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	34,095	38,280
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	2,085	2,241
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,340	4,372
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	2,075	2,092
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,845	6,956
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	16,945	17,288
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	810	826
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	960	976
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,310	3,364
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,500	3,557
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	130	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	925	944
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	85	87
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	9,140	9,325
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	45	46
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,415	1,444
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	200	204
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	390	398
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	10,415	10,626
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,750	2,806
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	470	478
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	579
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,330	1,387
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	840	876
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,585	5,824
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,455	3,603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	505	527
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	610	627
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	5,625	5,865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	360	375
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	125	130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	135	136
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,020	1,049
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,325	1,382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,795	4,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	925	983
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,435	1,526
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,735	1,845
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	70	74
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	4,660	4,955
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,025	2,132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	710	755
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	300	310
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	755	803
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,340	1,425
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,470	1,563
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	445	448
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	15

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	520	553
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	245	260
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	766
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	395	420
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	215	229
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	12,425	13,080
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,642
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,065	1,153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,765	1,911
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	695	753
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,440	2,642
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10,015	10,258
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,165	1,203
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,305	3,472
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	997
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,089
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,160	1,244
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	105	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	140	141
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	640	655
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	765	828
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	800	866
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,335	1,445
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,095	2,268
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	480	520
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	420	455
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	80	87
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,430	2,591
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	695	762
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,655	7,294
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,300	2,404
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,665	2,841
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	445	455
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,860	3,134
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	290	306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,275	2,446
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	380	388
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	860	925
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	245	269
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	505	553
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	450	493
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	370	405
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,655	1,814
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	100	110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	615	674
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	323
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	50	55
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,195	1,310
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,096
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	140	143
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,880	1,954
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,605	2,755
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,160	1,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,015	1,121
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,110	2,209
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,920	4,329
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	280	287
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	200	212
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,640	1,747
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	375	377
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	560	563
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,020	1,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	750	816
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,585	1,738
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	453
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,415	1,563
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,600	1,767

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	75	83
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	250	276
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	300	331
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	5,675	6,268
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,630	1,800
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,795	1,856
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	500	525
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	865	908
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	215	239
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,860	1,965
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,740	1,932
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	130	132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	328
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	405	421
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	433
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	195	198
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	325	356
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	120	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	175	193
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	765	849
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,390	8,205
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	210	219
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	3,205	3,256
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	429
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	280	293
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	410	442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	490	531
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	450	488
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	135	149
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	40	45
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	75	84
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,090	1,108
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	50	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,100	1,118
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	740	752
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	150	153
Los Angeles Department of Water & Power Water System Water Revenue	3.000%	7/1/2027	10	10
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	955	971
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,230	1,239
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	400	411
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,165	1,209
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	290	301
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,095	1,124
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	160	161
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,130	1,202
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	200	213
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	115	116
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,175	1,250
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	11
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,580	1,628
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	405	408
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	735	796
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,205	1,306
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	180	195
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	130	131
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	455	478
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	570	618
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	70	70
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,245	1,367
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,200	1,317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	310	324
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,115	1,121
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	2,710	2,725
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	480	531
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	486
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	675	746
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	175	193
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	449
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,100	1,216
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,715	1,783
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	780	817
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	400	445
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	570	634
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,070	1,182
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	2,000	2,223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	590	656
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	960	964
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	205	206
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	880	896
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	245	253
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	4,565	4,752
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	120	130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	535	544
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	265	266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,690	1,748
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	2,125	2,369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	40	44
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.500%	8/1/2025	17,080	17,080
[4]	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.590%	9/12/2025	49,100	49,100
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,545	2,695
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	49,930	52,800
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.740%	8/1/2025	22,200	22,200
	Palomar Health GO	5.000%	8/1/2028	665	668
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	3,000	2,992
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,665	3,602
[4]	Pasadena CA GO TOB VRDO	2.660%	8/1/2025	5,815	5,815
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2025	1,450	1,453
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	1,150	1,196
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2027	1,825	1,913
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,245	1,334
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/2029	1,000	1,094
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	390	359
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	340	313
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	835	770
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	210	188
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	725	648
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	895	800
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	430	371
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	505	436
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	2,450	2,500
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2027	3,085	3,091
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	4,425	4,425
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	4,165	4,148
	San Francisco CA City & County GO	2.000%	6/15/2027	445	439
	San Francisco CA City & County GO	2.000%	6/15/2028	3,790	3,686
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,614
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	18,251	18,251
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	1,625	1,804
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	35,850	37,466
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/2030	4,290	4,450
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	129
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	521
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2029	560	590
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2030	500	532
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,250	1,335
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,195	1,278
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2033	1,100	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,070
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,051
	San Jose Unified School District GO	5.000%	8/1/2032	4,380	4,389
	San Mateo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2031	1,000	1,004
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	114
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	540	556
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	138
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	750	759
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	2,110	2,185
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	285	303
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2029	1,510	1,635
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	1,035	1,134
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	750	792
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	44,145	46,187
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	390	405
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	365	395
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	690	756
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	810	826
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,115	1,186
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,850	2,003
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	4,390	4,399
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	930	1,007
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	750	822
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	350	387
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	470	523
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	400	445
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,605	12,261
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2025	1,795	1,802
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	2,000	2,022
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2025	600	602
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2025	2,820	2,822
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,487
	University of California College & University Revenue	5.000%	5/15/2029	7,110	7,803
	University of California College & University Revenue	5.000%	5/15/2031	13,000	14,669
	University of California College & University Revenue	5.000%	5/15/2031	13,250	14,951
	University of California College & University Revenue	5.000%	5/15/2031	44,835	50,591
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	8/1/2025	30,490	30,490
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	725	742
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	600	620
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	780	813
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	650	683
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	530
[10]	Vista Unified School District GO	0.000%	8/1/2028	7,425	6,799
[1]	William S Hart Union High School District GO	0.000%	9/1/2027	515	487
					2,710,603
Colorado (1.8%)
	Adams 12 Five Star Schools GO	5.000%	12/15/2029	6,500	6,683
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,828
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	518
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2027	1,000	1,047
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2029	1,000	1,081
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2030	1,000	1,091
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2031	1,000	1,095
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	680	690
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2029	1,950	1,866
	Boulder County CO Sales Tax Revenue	2.000%	7/15/2030	1,500	1,413
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	3,070	3,070
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2027	250	261
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2029	200	215
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2031	200	218
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2027	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2028	100	103
[4]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	15,292	15,326
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2027	1,635	1,685
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2027	90	91
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2028	140	141
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	1,200	1,213
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	3,545	3,545
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	3,450	3,450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	545	548
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	1,285	1,284
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	445	445
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,035	3,096
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	3,500	3,571
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,500	2,568
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	375	374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	495	494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,600	1,665
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	2,210	2,312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	730	763
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	416
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	455	455
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/2028	3,000	2,934
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	744
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	527
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,770	5,146
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,660	2,866
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	17,590	18,971
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	480
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	3,000	3,297
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	6,055	6,484
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	381
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,040	1,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	3,250	3,601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,400	1,530
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,000	2,129
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	604
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	585	632
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2027	300	312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2028	1,125	1,191
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	4,050	4,050
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/2025	22,925	23,043
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	3,220	3,246
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	41,110	41,955
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/2026	16,050	16,447
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	49,805	52,788
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	10,075	10,686
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	10,500	11,339
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	17,450	18,488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	15,465	16,860
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	6,500	7,145
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2033	4,930	5,395
[5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/6/2025	5,435	5,435
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/7/2025	10,000	10,000
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.840%	5/15/2061	14,680	14,574
	Colorado Higher Education COP	5.000%	9/1/2027	1,445	1,516
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,220	5,231
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	1,035	1,040
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	4,075	4,111
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2050	5,375	5,379
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/2052	1,810	1,882
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,550	4,009
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,000	4,033
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	756
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.160%	12/1/2025	4,715	4,715
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2025	500	503
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2027	400	417
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	250	269
[1]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	750	809
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2030	1,425	1,448
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2032	1,360	1,381
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2031	4,445	4,503
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,785	2,893
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	450	475
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,810	3,982
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,200	3,243
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/2027	1,664	1,673
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2026	300	305
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2026	1,035	1,004
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	4,670	4,001
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.671%	9/1/2039	15,150	15,133
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	13,895	13,120
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	20,115	18,438
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,805	1,824
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2027	485	508
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/2028	500	532
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/2027	500	500
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,003
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2025	1,000	1,007
	Nine Mile Metropolitan District Tax Increment/Allocation Revenue	4.625%	12/1/2030	1,125	1,132
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2027	225	236
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	240	260
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2030	325	355
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2031	300	329
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	6,000	6,001
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	1,275	1,280
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	6,710	7,033
	Regional Transportation District COP	5.000%	6/1/2026	1,000	1,020
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2026	600	610
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2027	600	615
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2027	1,625	1,676
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2028	600	622
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2028	900	940
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	535	562
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/2032	2,000	2,084
	University of Colorado College & University Revenue	5.000%	10/1/2030	20,000	22,225
	University of Colorado College & University Revenue PUT	2.000%	10/15/2025	3,360	3,351
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,585	4,515
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	10,585	11,597
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	17,290	19,322
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/6/2025	25,500	25,500
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2025	180	181
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2026	195	200
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2027	205	215
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/2027	255	263
					586,724
Connecticut (2.5%)
[2]	Bridgeport CT GO	5.000%	7/1/2030	1,000	1,101
[2]	Bridgeport CT GO	5.000%	7/1/2031	2,100	2,326
	Connecticut GO	5.000%	10/15/2025	2,115	2,126
	Connecticut GO	4.000%	5/15/2026	1,175	1,189
	Connecticut GO	4.000%	5/15/2027	100	101
	Connecticut GO	3.000%	6/1/2027	5,000	5,055
	Connecticut GO	5.000%	3/15/2028	1,000	1,064
	Connecticut GO	5.000%	11/15/2028	100	101
	Connecticut GO	5.000%	12/1/2028	9,000	9,716
	Connecticut GO	5.000%	12/1/2029	1,210	1,329
	Connecticut GO	4.000%	1/15/2030	3,500	3,699
	Connecticut GO	5.000%	3/15/2030	1,000	1,102
	Connecticut GO	5.000%	11/15/2030	10,000	11,106
	Connecticut GO	5.000%	11/15/2030	4,625	5,136
	Connecticut GO	5.000%	12/1/2030	3,500	3,889

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	3/15/2031	1,050	1,170
Connecticut GO	5.000%	11/15/2031	6,305	7,065
Connecticut GO	5.000%	11/15/2031	9,550	10,701
Connecticut GO	5.000%	12/1/2031	2,500	2,803
Connecticut GO	5.000%	3/15/2032	1,800	2,020
Connecticut GO	5.000%	12/1/2032	5,370	6,053
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2047	1,890	1,896
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2049	4,785	4,844
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	1,005	993
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,620	2,594
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	5,190	5,189
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,535	1,664
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/2025	350	347
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	486
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	175
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	850	812
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/2026	1,040	998
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,000	942
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/2027	1,250	1,184
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,000	929
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/2027	1,250	1,169
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,750	1,608
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/2028	1,100	1,019
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,010	918
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/2028	1,100	999
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	630	631
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/2049	1,340	1,357
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	3.650%	11/15/2025	585	585
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/2026	3,180	3,184
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	826
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	7,220	7,224
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,701
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.300%	8/7/2025	26,315	26,315
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,000	1,027
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	9,240	9,891
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2028	330	330
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	4,500	4,909
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	6,480	7,069
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2029	240	240
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	7,000	7,742
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2033	1,080	1,081
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2025	1,290	1,298
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2026	1,465	1,508
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	310
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	630	652
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	2,000	2,001
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	350	359
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	4,365	4,366
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	365	373
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	250	254
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	23,960	23,875
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	10,125	10,088
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	34,960	34,502
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	5,325	5,328
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	600	604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,020
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	200	203
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,735	2,794
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	2,000	2,034
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,970	2,035
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,750	1,822
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	250	259
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	5,500	5,745
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	2,050	2,099
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	6,570	6,876
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	345	363
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,800	4,057
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,250	5,563
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	820	873
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,700	4,025
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,745	9,415
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	525	565
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,103
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	425	455
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,300	3,640
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	20,185	21,947
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	525	571
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,600	1,781
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	31,690	34,639
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	765
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	16,750	17,189
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	3,650	3,910
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	8/6/2025	68,150	68,150
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	8/6/2025	100,000	100,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	8/6/2025	168,500	168,500
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	1,050	1,093
	Enfield CT BAN GO	4.000%	7/29/2026	8,250	8,353
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	4,610	4,689
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	955	968
	Hartford CT Special Obligation Revenue	5.000%	4/1/2026	1,475	1,499
	Hartford CT Special Obligation Revenue	5.000%	4/1/2027	2,120	2,199
	Hartford CT Special Obligation Revenue	5.000%	4/1/2028	2,750	2,913
	Hartford CT Special Obligation Revenue	5.000%	7/15/2028	1,600	1,705
	Hartford CT Special Obligation Revenue	5.000%	7/15/2029	700	759
	Hartford CT Special Obligation Revenue	5.000%	7/15/2031	6,750	7,480
[8]	Lyme CT BAN GO	4.000%	8/6/2026	8,491	8,582
	Metropolitan District GO	3.000%	3/1/2029	3,000	2,983
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	6,235	6,240
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,750	3,783
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	5,430	5,502
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	2,100	2,135
	University of Connecticut College & University Revenue	5.000%	11/1/2025	1,000	1,006
	University of Connecticut College & University Revenue	5.000%	2/15/2029	750	751
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,240	1,355
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,275	1,411
	University of Connecticut College & University Revenue	5.000%	8/15/2030	1,600	1,771
	Washington CT BAN GO	4.000%	12/2/2025	2,255	2,261
					810,084
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/2026	120	119
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,970	4,061
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	11,435	11,368
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	4,095	4,071
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	800	811
					20,430
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/2026	600	609
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	955	972
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2031	1,700	1,740
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	328
	District of Columbia College & University Revenue	5.000%	4/1/2027	570	587
	District of Columbia College & University Revenue	5.000%	4/1/2028	650	681
	District of Columbia College & University Revenue	5.000%	4/1/2029	250	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/2026	3,205	3,272
	District of Columbia GO	5.000%	6/1/2027	3,110	3,252
	District of Columbia GO	5.000%	6/1/2028	6,855	7,328
	District of Columbia GO	5.000%	6/1/2029	9,230	10,067
	District of Columbia GO	5.000%	6/1/2030	15,000	16,615
	District of Columbia GO	5.000%	12/1/2030	5,750	6,406
	District of Columbia GO	5.000%	6/1/2031	2,180	2,260
	District of Columbia GO	5.000%	8/1/2031	3,095	3,465
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,035	6,077
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	3,530	3,552
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	1,580	1,585
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	2,050	2,075
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,700	1,783
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/2025	13,652	13,740
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/2025	5,040	5,043
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	17,123	17,233
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,790	2,809
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	5,065	5,088
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,301
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,420	5,680
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	2,850	2,979
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	17,021
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,883
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	6,520	6,522
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/2030	12,750	13,178
[4,5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.050%	8/1/2025	20,325	20,325
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	4,320	4,568
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	3,205	3,525
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	6,940	7,719
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,450	4,958
	District of Columbia Income Tax Revenue	5.000%	6/1/2031	2,700	3,018
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	3,400	3,828
[4]	District of Columbia Income Tax Revenue TOB VRDO	2.320%	8/7/2025	7,930	7,930
[11]	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	18,215	17,927
[1,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.410%	8/7/2025	5,455	5,455
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,552
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	2,080	2,266
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2031	5,915	6,118
					264,586
Florida (3.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2025	820	820
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	145	145
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,500	1,509
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,175	2,228
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	1,010	1,022
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	135	137
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	505	512
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	450	450
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,015	1,082
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,100	3,281
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,055
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	8,735	8,859
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/2027	15,000	15,113
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/2027	860	850
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/2032	5,080	4,805
[1]	Brevard County FL Fuel Sales Tax Revenue	5.000%	8/1/2027	2,000	2,047
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,110	1,125
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	4,000	4,055
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,165	1,205
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	3,595	3,720
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,220	1,288
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	3,800	4,011
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,280	1,374
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	670	729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	4,185	4,554
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	3,750	3,750
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2027	5,870	6,069
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2028	4,445	4,709
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2029	6,775	7,330
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2030	6,665	7,334
	Broward County FL School District COP	5.000%	7/1/2026	6,425	6,559
[4]	Broward County FL School District GO TOB VRDO	2.320%	8/7/2025	16,000	16,000
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	1,000
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,280	2,284
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2025	1,500	1,504
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2027	2,885	2,983
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,165	1,141
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/2031	4,910	4,674
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/2028	465	464
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/2025	150	150
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2028	1,035	1,041
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2030	1,020	1,024
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/2030	17,243	16,894
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,820	2,876
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2029	2,185	2,384
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	1,000	1,107
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2030	3,000	3,321
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	200	201
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	850	948
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	4,425	4,737
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,350	2,541
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/2027	825	829
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/2030	2,645	2,645
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/2031	435	441
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	110	111
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	385	398
[1]	Duval County Public Schools COP	5.000%	7/1/2026	2,380	2,429
[1]	Duval County Public Schools COP	5.000%	7/1/2027	3,420	3,578
[1]	Duval County Public Schools COP	5.000%	7/1/2028	4,775	5,098
[1]	Duval County Public Schools COP	5.000%	7/1/2029	5,845	6,360
[1]	Duval County Public Schools COP	5.000%	7/1/2030	6,105	6,729
	Escambia County FL Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,575	2,523
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2033	3,180	3,289
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,000	3,155
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	410	418
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2026	1,125	1,148
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	360	376
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	1,185	1,236
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2028	375	399
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2029	500	541
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,000	1,093
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	700	772
	Florida Department of Management Services COP	5.000%	11/1/2025	12,910	12,984
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/2027	10,760	10,763
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/2026	1,205	1,201
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,500	1,503
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	875	877
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2027	295	287
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2028	395	379
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	390	395
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2027	780	804
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	720	742
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	4.500%	6/15/2031	1,750	1,718
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2026	200	200
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2027	575	581
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2028	450	457
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	285	289
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	300	310
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,400	1,409
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	220	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,040	2,138
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	2,050	2,187
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	1,435	1,400
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,200	1,310
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,395	1,345
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	10,795	11,664
	Florida GO	5.000%	6/1/2027	6,595	6,903
	Florida GO	4.000%	6/1/2030	4,000	4,036
	Florida GO	4.000%	6/1/2032	2,300	2,323
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2026	285	288
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2027	500	514
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2025	1,090	1,092
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2026	1,750	1,778
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2027	970	1,001
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2027	340	348
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2026	515	522
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2026	275	277
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2026	1,415	1,404
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2027	1,485	1,455
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/2028	1,555	1,505
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/2048	485	486
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2051	1,270	1,271
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	8,390	8,399
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/2053	11,575	11,981
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,655	2,950
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	13,635	15,173
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,220	2,242
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	2,720	2,733
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	2,800	2,824
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	17,690	17,923
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	14,100	14,433
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	14,620	14,961
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2026	5,815	5,988
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	1,275	1,306
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2027	1,945	2,039
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2029	2,000	2,138
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2030	2,000	2,132
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2031	7,480	8,394
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2026	175	180
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2028	350	374
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2029	350	380
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2030	175	192
[4]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	125	127
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/2031	815	810
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/2031	590	597
[1]	Hernando County School District COP	5.000%	7/1/2028	3,825	3,893
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2026	200	199
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2027	250	247
	Hialeah FL Utility System Water Revenue	5.000%	10/1/2030	1,700	1,839
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	7,645	8,400
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.230%	8/7/2025	4,955	4,955
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/2025	2,270	2,284
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,453
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	23,240	25,423
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	1,000	1,002
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,665	1,671
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,022
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	235	246
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,545	1,608
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,705	2,817
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	1,710	1,816
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	1,595	1,671
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/2025	1,590	1,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Sales Tax Revenue, Prere.	4.000%	2/16/2026	4,495	4,528
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,655	1,661
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	4,550	4,775
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	1,070	1,147
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	4,705	5,202
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	8,500	9,485
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,750	1,807
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/2025	27,220	27,326
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,000	1,047
	JEA Water & Sewer System Water Revenue	3.250%	10/1/2036	455	417
[4]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	335	338
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,945	1,957
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	4.400%	5/1/2031	1,065	1,071
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2025	210	210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,025	1,039
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	245	248
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	435	443
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,400	2,416
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	330	332
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,008
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	920	932
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	745	778
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2026	26,000	26,079
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/2025	1,250	1,250
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,830	4,879
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,330	1,338
	Manatee County FL Appropriations Revenue	5.000%	10/1/2025	1,000	1,002
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2027	800	838
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2028	1,405	1,499
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2029	1,100	1,195
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2030	1,000	1,100
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2031	1,500	1,662
[1]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/2032	2,300	2,561
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2031	3,000	3,073
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2032	3,750	3,830
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2025	1,725	1,728
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,225	1,226
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2026	1,780	1,781
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2028	860	860
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2029	1,165	1,165
[1,8]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2032	2,515	2,783
[1,8]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2033	3,250	3,603
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2025	2,065	2,071
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2026	2,170	2,217
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2027	1,275	1,334
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2026	1,360	1,371
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2028	1,000	1,061
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	5,245	5,254
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	305	306
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,000	1,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,250	1,270
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	4,000	4,006
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,150	1,167
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2028	1,900	2,035
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2029	3,990	4,359
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2030	4,190	4,642
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2031	4,400	4,912
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	1,035	1,039
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	275	283
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2027	430	453
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2031	585	651
	Miami-Dade County FL GO	5.000%	7/1/2033	4,500	4,572
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,500	1,545
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2025	810	811
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2026	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/2033	1,215	1,216
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2031	3,820	3,836
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2032	380	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,795	1,823
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2025	1,500	1,502
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2025	1,625	1,627
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2025	3,035	3,045
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/2026	6,750	6,762
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	12,835	12,837
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,108
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	24,365	24,434
	Miami-Dade County School Board COP	5.000%	2/1/2027	400	404
	Miami-Dade County School Board COP	5.000%	5/1/2030	5,000	5,460
	Miami-Dade County School Board COP	5.000%	5/1/2031	5,000	5,505
	Miami-Dade County School Board COP	5.000%	5/1/2032	4,000	4,434
	Miami-Dade County School Board GO	5.000%	3/15/2030	1,000	1,013
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2029	1,910	1,917
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2030	3,270	3,281
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2030	6,025	6,046
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2035	2,000	2,007
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/2031	470	474
[4]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/2031	525	528
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/2031	280	284
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2026	700	708
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2030	1,000	1,076
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2031	585	634
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2032	945	1,024
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/2028	1,155	1,159
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2027	1,465	1,523
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2028	1,540	1,629
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2029	1,615	1,736
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2030	1,695	1,843
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2031	1,780	1,950
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2027	3,680	3,834
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2028	3,045	3,227
[1]	Okaloosa County School Board COP	5.000%	10/1/2028	900	967
[1]	Okaloosa County School Board COP	5.000%	10/1/2029	800	875
[1]	Okaloosa County School Board COP	5.000%	10/1/2030	1,295	1,434
[1]	Okaloosa County School Board COP	5.000%	10/1/2031	2,105	2,353
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,893
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/2027	3,130	3,141
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/2028	3,565	3,576
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2032	4,435	4,440
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	9,740	9,742
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	1,265	1,265
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,355	1,374
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	355
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,455	1,498
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	643
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	575	604
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	570	571
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	678
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,000	1,071
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,420	1,499
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	455	480
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,250	1,360
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	480	509
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,500	2,750
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	801
[4]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	7,880	7,880
[4]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	5,650	5,650
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Multi-County Program)	4.000%	9/1/2048	1,115	1,121
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,957
	Orange County School Board COP	5.000%	8/1/2029	1,300	1,414
	Orange County School Board COP, Prere.	5.000%	8/1/2025	40	40
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2025	1,630	1,638
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	1,350	1,384
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	28,470	25,475
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2025	200	199
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2025	425	426
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2026	340	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2026	500	509
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2027	800	739
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2027	600	620
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2025	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	250	251
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2027	260	262
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2028	265	268
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2029	420	424
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	350	350
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	675	675
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	115	115
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	455	464
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,025	1,025
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	915	915
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/2034	1,200	1,152
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	200	214
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	600	647
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2031	200	216
	Palm Beach County School District COP	5.000%	8/1/2028	2,300	2,300
	Palm Beach County School District COP	5.000%	8/1/2029	500	534
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/2025	1,730	1,736
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/2026	1,020	1,023
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	120	121
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	41,000	44,481
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2025	750	751
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2026	870	893
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	950
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,018
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2029	1,815	1,977
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2030	4,935	5,436
[2]	Pasco County School Board COP	5.000%	8/1/2025	250	250
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2050	1,505	1,513
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,753
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/2026	1,650	1,664
	Port St. Lucie FL GO	4.000%	7/1/2032	2,380	2,387
	Port St. Lucie FL GO	4.000%	7/1/2033	5,550	5,567
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2032	1,225	1,230
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2031	100	101
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
	Seminole County FL Water & Sewer Water Revenue	4.000%	10/1/2029	1,450	1,454
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2026	305	304
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2027	235	234
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	280	273
	South Florida Water Management District COP	5.000%	10/1/2030	5,000	5,067
	South Florida Water Management District COP	5.000%	10/1/2032	8,250	8,348
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,315	1,370
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,070	2,153
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,500	1,557
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	5,000	5,173
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	500	516
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2026	740	732
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2027	860	846
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2028	810	793
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2026	475	483
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2027	375	390
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/2025	2,000	2,003
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,000	1,004
[4]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/2028	1,155	1,162
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	4.450%	5/1/2032	405	408
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	451
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	400	401
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	148
	Village Community Development District No. 14 Special Assessment Revenue	4.000%	5/1/2027	2,470	2,490
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	350	354
[4]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	2,050	2,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/2033	2,400	2,437
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2027	350	361
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	500	529
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	850	907
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	533
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	950	953
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/2031	440	447
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/2028	185	187
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2028	1,000	1,068
					1,007,738
Georgia (4.1%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2025	2,945	2,950
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,128
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2027	3,180	3,316
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2028	3,290	3,494
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2029	3,415	3,684
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2030	7,045	7,682
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/2026	635	647
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/2028	695	739
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	1,000	1,022
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	1,355	1,417
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	2,020	2,158
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,080	1,177
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	2,345	2,593
	Atlanta GA GO	5.000%	12/1/2029	5,000	5,505
	Atlanta GA GO	5.000%	12/1/2030	5,000	5,579
	Atlanta GA Tax Increment/Allocation Revenue (Beltline Project)	5.000%	1/1/2027	1,350	1,391
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,633
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	4.125%	9/1/2025	9,899	9,901
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,445	9,620
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,265
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	10,000	10,106
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,350
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,050
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,590	7,605
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2028	1,125	1,186
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2029	1,085	1,151
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2030	895	944
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2032	1,395	1,460
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2027	100	102
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2028	100	103
[2]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/2029	130	134
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/2029	5,000	4,498
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/2028	13,030	13,303
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2026	795	811
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,590	3,604
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,430	2,442
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,705	7,742
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,290	2,293
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	5,165	5,170
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,820	1,839
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	5,945	5,943
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	10,430	10,558
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,150	4,199
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,290	8,303
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	1,000	1,058
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	2,300	2,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	2,000	2,179
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2031	1,085	1,209
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	1,150	1,284
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2033	1,470	1,646
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments, LLC Project) PUT	3.450%	4/1/2028	2,610	2,629
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,190	1,196
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	29,865	30,115
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	11,240	11,967
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2026	375	379
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,053
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,000	1,069
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2030	2,305	2,370
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	345	348
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2028	1,750	1,864
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2029	1,850	2,003
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2030	2,215	2,426
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2031	2,500	2,759
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,525	1,546
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,085	1,092
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	1,850	1,811
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	1,030	1,012
	Development Authority for Fulton County College & University Revenue	5.000%	6/1/2029	700	761
	Development Authority for Fulton County College & University Revenue	5.000%	6/1/2031	1,000	1,111
	Development Authority for Fulton County College & University Revenue	5.000%	6/1/2032	750	839
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2027	270	281
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2029	380	406
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2031	575	622
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,720	1,754
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2026	835	836
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	965	968
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	1,000	1,004
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	390	403
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	675	713
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	430
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2026	1,460	1,477
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2027	1,250	1,291
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	9,905	10,895
	Georgia GO	4.000%	2/1/2026	4,570	4,575
	Georgia GO	4.000%	2/1/2031	2,740	2,740
	Georgia GO	4.000%	2/1/2031	4,000	4,011
	Georgia GO	4.000%	2/1/2032	4,000	4,009
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2026	680	686
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2026	3,765	3,800
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/2027	350	368
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/2028	1,160	1,245
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2026	1,710	1,726
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2027	1,150	1,187
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2028	1,275	1,342
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2026	75	75
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2027	1,410	1,456
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2028	430	439
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2028	315	332
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2026	600	604
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2026	150	153
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2027	660	676
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2027	550	568
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2027	200	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2028	190	203
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2029	300	325
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2030	200	219
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/2028	220	222
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	2,500	2,553
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	875	921
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	660	706
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	725	775
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2030	1,365	1,481
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2030	500	543
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2031	1,690	1,852
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2031	745	816
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,580	2,582
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,001
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,000	2,002
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	150	150
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,027
	Gwinnett County School District GO	4.000%	2/1/2033	5,000	5,000
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	820	856
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2025	2,500	2,504
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2025	250	250
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2025	490	491
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	345	348
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	350	354
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	2,270	2,312
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	280	285
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	580	586
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	637
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	500	514
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	518
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	465	486
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,225	1,246
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	1,100	1,150
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	825	862
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,000	1,044
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2028	1,000	1,053
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2028	1,500	1,596
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2028	5,000	5,091
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2029	2,700	2,859
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2029	1,050	1,111
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2029	700	741
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2029	2,250	2,397
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2029	750	799
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2029	3,040	3,237
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2029	225	240
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	280	296
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	2,750	2,910
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2030	2,940	3,133
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2030	950	1,012
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2030	145	155
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2030	2,630	2,746
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2030	500	535
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2030	2,355	2,518
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2030	1,000	1,069
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/2030	470	502
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2030	3,500	3,723
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2031	950	1,018
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/2031	100	107
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2031	500	534
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2031	900	965
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2031	1,500	1,605
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2032	1,000	1,065
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2032	4,850	5,130
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	98,445	98,666
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	10,470	10,581
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	78,655	79,095
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	62,720	65,435
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	24,370	24,399
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	60,650	64,013
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	27,210	28,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	105,585	111,594
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	52,690	55,609
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	64,115	67,992
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	3,420	3,613
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	31,150	33,023
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	55,460	58,284
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	15,540	16,464
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	45,600	48,510
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	40,000	41,991
[4]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue TOB VRDO	2.800%	8/1/2025	7,460	7,460
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	3,270	3,283
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,990	3,001
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,270	1,275
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,480	1,486
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	4,695	4,753
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	8,455	8,468
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	24,255	26,445
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	13,145	14,718
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2026	625	641
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2028	465	494
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,050	1,052
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	1,000	1,002
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/2028	920	970
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	1,200	1,176
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,840	1,926
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,472
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,265
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	4,855	5,338
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	4,450	4,910
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	871
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/2029	1,530	1,512
					1,289,648
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	965	982
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,100	1,190
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,091
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,335	1,457
[8]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	275	300
[8]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	202
[8]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	375	409
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2027	350	362
	Guam Income Tax Revenue	5.000%	12/1/2026	2,250	2,298
	Guam Income Tax Revenue	5.000%	12/1/2027	5,230	5,347
	Guam Income Tax Revenue	5.000%	12/1/2033	2,635	2,649
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2025	515	517
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2026	1,500	1,505
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2027	580	582
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	300	311
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	755	788
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2028	450	451
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	2,525	2,649
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,505	1,596
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	1,500	1,586
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	770	825
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,000	1,077
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2031	2,070	2,074
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,685	1,819
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,610	2,807
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2025	1,480	1,484
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2025	1,565	1,570
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2025	500	501
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,160	2,211
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,860	4,028
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	469
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,250	3,449
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	500	531
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,515	4,852
					54,481
Hawaii (0.2%)
	Hawaii County HI GO	5.000%	9/1/2028	530	569
	Hawaii County HI GO	5.000%	9/1/2030	250	277
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,855	2,033
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,833
	Hawaii GO	4.000%	4/1/2029	3,300	3,328
	Hawaii GO	5.000%	10/1/2029	1,250	1,282
	Hawaii GO	4.000%	10/1/2030	1,885	1,902
	Hawaii GO	4.000%	8/1/2032	4,500	4,501
	Hawaii GO	4.000%	8/1/2033	4,660	4,660
	Hawaii GO	4.000%	8/1/2034	10,000	10,000
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	15,265	15,405
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,845	1,916
	Honolulu HI City & County GO	5.000%	9/1/2025	1,815	1,818
	Honolulu HI City & County GO	5.000%	7/1/2028	1,000	1,070
	Honolulu HI City & County GO	4.000%	10/1/2031	5,050	5,100
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,350	4,420
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,300	2,409
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	2,150	2,414
					65,937
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,050	1,051
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,085	1,095
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	920	925
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,880	1,889
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,000	884
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2027	900	933
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	13,820	14,920
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.650%	11/3/2025	1,815	1,815
[7]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/2050	590	597
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,430	5,975
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	2,275	2,547
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,709
					35,340
Illinois (6.4%)
[1]	Adams County School District No. 172 GO	4.000%	2/1/2032	1,000	1,003
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/2031	1,185	1,186
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2026	400	394
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2026	710	717
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2027	380	362
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	650	660
[10]	Chicago Board of Education GO	0.000%	12/1/2025	5,105	5,045
[10]	Chicago Board of Education GO	0.000%	12/1/2025	6,220	6,146
	Chicago Board of Education GO	0.000%	12/1/2025	2,375	2,346
	Chicago Board of Education GO	5.000%	12/1/2025	14,605	14,667
[1]	Chicago Board of Education GO	5.000%	12/1/2025	4,500	4,525
	Chicago Board of Education GO	5.000%	12/1/2025	2,500	2,511
	Chicago Board of Education GO	5.000%	12/1/2025	9,520	9,560
[12]	Chicago Board of Education GO	5.500%	12/1/2025	3,420	3,437
	Chicago Board of Education GO	0.000%	12/1/2026	17,205	16,384
[10]	Chicago Board of Education GO	0.000%	12/1/2026	6,380	6,083
[10,13]	Chicago Board of Education GO	0.000%	12/1/2026	95	91
	Chicago Board of Education GO	5.000%	12/1/2026	17,465	17,733
	Chicago Board of Education GO	5.000%	12/1/2026	2,125	2,157
	Chicago Board of Education GO	5.000%	12/1/2026	5,810	5,899
	Chicago Board of Education GO	5.000%	12/1/2026	1,450	1,472
[1,13]	Chicago Board of Education GO	5.500%	12/1/2026	7,165	7,377
[12]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,271
	Chicago Board of Education GO	7.000%	12/1/2026	10,000	10,097
	Chicago Board of Education GO	0.000%	12/1/2027	500	458
[10]	Chicago Board of Education GO	0.000%	12/1/2027	1,060	974
	Chicago Board of Education GO	4.000%	12/1/2027	14,120	14,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago Board of Education GO	5.000%	12/1/2027	1,200	1,245
	Chicago Board of Education GO	5.000%	12/1/2027	2,635	2,708
[1]	Chicago Board of Education GO	5.000%	12/1/2027	6,605	6,850
	Chicago Board of Education GO	5.000%	12/1/2027	4,135	4,250
[12]	Chicago Board of Education GO	5.500%	12/1/2027	3,070	3,187
[10]	Chicago Board of Education GO	0.000%	12/1/2028	14,130	12,482
[10,13]	Chicago Board of Education GO	0.000%	12/1/2028	13,800	12,190
	Chicago Board of Education GO	5.000%	12/1/2028	16,325	16,953
	Chicago Board of Education GO	5.000%	12/1/2028	6,285	6,527
[10]	Chicago Board of Education GO	0.000%	12/1/2029	800	677
[1]	Chicago Board of Education GO	5.000%	12/1/2029	4,020	4,201
	Chicago Board of Education GO	5.000%	12/1/2029	20,420	21,284
	Chicago Board of Education GO	5.000%	12/1/2029	5,000	5,116
	Chicago Board of Education GO	5.000%	12/1/2030	12,645	12,947
[1]	Chicago Board of Education GO	5.000%	12/1/2030	5,340	5,555
	Chicago Board of Education GO	5.000%	12/1/2030	2,085	2,124
	Chicago Board of Education GO	5.000%	12/1/2030	1,820	1,897
	Chicago Board of Education GO	5.000%	12/1/2030	16,640	16,929
[1]	Chicago Board of Education GO	5.000%	12/1/2030	4,180	4,348
[12]	Chicago Board of Education GO	5.500%	12/1/2030	2,500	2,672
[4]	Chicago Board of Education GO	6.750%	12/1/2030	1,065	1,134
[10]	Chicago Board of Education GO	0.000%	12/1/2031	4,800	3,686
[10]	Chicago Board of Education GO	0.000%	12/1/2031	1,205	925
[1]	Chicago Board of Education GO	5.000%	12/1/2031	500	516
	Chicago Board of Education GO	5.000%	12/1/2031	2,000	2,036
	Chicago Board of Education GO	5.000%	12/1/2031	9,590	9,920
	Chicago Board of Education GO	5.000%	12/1/2031	10,635	10,784
[1]	Chicago Board of Education GO	5.000%	12/1/2031	4,640	4,790
	Chicago Board of Education GO	5.000%	12/1/2031	5,000	5,049
	Chicago Board of Education GO	5.000%	12/1/2032	3,600	3,645
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,800	2,877
	Chicago Board of Education GO	5.000%	12/1/2032	6,845	6,912
	Chicago Board of Education GO	5.000%	12/1/2032	5,675	5,833
[1]	Chicago Board of Education GO	5.000%	12/1/2032	2,000	2,056
	Chicago Board of Education GO	5.125%	12/1/2032	1,255	1,255
	Chicago Board of Education GO	5.000%	12/1/2033	7,910	7,949
[1]	Chicago Board of Education GO	5.000%	12/1/2033	2,850	2,915
[1]	Chicago Board of Education GO	5.000%	12/1/2034	5,100	5,183
	Chicago Board of Education GO	5.000%	12/1/2034	3,460	3,462
	Chicago Board of Education GO	5.000%	12/1/2034	26,215	26,144
	Chicago Board of Education GO	5.000%	12/1/2034	2,540	2,533
	Chicago Board of Education GO	4.000%	12/1/2035	11,640	11,135
	Chicago Board of Education GO	5.250%	12/1/2035	2,905	2,905
	Chicago IL GO	5.000%	1/1/2026	10,920	11,008
	Chicago IL GO	5.000%	1/1/2027	14,450	14,748
	Chicago IL GO	5.000%	1/1/2027	1,345	1,353
	Chicago IL GO	5.000%	1/1/2028	8,855	9,147
	Chicago IL GO	5.000%	1/1/2028	2,450	2,531
	Chicago IL GO	4.000%	1/1/2029	6,127	6,205
	Chicago IL GO	5.000%	1/1/2029	1,150	1,201
	Chicago IL GO	5.000%	1/1/2029	7,940	8,289
	Chicago IL GO	5.000%	1/1/2029	3,670	3,831
	Chicago IL GO	5.000%	1/1/2029	2,500	2,514
	Chicago IL GO	5.000%	1/1/2029	770	804
	Chicago IL GO	4.000%	1/1/2030	6,336	6,418
	Chicago IL GO	5.000%	1/1/2030	7,405	7,784
	Chicago IL GO	5.000%	1/1/2030	8,630	9,072
	Chicago IL GO	0.000%	1/1/2031	5,240	4,269
	Chicago IL GO	5.000%	1/1/2031	4,500	4,698
	Chicago IL GO	5.000%	1/1/2031	515	517
	Chicago IL GO	5.000%	1/1/2031	15,610	16,469
	Chicago IL GO	4.000%	1/1/2032	2,565	2,577
	Chicago IL GO	5.000%	1/1/2032	7,320	7,721
	Chicago IL GO	5.000%	1/1/2033	7,115	7,392
	Chicago IL GO	5.000%	1/1/2033	3,340	3,518
	Chicago IL GO	5.000%	1/1/2034	1,815	1,883
	Chicago IL GO, ETM	0.000%	1/1/2026	300	296
[10]	Chicago IL GO, ETM	0.000%	1/1/2026	235	232
	Chicago IL GO, ETM	5.000%	1/1/2026	6,020	6,077
	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Chicago IL GO, ETM	0.000%	1/1/2027	1,000	959
[10]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	1,964
[10]	Chicago IL GO, ETM	0.000%	1/1/2028	100	93
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,300	2,313
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,104
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2026	1,020	1,029
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2026	500	504
[10]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	955	912
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,500	2,577
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	700	734
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,170	2,235
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,650	2,843
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	675	724
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	3,770	4,107
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,000	1,089
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	460	482
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	3,555	3,643
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2025	2,050	2,061
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2025	12,505	12,570
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	14,865	15,269
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,226
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,000	1,024
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,000	3,071
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	1,000	1,045
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,705	2,877
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	4,560	4,766
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,022
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,000	3,241
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,000	2,041
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,000	1,025
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	750	824
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	1,960	2,137
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	3,555	3,711
[12]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	12,900	13,766
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,018
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,735	1,906
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2032	1,055	1,094
[1]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/2030	1,800	1,869
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	2.410%	8/7/2025	2,895	2,895
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,750	2,846
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	5,000	5,286
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	3,000	3,234
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,000	1,095
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	2,000	2,214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	1,160	1,172
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	110	111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	210	212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	2,745	2,838
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	125	126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	4,000	4,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	165	167
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,000	6,466
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	315	339
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,645	1,693
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,380	1,512
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	450	492
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	10,500	11,503
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	1,135	1,254
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,485	10,498
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,375	11,537
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2033	3,750	3,840
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	14,780	14,857
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	7,735	7,776
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2034	3,750	3,833
	Chicago Park District GO	5.000%	11/15/2025	1,430	1,439
	Chicago Park District GO	5.000%	1/1/2026	1,000	1,009
	Chicago Park District GO	5.000%	11/15/2026	1,500	1,543
	Chicago Park District GO	5.000%	1/1/2027	925	933
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,032
	Chicago Park District GO	5.000%	1/1/2028	1,110	1,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	5.000%	1/1/2029	750	802
	Chicago Park District GO	5.000%	1/1/2029	1,875	2,005
	Chicago Park District GO	5.000%	1/1/2030	1,700	1,847
	Chicago Park District GO	5.000%	1/1/2030	1,320	1,434
[2]	Chicago Park District GO	4.000%	1/1/2031	1,955	2,004
	Chicago Park District GO	5.000%	1/1/2031	700	767
	Chicago Park District GO	5.000%	1/1/2031	500	503
[2]	Chicago Park District GO	4.000%	11/15/2032	1,000	1,014
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,850	3,911
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,500	2,540
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	9,015	9,304
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	2,750	2,838
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,250	5,533
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	7,250	7,641
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	5,845	6,258
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2028	1,600	1,701
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,078
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,250	1,359
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,555	1,697
[1]	Cook County IL GO	5.000%	11/15/2026	3,710	3,817
	Cook County IL GO	5.000%	11/15/2027	1,205	1,237
	Cook County IL GO	5.000%	11/15/2028	2,705	2,775
	Cook County IL GO	5.000%	11/15/2028	350	376
	Cook County IL GO	5.000%	11/15/2029	3,600	3,929
	Cook County IL GO	5.000%	11/15/2029	7,100	7,274
	Cook County IL GO	5.000%	11/15/2031	2,510	2,565
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	650	668
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	350	367
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	290	311
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	140	152
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	275	299
	Cook County IL Sales Tax Revenue	5.000%	11/15/2029	1,250	1,358
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	300	329
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	2,000	2,196
	Cook County IL Sales Tax Revenue	4.000%	11/15/2034	1,000	1,002
	Cook County School District No. 105 GO	5.000%	1/15/2027	565	584
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2026	785	787
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/2028	1,735	1,738
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/2029	4,000	4,139
[2]	Crestwood IL GO	5.000%	12/15/2028	1,820	1,922
[2]	Crestwood IL GO	5.000%	12/15/2029	1,910	2,041
[2]	Crestwood IL GO	5.000%	12/15/2031	1,345	1,450
	DuPage County Forest Preserve District GO	5.000%	11/1/2028	660	709
	DuPage County Forest Preserve District GO	5.000%	11/1/2029	575	628
	DuPage County Forest Preserve District GO	5.000%	11/1/2030	500	553
	DuPage County Forest Preserve District GO	5.000%	11/1/2031	850	949
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	645	724
	Elmhurst Park District GO	5.000%	12/15/2027	140	148
	Elmhurst Park District GO	5.000%	12/15/2028	150	162
	Elmhurst Park District GO	5.000%	12/15/2029	150	164
	Elmhurst Park District GO	5.000%	12/15/2030	250	276
	Elmhurst Park District GO	5.000%	12/15/2031	500	558
	Elmhurst Park District GO	5.000%	12/15/2032	400	448
[1]	Franklin Park IL GO	4.000%	7/1/2030	1,015	1,015
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2027	250	263
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2028	275	296
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2029	350	382
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	500	552
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2031	2,465	2,741
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,118
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,026
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	7,725	8,234
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/2026	2,000	1,992
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2026	145	146
[4]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	623
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2031	265	268
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2025	905	905
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2025	1,295	1,297
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2025	275	275
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2026	345	349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	530	534
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2026	680	693
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	1,450	1,508
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2027	730	740
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2027	315	309
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	1,805	1,913
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	400	418
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	765
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	550	535
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	2,015	2,171
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	1,490	1,520
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	6,000	6,554
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	800	851
	Illinois Finance Authority College & University Revenue	4.125%	12/1/2030	1,505	1,454
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	1,175	1,255
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	11,935	13,132
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,245	1,246
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2025	325	325
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2025	1,605	1,605
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2027	425	436
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2029	940	983
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	200	210
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2031	205	215
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2032	215	224
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2028	400	408
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2029	920	936
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2030	335	340
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2031	370	374
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/2032	225	227
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/2025	100	100
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/2026	225	231
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	125	125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,000	1,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,840	1,853
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	4,500	4,557
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	2,400	2,432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,020	1,030
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	4,315	4,369
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,655	1,682
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,205	2,259
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,785	1,828
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,600	2,661
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	250	255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,000	1,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	3,250	3,253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,020	1,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,111
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,890	1,944
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,110	1,127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,797
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,310	1,370
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	950	984
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,540	1,542
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,505	1,522
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,815	1,909
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	7,000	7,006
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,593
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	940	957
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,755	2,789
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,000	2,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,420	1,458
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	4,365	4,404
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,260	1,329
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	1,010	1,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,910	6,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,203
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	415	419
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,295	2,344
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,000	3,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,030	1,036
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,125	1,125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	6,650	6,763
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	615	626
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,040	14,231
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	11,645	12,063
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,460	2,636
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	12,030	12,844
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	25,430	27,333
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	8/6/2025	28,425	28,425
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	8/6/2025	36,000	36,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2027	345	357
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.590%	4/1/2051	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	5/1/2042	1,405	1,396
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	642
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.252%	11/1/2034	10,545	10,542
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2026	285	286
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,755	7,882
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2027	4,325	4,440
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2027	6,790	7,062
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,860	1,955
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2028	820	871
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	627
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2029	1,125	1,217
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	845	929
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	273
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	700	768
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	805	891
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	2,695	2,983
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	2,220	2,471
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,000	1,113
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,470	1,621
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,250	3,634
	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	3,500	3,913
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2031	1,085	1,202
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,500	2,804
	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	2,255	2,530
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,012
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,500	6,193
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,140	5,787
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,063
	Illinois GO	5.000%	11/1/2025	11,075	11,137
[2]	Illinois GO	5.000%	11/1/2025	10,000	10,055
	Illinois GO	5.000%	12/1/2025	500	504
	Illinois GO	5.000%	12/1/2025	660	665
	Illinois GO	5.000%	1/1/2026	3,680	3,713
	Illinois GO	5.000%	2/1/2026	8,900	8,999
	Illinois GO	5.000%	3/1/2026	10,000	10,129
	Illinois GO	5.000%	5/1/2026	5,000	5,083
	Illinois GO	5.500%	5/1/2026	8,675	8,851
	Illinois GO	5.000%	7/1/2026	5,795	5,912
	Illinois GO	5.000%	11/1/2026	25,940	26,633
	Illinois GO	5.000%	11/1/2026	3,500	3,593
	Illinois GO	5.000%	1/1/2027	1,750	1,765
	Illinois GO	5.000%	3/1/2027	7,935	8,204
	Illinois GO	5.000%	5/1/2027	7,000	7,254
	Illinois GO	5.000%	6/1/2027	1,400	1,424
	Illinois GO	5.000%	10/1/2027	1,500	1,566
	Illinois GO	5.000%	11/1/2027	15,045	15,731
	Illinois GO	5.000%	1/1/2028	625	630
	Illinois GO	5.500%	1/1/2028	240	255
	Illinois GO	4.000%	3/1/2028	3,000	3,083
	Illinois GO	5.000%	3/1/2028	805	846
	Illinois GO	5.000%	5/1/2028	5,000	5,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/2028	5,000	5,276
	Illinois GO	5.000%	6/1/2028	1,040	1,057
	Illinois GO	5.000%	10/1/2028	3,000	3,173
	Illinois GO	5.000%	11/1/2028	23,700	24,705
	Illinois GO	5.000%	11/1/2028	2,895	3,071
	Illinois GO	5.000%	12/1/2028	2,500	2,609
	Illinois GO	5.000%	2/1/2029	4,590	4,720
	Illinois GO	5.000%	2/1/2029	3,100	3,298
	Illinois GO	5.000%	3/1/2029	2,250	2,397
	Illinois GO	5.000%	5/1/2029	2,525	2,700
	Illinois GO	3.500%	6/1/2029	2,410	2,404
	Illinois GO	5.000%	7/1/2029	25,000	26,782
	Illinois GO	5.000%	11/1/2029	28,550	29,719
	Illinois GO	5.000%	1/1/2030	1,000	1,007
	Illinois GO	5.000%	2/1/2030	12,220	13,151
	Illinois GO	5.000%	5/1/2030	2,580	2,797
	Illinois GO	5.500%	5/1/2030	2,365	2,514
[1]	Illinois GO	4.000%	2/1/2031	1,500	1,507
	Illinois GO	5.000%	2/1/2031	8,815	9,545
	Illinois GO	5.000%	10/1/2031	3,320	3,469
	Illinois GO	5.000%	10/1/2031	2,400	2,508
	Illinois GO	5.000%	10/1/2031	4,000	4,346
	Illinois GO	4.125%	11/1/2031	2,240	2,245
	Illinois GO	5.000%	12/1/2031	1,000	1,032
	Illinois GO	5.000%	11/1/2032	4,255	4,323
	Illinois GO	5.000%	12/1/2034	6,485	6,622
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	605	588
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2048	3,130	3,143
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2049	2,100	2,114
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	1,085	1,095
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	955	959
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	17,515	17,533
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/2052	14,090	14,459
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	8,895	9,335
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/2053	6,890	7,332
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/2026	4,300	4,350
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,045	2,065
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,270	1,283
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	11,318	11,430
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,294
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,504
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,394	2,397
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,000	3,029
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2026	15,370	15,390
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	11,830	11,837
	Illinois Sales Tax Revenue	5.000%	6/15/2026	4,775	4,792
[10]	Illinois Sales Tax Revenue	6.000%	6/15/2026	125	129
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,065	1,070
[10]	Illinois Sales Tax Revenue	6.000%	6/15/2027	3,040	3,220
	Illinois Sales Tax Revenue	4.000%	6/15/2028	7,355	7,392
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,390	4,411
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	890	894
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2030	1,000	1,053
	Illinois Sales Tax Revenue	5.000%	6/15/2030	1,005	1,095
	Illinois Sales Tax Revenue	3.000%	6/15/2031	10,385	9,895
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2032	1,325	1,383
	Illinois Sales Tax Revenue	3.000%	6/15/2034	300	266
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,000	2,070
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	6,655	6,977
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	2,100	2,202
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,500	2,618
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	6,920	7,350
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,205	2,342
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	3,000	3,162
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	4,100	4,361
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	9,400	9,420
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,820	1,824
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2032	10,150	10,170
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	4,815	4,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	110	110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,000	1,008
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,000	1,016
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	1,350	1,360
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	205	205
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2032	1,000	1,015
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	5,585	5,620
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2030	2,615	2,849
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2031	2,540	2,788
[1]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/2032	2,600	2,861
[1]	Illinois State University College & University Revenue	5.000%	4/1/2028	785	830
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/2025	1,000	989
[1]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/2028	1,000	918
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/2025	170	171
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/2025	350	352
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2029	10,000	10,424
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,000	2,082
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2026	3,605	3,647
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	2,000	2,066
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,500	1,550
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,691
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,500	1,603
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	1,500	1,511
[2]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/2030	1,000	1,021
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2026	11,540	11,059
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,485	1,567
[1,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	1,115	1,155
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	2,000	1,725
[1,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	10,000	8,474
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	13,040	10,765
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2025	1,000	1,007
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	4,305	4,196
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	2,075	2,131
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	60	57
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2027	3,000	3,067
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,314
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,000	5,231
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	10,450	9,521
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,355	2,451
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,903
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	7,500	7,802
[1,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	1,405	1,453
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2026	975	980
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2028	1,245	1,276
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2030	1,555	1,606
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2031	1,730	1,777
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,875	1,929
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,325	1,359
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	7,110	7,285
[1]	Mundelein IL GO	4.000%	12/15/2025	500	502
[1]	Mundelein IL GO	4.000%	12/15/2026	500	508
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2026	105	108
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	1,310	1,313
[2]	Northern Illinois University COP	5.000%	4/1/2029	660	700
[2]	Northern Illinois University COP	5.000%	4/1/2032	970	1,046
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,450	1,469
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	2,200	2,272
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2027	325	338
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2028	325	342
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2029	325	346
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	690	739
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,040	1,109
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/2035	3,555	3,397
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	730	759
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2026	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2035	4,930	4,905
	Romeoville IL GO	5.000%	12/30/2025	3,315	3,343
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	10,000	10,671
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2026	7,855	7,917
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	7,500	7,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	2,000	2,098
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,720	1,813
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,735	1,829
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,067
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	3,075	3,304
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	520	563
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	2,000	2,183
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	8,150	8,787
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	1,140	1,255
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	1,000	1,106
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.410%	8/7/2025	3,990	3,990
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,652
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,065	2,127
	Schaumburg IL GO	4.000%	12/1/2026	6,485	6,613
	Schaumburg IL GO	4.000%	12/1/2028	1,000	1,043
	Schaumburg IL GO	4.000%	12/1/2029	8,155	8,564
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	175	177
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	210	217
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2028	750	769
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	289
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/2029	400	413
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2029	365	389
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/2030	425	458
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/2027	730	758
	Springfield IL GO	3.250%	12/1/2030	1,085	1,084
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/2029	700	701
	University of Illinois College & University Revenue	5.000%	4/1/2027	2,665	2,705
	University of Illinois College & University Revenue	5.000%	10/1/2028	485	514
	University of Illinois College & University Revenue	5.000%	10/1/2029	965	1,036
	University of Illinois College & University Revenue	5.000%	10/1/2030	1,150	1,247
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2026	1,340	1,345
[2]	Western Illinois University College & University Revenue	4.000%	4/1/2027	1,400	1,414
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/2026	275	277
[1]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/2026	855	824
[2]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/2028	1,165	1,201
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2027	1,245	1,285
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2028	3,910	4,117
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2029	4,175	4,474
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2030	8,730	9,497
	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg	5.000%	1/1/2033	1,000	1,110
					2,039,939
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,010	1,032
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	500	517
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	500	533
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	537
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	500	542
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	500	545
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	500	548
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	771
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2026	350	353
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,235	1,292
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	475	502
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	518
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	500	539
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	5,355	5,827
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	675	734
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,000	1,095
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2031	1,195	1,206
[2]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/2032	1,670	1,679
[2]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/2029	275	285
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,315	1,315
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/2027	425	437
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/2028	805	832
[2]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/2028	410	425
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,360
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2026	2,080	2,100
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	2,130	2,174
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/2026	370	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2026	370	358
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/2027	320	304
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/2027	320	299
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2026	540	542
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,030	1,072
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,138
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	740	779
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	843
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2027	675	708
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2028	710	759
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	675	745
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2032	730	807
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,250	1,215
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	11,670	11,846
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/2026	5,900	5,790
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	6,240	6,274
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	5,315	5,344
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,550	1,558
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	450	455
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	395	398
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	750	762
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	830	851
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	350	367
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2028	740	771
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	1,225	1,288
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	600	649
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,345	1,414
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	761
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2029	1,410	1,480
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2026	360	363
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2027	575	589
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2028	605	629
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2029	1,265	1,328
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2030	1,330	1,407
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2031	1,400	1,485
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/2026	7,500	7,430
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	4,210	4,129
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	22,835	24,097
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	17,400	18,580
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	32,015	34,868
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	36,615	39,563
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,000	11,093
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	17,965	19,787
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.590%	3/1/2039	2,905	2,877
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	17,600	17,637
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	1,000	939
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/2030	670	742
	Indiana Finance Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2034	8,030	7,856
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	3,810	3,812
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2027	1,000	1,053
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2028	1,430	1,538
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,200	1,315
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	2,295	2,516
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2029	1,600	1,754
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	2,750	3,049
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	1,175	1,303
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2049	1,255	1,261
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	950	945
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2050	3,385	3,348
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	2,875	2,834
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/2052	2,670	2,768
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	2,875	2,984
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,360	1,444
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,177
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,010
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,860	1,866
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,520	1,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,000	3,289
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2031	10,000	11,089
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2032	5,500	6,149
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,100	1,158
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2030	1,000	1,095
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2031	2,600	2,866
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2032	895	992
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2026	5,660	5,690
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2026	6,765	6,843
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	1,800	1,855
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	2,000	2,137
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,300	1,397
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,100	1,192
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	657
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	600	654
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	2,000	2,179
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,101
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	600	658
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	740	815
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,250	1,376
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,100	1,220
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	600	666
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	700	772
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	650	717
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2027	930	954
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/2030	1,385	1,386
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,635	1,637
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	13,320	13,501
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2026	300	301
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2027	350	359
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2028	375	386
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	300	311
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	300	312
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2029	300	314
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	400	419
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	400	420
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2026	420	422
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2026	1,065	1,077
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2027	1,190	1,211
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	635	649
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	500	521
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	1,175	1,237
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	1,070	1,148
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,095
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	620	682
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,104
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	630	695
					403,272
Iowa (0.2%)
	Asbury IA GO	2.625%	6/1/2029	315	308
	Iowa City Community School District GO	2.900%	6/1/2031	2,800	2,635
	Iowa City Community School District GO	2.950%	6/1/2032	3,010	2,785
	Iowa City Community School District GO	3.000%	6/1/2033	3,100	2,883
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	2,000	2,020
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	90	89
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,011
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	830	874
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	407
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,260	1,263
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	3,710	3,718
[4,5]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.590%	9/12/2025	2,925	2,925
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	340	341
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	1,450	1,468
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2049	715	716
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	700	690
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	2,095	2,121
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2052	10,145	10,603
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2052	3,260	3,487
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	2,555	2,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2025	345	346
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	705	721
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2027	1,050	1,091
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	370	390
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	425	435
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,356
	Marion IA GO	2.500%	6/1/2030	370	352
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2032	450	497
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2033	510	564
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,500	1,535
					50,174
Kansas (0.3%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	7,630	7,658
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,100	1,099
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	10,000	11,198
	Kansas Development Finance Authority College & University Revenue (Wichita State University Projects)	3.000%	6/1/2031	1,645	1,581
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	28,920	30,719
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	500	550
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,864
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	508
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	517
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2026	1,020	1,033
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2027	870	893
[2]	Manhattan KS GO	5.000%	6/15/2028	6,870	6,985
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2028	300	298
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/2030	30	30
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2026	6,300	6,315
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/2025	1,750	1,753
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,385	2,406
	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/2025	3,000	3,005
[2]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/2026	1,515	1,538
[2]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/2027	2,065	2,124
[4]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/2035	12,335	12,419
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/2033	1,810	1,817
					99,310
Kentucky (2.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	1,635	1,648
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	1,970	2,018
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,009
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	12,250	11,913
	Commonwealth of Kentucky COP	5.000%	6/15/2034	1,320	1,321
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2028	1,030	1,090
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2029	1,080	1,163
	Eastern Kentucky University College & University Revenue	5.000%	4/1/2030	1,135	1,240
	Elizabethtown KY GO	2.500%	8/1/2029	460	443
	Kenton County KY GO	4.000%	4/1/2030	1,000	1,015
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/2027	1,425	1,428
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2027	120	122
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2028	125	128
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2028	195	204
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2025	1,660	1,663
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2026	2,060	2,110
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	1,000	1,000
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,325	1,352
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,275	1,331
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,000	3,061
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,855	1,887
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,000	1,028
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	4,440	4,441
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,810	3,856
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,180	1,283
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2031	2,485	2,728
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	90	90
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	1,690	1,692
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	1,680	1,682
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2025	800	801
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2026	2,585	2,636
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	1,965	2,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	1,625	1,650
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	1,000	1,033
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	2,500	2,498
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2025	1,780	1,780
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/2025	825	827
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2026	1,075	1,079
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/2026	1,085	1,092
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,890	1,904
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,110	2,129
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	305	309
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,980	2,005
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2029	1,500	1,579
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2029	1,000	1,059
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2030	550	583
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2030	2,090	2,203
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2030	2,000	2,128
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2031	1,425	1,518
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2031	5,770	6,151
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	123,920	124,681
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	37,845	38,012
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	97,245	102,658
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	63,835	66,968
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	11,290	11,260
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	12,260	13,143
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	60,000	63,455
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/2027	350	350
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/2032	5,000	5,000
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/2027	1,640	1,640
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/2029	1,000	1,000
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	1,650	1,695
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/2031	1,430	1,480
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2028	500	520
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/2028	1,150	1,239
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2027	260	274
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2028	375	403
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2029	500	547
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2030	1,025	1,133
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2028	1,220	1,308
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2029	1,875	2,048
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	765	846
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2031	1,435	1,592
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,850	3,027
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	2,150	2,283
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,000	3,246
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	3,140	3,398
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	3,000	3,303
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	2,165	2,384
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	5,000	5,534
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	10,815	11,971
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	5,000	5,569
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	11,120	12,385
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	170	173
	Lexington-Fayette Urban County Government GO	3.000%	9/1/2028	1,000	979
	Louisville Water Co. Water Revenue	3.125%	11/15/2030	3,750	3,722
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,060	3,122
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,530	10,721
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	10,130	10,289
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	7,340	7,440
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	24,765	25,294
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	1,000	1,072
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	29,905	32,080
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	1,440	1,398
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/2026	4,460	4,478
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2026	1,710	1,724
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/2027	1,975	2,001
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	7,145	7,337
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,100	1,126
	University of Kentucky College & University Revenue	4.000%	4/1/2026	750	750
	University of Kentucky College & University Revenue	3.250%	4/1/2028	2,235	2,265
	University of Kentucky College & University Revenue	3.500%	4/1/2029	2,305	2,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Kentucky College & University Revenue	5.000%	4/1/2030	4,260	4,266
[1]	University of Louisville College & University Revenue	5.000%	9/1/2028	1,230	1,313
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	690	700
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,235	1,308
	Warren County School District Finance Corp. Lease(Renewal) Revenue	4.000%	4/1/2026	3,440	3,468
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/2028	2,000	1,998
					716,663
Louisiana (1.5%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,910	1,930
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,052
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,061
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,735	6,737
[4,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	5,196	5,196
[2]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/2025	790	791
[2]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/2026	675	676
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	8,000	7,463
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2025	570	573
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/2025	500	501
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2028	1,000	1,029
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2029	2,500	2,595
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2030	3,000	3,126
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2025	500	503
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	3,500	3,838
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	3,735	4,135
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/2043	11,350	11,323
	Louisiana GO	5.000%	10/1/2026	6,750	6,950
	Louisiana GO	5.000%	2/1/2027	5,000	5,188
	Louisiana GO	5.000%	2/1/2029	6,000	6,503
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2055	1,170	1,289
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,900	3,239
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	1,300	1,308
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,840	10,914
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/2026	9,439	9,471
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/2025	2,523	2,535
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,829
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,081	11,278
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,455	1,499
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2026	1,055	1,083
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/2027	1,000	1,044
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/2025	2,075	2,078
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	9,450	9,030
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2025	1,920	1,922
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2026	2,195	2,245
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2027	4,190	4,351
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2028	4,265	4,445
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2030	6,500	6,740
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2031	11,080	11,438
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2033	4,900	5,025
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/2025	4,300	4,315
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/2029	5,250	5,458
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,325	10,455
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	6,170	6,209
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,140	4,163
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2025	5,185	5,191
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	2,150	2,166
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/2032	1,335	1,343
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/2033	2,140	2,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	700	711
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,670	2,722
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	440	456
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	400	422
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	15,260	16,538
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,060	1,061
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	5,975	6,269
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	1,500	1,546
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	10,000	10,654
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/2025	3,995	4,003
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/2025	6,600	6,613
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/2026	6,330	6,491
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/2027	5,000	5,245
[4]	Louisiana Public Facilities Authority Revenue(Touro Infirmary Project)	3.900%	8/15/2029	11,533	11,533
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2025	350	351
[1]	Shreveport LA GO	5.000%	3/1/2028	550	577
[1]	Shreveport LA GO	5.000%	3/1/2028	335	352
[1]	Shreveport LA GO	5.000%	3/1/2029	1,200	1,278
[1]	Shreveport LA GO	5.000%	3/1/2029	310	330
[2]	Shreveport LA GO	5.000%	8/1/2029	2,800	2,901
[1]	Shreveport LA GO	5.000%	3/1/2030	700	753
[1]	Shreveport LA GO	5.000%	3/1/2030	425	457
[2]	Shreveport LA GO	5.000%	8/1/2030	5,355	5,537
[1]	Shreveport LA GO	5.000%	3/1/2031	630	682
[1]	Shreveport LA GO	5.000%	3/1/2032	600	650
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2025	2,000	2,013
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,145	1,215
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,027
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	1,000	1,055
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	4,050	4,077
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	825	826
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,105	1,156
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	44,785	44,416
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	45,110	44,809
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	21,380	21,558
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/2028	34,775	34,960
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2030	2,385	2,544
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,320	1,354
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	2,050	2,136
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,615
					462,272
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	555	561
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	625	651
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	395	411
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	650	670
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	798
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,715	1,856
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,096
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,250	1,351
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,104
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,110
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/2026	195	197
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2027	125	130
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	4,050	4,106
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,075	1,095
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/2029	7,530	7,657
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,960	1,998
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/2030	2,000	2,024
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2047	685	685
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2047	320	320
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	880	883
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2050	545	550
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/2052	1,135	1,176
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	2,790	3,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/2025	13,020	13,022
					46,555
Maryland (0.9%)
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/2026	135	134
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/2027	175	172
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/2026	1,010	1,012
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	3,355	3,216
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	1,000	922
	Howard County MD GO	5.000%	2/15/2031	2,390	2,462
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/2027	1,100	1,100
[4]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/2026	25,720	25,779
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,660	4,709
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/2030	1,395	1,260
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/2032	1,410	1,198
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/2048	1,190	1,209
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	770	772
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/2049	1,250	1,262
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/2050	7,345	7,347
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	5,695	5,645
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	2,110	2,088
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2051	4,090	4,047
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	14,350	14,884
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/2053	8,580	9,160
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,100	2,243
[8]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	7,035	7,822
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2025	4,550	4,553
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2027	5,000	5,004
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/2028	10,465	10,470
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2030	3,445	3,469
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2031	2,590	2,600
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/2028	10,785	10,974
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	2,085	2,007
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	314
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	317
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	320
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	604
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue (Metro Centre at Owings Mills Project)	3.750%	7/1/2027	1,240	1,235
	Maryland GO	2.750%	8/1/2025	590	590
	Maryland GO	5.000%	6/1/2026	7,125	7,148
	Maryland GO	4.000%	8/1/2026	455	456
	Maryland GO	4.000%	6/1/2027	7,370	7,384
	Maryland GO	4.000%	8/1/2027	3,345	3,351
	Maryland GO	4.000%	6/1/2028	15,605	15,635
	Maryland GO	4.000%	6/1/2029	1,550	1,553
	Maryland GO	4.000%	8/1/2029	595	596
	Maryland GO	4.000%	6/1/2030	2,680	2,685
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	170	171
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	800	801
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	195	200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	3,960	4,103
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,100	3,103
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	875	921
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	135	142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,670	1,778
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,800	1,944
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	565	577
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,445	1,551
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,700	1,859
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,450	2,693
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,490	1,514
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,600	2,875
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	13,240	13,582
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	4,775	5,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	8/7/2025	12,570	12,570
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.830%	7/1/2041	30,770	30,770
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2026	1,000	1,014
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,375	1,458
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	2,190	2,368
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2030	1,000	1,102
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2031	1,765	1,959
[4]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	2.390%	8/7/2025	11,250	11,250
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/2027	3,000	2,998
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2025	1,875	1,877
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2027	600	609
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	445	452
					291,323
Massachusetts (1.6%)
	Boston MA GO	4.000%	3/1/2028	2,250	2,251
	Boston MA GO	4.000%	3/1/2029	2,030	2,031
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,465	1,493
	Commonwealth of Massachusetts GO	3.000%	12/1/2026	15,945	16,037
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	1,440	1,505
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,460	1,563
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,135	1,242
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	26,180	28,863
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	2,015	2,246
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	1,800	1,834
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	2,120	2,385
	Commonwealth of Massachusetts GO	3.000%	9/1/2031	6,715	6,689
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	1,900	2,148
	Commonwealth of Massachusetts GO	5.000%	2/1/2033	1,285	1,320
[4]	Commonwealth of Massachusetts GO TOB VRDO	2.330%	8/7/2025	4,000	4,000
	Dedham MA GO	2.650%	6/15/2030	250	242
	Hudson MA BAN GO	5.250%	6/11/2026	2,325	2,355
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,000	1,049
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,100	1,154
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	2,015	2,114
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	14,355	13,154
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	1,300	1,425
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	2,920	3,201
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	4,000	4,455
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	12,000	11,857
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,685	1,750
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2029	1,175	1,280
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2025	1,145	1,146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2026	550	555
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2026	280	282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	245	244
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	175	177
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	2,165	2,229
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	222
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2027	500	497
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,475	1,495
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	185	190
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/2027	145	144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	175	183
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2029	1,945	1,972
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,700	1,728
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	185	195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2029	1,820	1,864
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2030	1,725	1,745
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	350	342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	4,560	4,621
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,420	1,466
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	2,145	2,186
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	365	352
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,860	1,908
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	2,480	2,514
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	980	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	2,680	2,705
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,350	1,356
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	800	811
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	550	555
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	410	412
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,060	1,062
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	2,030	2,048
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2028	7,780	8,307
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	16,195	18,108
[5]	Massachusetts Development Finance Agency College & University Revenue VRDO	2.300%	8/1/2025	2,815	2,815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2025	1,000	1,002
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2025	500	500
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	285	286
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2025	1,585	1,598
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,055	2,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,245	1,269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	5,735	5,842
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,135	2,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	507
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2026	875	892
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	502
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	600	615
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2026	1,965	2,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,485	1,540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	957
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	685	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,120	1,160
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	525	549
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2027	2,060	2,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,500	2,541
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	785	810
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,250	1,315
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,075	1,146
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2028	2,165	2,317
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,500	1,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,700	2,786
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	975	1,008
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	765	808
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	6,200	6,564
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,860	1,861
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,095	1,169
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	902
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2029	2,275	2,468
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	465	475
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2030	2,385	2,602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,375	3,477
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	5,390	5,394
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,046
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,625	4,741
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,305	1,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,710	3,777
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	4,585	4,588
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,815	5,937
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	4,450	4,871
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,120	4,122
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,880	1,876
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,810	3,872
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,160	4,464
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2026	320	327
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2027	335	350
[3,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.890%	7/1/2049	6,575	6,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	600	608
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2034	1,000	1,004
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2025	1,545	1,545
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2026	1,865	1,872
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	2,500	2,512
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	3,085	3,093
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,965	5,004
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	9,230	9,409
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,505	3,524
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	26,735	27,230
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,155	7,230
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2030	3,100	3,100
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2042	630	630
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2044	230	230
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	1,695	1,713
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	1,985
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,425	2,460
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/2032	9,860	9,862
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2032	23,370	23,373
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/2029	1,875	1,877
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.150%	8/7/2025	17,100	17,100
[5]	Massachusetts Water Resources Authority Water Revenue VRDO	1.900%	8/6/2025	4,700	4,700
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	4,020	4,055
	Quincy MA BAN GO	5.000%	7/24/2026	30,910	31,647
	Quincy MA GO	4.000%	6/1/2032	2,565	2,565
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	6,781	6,825
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	14,725	14,849
					499,641
Michigan (2.1%)
[1,15]	Detroit City School District GO	5.250%	5/1/2029	3,860	4,213
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2027	500	521
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2028	500	531
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2029	500	539
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2030	2,000	2,177
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2031	2,690	2,946
[1,4,15]	Detroit MI City School District GO TOB VRDO	2.690%	8/7/2025	5,000	5,000
	Detroit MI GO	5.000%	4/1/2030	475	509
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2026	500	513
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2027	625	655
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	534
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2029	1,250	1,355
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2030	1,635	1,789
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2031	1,500	1,651
[2,4,5]	Eastern Michigan University College & University Revenue TOB VRDO	2.830%	8/1/2025	40,000	40,000
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	800	832
[2]	Grandville Public Schools GO	5.000%	5/1/2026	620	631
[2]	Grandville Public Schools GO	5.000%	5/1/2027	655	676
[2]	Grandville Public Schools GO	5.000%	5/1/2028	740	776
[2]	Grandville Public Schools GO	5.000%	5/1/2029	790	841
[2]	Grandville Public Schools GO	5.000%	5/1/2030	825	887
[2]	Grandville Public Schools GO	5.000%	5/1/2031	860	930
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	2.390%	8/7/2025	8,475	8,475
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	5,000	5,083
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	1,745	1,822
[15]	Howell Public Schools GO	5.000%	5/1/2030	500	550
[15]	Howell Public Schools GO	5.000%	5/1/2031	650	721
[15]	Howell Public Schools GO	5.000%	5/1/2032	700	780
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2026	3,275	3,241
	Ingham County Building Authority Lease Revenue	2.000%	5/1/2027	3,350	3,263
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,045	2,073
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,490	1,492
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,330	3,323
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	2,345	2,324
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,000	1,035
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2028	1,500	1,612
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2029	1,380	1,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2030	1,325	1,465
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2031	1,000	1,114
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,965	1,994
[15]	Lake Orion Community School District GO	4.000%	5/1/2028	500	518
[15]	Lake Orion Community School District GO	4.000%	5/1/2029	675	706
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2027	100	104
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2028	60	64
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2029	100	109
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2030	85	94
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2031	200	223
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2032	190	213
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2033	225	253
[1]	Livonia Public Schools GO	5.000%	5/1/2029	525	569
[1]	Livonia Public Schools GO	5.000%	5/1/2030	1,050	1,155
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2027	105	105
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2025	225	225
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2026	480	483
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	4,250	4,281
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	600	607
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	4,275	4,342
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2026	1,870	1,884
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,250	1,287
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2026	2,125	2,132
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	3,915	4,066
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	4,085	4,326
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2028	2,000	2,107
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,790	1,858
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	1,450	1,457
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	4,605	4,965
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2029	2,175	2,320
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,000	1,036
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2030	2,810	3,017
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,024
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	25,440	25,546
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	9,535	9,730
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	45,000	45,452
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	8,170	7,735
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	10,480	9,895
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	2,200	2,331
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	1,220	1,228
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	2,965	3,225
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	3,115	3,434
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.190%	12/1/2039	5,670	5,669
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2025	1,030	1,036
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	12,000	12,011
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	15,000	15,494
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,160	3,194
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,200	3,276
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,450	3,595
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2030	5,900	6,499
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2031	10,000	11,105
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2032	13,000	14,548
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	4,165	4,256
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2027	3,500	3,685
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	2,700	2,901
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2029	5,000	5,469
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2033	3,750	3,768
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,540	1,551
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	4,000	4,115
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,375	3,542
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,825	1,903
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	995	1,005
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,355	1,404
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	7,360	7,950
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	8/6/2025	6,050	6,050
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	8,720	8,721
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	665	669
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	34,450	34,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2031	1,500	1,631
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2046	280	280
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2048	1,755	1,754
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	590	592
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/2049	9,325	9,403
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2049	6,115	6,184
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	6,160	6,164
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2051	11,715	11,600
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	11,085	11,566
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2053	14,740	15,597
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	14,440	15,509
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	19,395	20,821
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	4,970	5,396
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	12,340	13,587
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	22,550	25,029
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/2026	1,175	1,185
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,454
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,941
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/2026	1,600	1,616
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,406
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,646
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,162
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,898
	Michigan State University College & University Revenue	3.500%	8/15/2030	5,845	5,850
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/2032	1,805	1,813
[15]	Milan Area Schools GO	5.000%	5/1/2026	2,010	2,045
	Northern Michigan University College & University Revenue	5.000%	12/1/2025	1,415	1,425
	Oakland University College & University Revenue	5.000%	3/1/2026	1,255	1,272
	Oakland University College & University Revenue	5.000%	3/1/2027	905	937
	Oakland University College & University Revenue	5.000%	3/1/2028	800	846
	Oakland University College & University Revenue	5.000%	3/1/2029	1,000	1,077
	Oakland University College & University Revenue	5.000%	3/1/2030	1,000	1,091
	Plymouth-Canton Community School District GO	3.000%	5/1/2027	2,080	2,092
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,016
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,034
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,050
	Washtenaw County Intermediate School District GO	5.000%	5/1/2027	4,360	4,543
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2028	400	428
					670,315
Minnesota (1.2%)
	Burnsville MN GO	2.750%	12/20/2030	225	218
	Burnsville MN GO	2.950%	12/20/2032	1,175	1,113
	Chaska MN GO	3.000%	2/1/2030	220	219
	Chisago City MN GO	2.500%	2/1/2030	375	359
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	400	407
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2026	360	355
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	375	390
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	500	531
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	270
	Duluth Independent School District No. 709 COP	5.000%	2/1/2026	400	405
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	600	604
	Faribault MN GO	2.750%	12/15/2030	320	307
	Lake Elmo MN GO	3.000%	2/1/2026	1,195	1,196
	Lake Elmo MN GO	3.000%	2/1/2027	1,230	1,231
	Lake Elmo MN GO	3.000%	2/1/2029	1,295	1,306
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,362
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,230	1,256
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	500	507
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,380	1,386
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,004
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,225	2,231
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,395	1,434
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	525	526
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,000	1,020
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	31,630	33,405
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	39,620	42,620
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	3,320	3,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,910	1,963
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	565	581
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,036
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	1,285	1,385
	Minnesota Agricultural & Economic Development Board	3.350%	8/13/2025	33,750	33,751
	Minnesota Agricultural & Economic Development Board	3.350%	9/3/2025	26,000	26,002
	Minnesota GO	5.000%	8/1/2029	22,710	24,903
	Minnesota GO	4.000%	8/1/2031	2,000	2,001
	Minnesota GO	5.000%	8/1/2034	13,000	13,013
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2025	250	251
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	300	308
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	765	796
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,875	1,935
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,835	1,954
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,111
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,425	4,446
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	565	567
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	1,345	1,352
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2049	3,475	3,522
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,465	2,467
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,353	1,353
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	3,670	3,674
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2053	1,900	2,031
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	3,135	3,319
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	1,090	1,175
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	3,225	3,513
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	1,565	1,745
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,915	3,274
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2025	1,485	1,489
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	56,415	57,092
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/2052	18,000	18,015
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2033	2,155	2,156
	Mora Independent School District No. 332 GO	2.500%	2/1/2030	340	328
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,500	13,556
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/2032	1,680	1,687
	North Mankato MN GO	2.650%	12/1/2029	385	372
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,800	1,929
	Prior Lake MN GO	3.000%	12/15/2030	685	681
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2031	2,750	2,762
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	2,185	2,219
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	3,000	3,038
	St. Cloud MN Independent School District No 742 GO	0.000%	2/1/2032	165	132
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	96
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	175	158
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2030	315	273
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	100
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	179
	St. Louis Park MN GO	2.500%	2/1/2030	725	699
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	800	804
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,895	1,938
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,750	2,906
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,565	3,823
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,585	2,798
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,800	1,857
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,410	3,708
	University of Minnesota College & University Revenue	5.000%	4/1/2034	1,855	1,874
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/2028	2,020	1,851
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,254
					373,204
Mississippi (0.5%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,195	3,232
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,785	2,806
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,008
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	13,835	13,652
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.700%	8/1/2025	3,100	3,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.180%	8/6/2025	33,800	33,800
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,570
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	1,000	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,605	1,694
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2025	1,015	1,015
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2026	2,025	2,070
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	500	528
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2030	1,810	1,825
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,895	3,184
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	4,455	4,779
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,410	3,712
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,410	2,651
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2025	110	110
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2026	225	230
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2027	400	408
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/2028	315	330
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,450	1,530
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,218
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,265
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,499
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2026	1,075	1,090
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	330	330
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	425	429
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	900	915
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	950	972
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,000	1,028
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,345	1,350
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,255	1,260
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,365	5,382
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	4,900	4,913
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2032	1,000	1,042
	Mississippi GO, Prere.	5.000%	11/1/2026	2,840	2,927
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2028	755	809
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/2029	515	521
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/2030	1,065	1,076
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/2030	1,010	1,018
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/2031	500	502
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/2031	575	575
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/2032	1,145	1,144
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/2032	730	726
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,060	1,050
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2052	4,090	4,254
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	600	602
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	840	858
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2026	1,515	1,526
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Refunding Project)	5.000%	1/1/2030	345	368
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2025	11,785	11,793
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	11,860	12,181
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2029	3,560	3,878
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2030	2,540	2,802
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2028	250	268
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2029	165	180
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2030	300	331
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2031	250	278
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2033	2,095	2,110
	Warren County MS Industrial Revenue	4.000%	9/1/2032	4,400	4,416
					172,120
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	510	510
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2025	1,440	1,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brentwood MO COP	4.000%	10/1/2025	210	210
	Brentwood MO COP	4.000%	10/1/2026	215	218
	Brentwood MO COP	4.000%	10/1/2027	270	273
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,620	3,759
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,443
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	3,625	3,836
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,000	1,030
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	3,840	4,123
	Center MO School District No. 58 GO	4.000%	3/1/2031	1,025	1,040
	Fort Osage School District No. R-1 COP	2.750%	4/1/2027	19,255	19,090
	Franklin County MO COP	4.000%	11/1/2025	455	456
	Franklin County MO COP	4.000%	4/1/2026	1,035	1,043
	Franklin County MO COP	4.000%	11/1/2026	475	482
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2025	2,475	2,483
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,518
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,013
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,065	1,100
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,233
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,200	1,288
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,585	1,719
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,000	1,089
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	2,840	3,099
	Kansas City MO GO	5.000%	2/1/2028	350	369
	Kansas City MO GO	5.000%	2/1/2029	475	510
	Kansas City MO GO	5.000%	2/1/2030	200	218
	Kansas City MO GO	5.000%	2/1/2031	300	330
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,654
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,772
	Kansas City MO School District COP	5.000%	4/1/2030	1,680	1,833
	Kansas City MO School District COP	5.000%	4/1/2031	3,625	3,997
	Kansas City MO School District COP	5.000%	4/1/2032	3,805	4,221
	Kansas City MO School District COP	5.000%	4/1/2033	1,995	2,217
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2029	1,150	1,246
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2030	562	617
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2031	2,725	3,024
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2032	4,570	5,104
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2033	3,735	4,178
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2027	1,125	1,170
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2028	1,200	1,270
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2029	1,000	1,078
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/2030	1,350	1,476
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2025	500	501
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2026	650	667
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2027	1,780	1,864
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2029	2,235	2,425
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	6,945	7,147
	Ladue School District GO	3.000%	3/1/2028	275	276
	Ladue School District GO	3.000%	3/1/2029	2,950	2,961
	Lindbergh School District GO	0.000%	3/1/2028	2,000	1,859
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2026	3,460	3,526
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2027	3,555	3,711
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2030	4,080	4,482
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2031	11,260	12,446
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.440%	8/7/2025	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2025	1,225	1,230
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,200	1,221
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	555	570
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	250	256
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,690	1,752
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	535
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	10,645	11,276
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,555	2,701
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,225	1,274
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	650	683
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,100	1,171
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,875	3,085
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,655	1,733
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,200	1,206
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	1,325	1,389
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	2,495	2,497
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,050
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,750	3,763
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,990	3,139
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	2,000	2,001
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2027	760	776
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2029	550	565
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2029	595	622
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2032	1,185	1,189
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	49,155	49,522
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	30,700	32,566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	16,170	17,053
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	8/7/2025	38,820	38,820
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/2049	2,390	2,431
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,240	1,241
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	2,275	2,264
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	4,265	4,270
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,365	3,499
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,660	2,838
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/2032	1,500	1,511
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2030	1,100	1,204
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2031	1,360	1,503
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2032	1,230	1,368
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/2033	1,045	1,164
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2027	1,080	1,115
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	1,325	1,394
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2029	2,750	2,945
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2030	2,000	2,171
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2031	2,550	2,793
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,640	1,805
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/2028	1,590	1,678
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2030	6,740	7,411
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2031	9,000	10,012
	North Kansas City School District No. 74 GO	3.000%	3/1/2030	1,610	1,579
	Pattonville R-3 School District GO	4.000%	3/1/2030	1,195	1,203
[4]	Poplar Bluff MO Tax Increment/Allocation Revenue	5.125%	11/1/2035	2,880	2,869
	Raymore MO Tax Increment/Allocation Revenue (Raymore Galleria Project)	5.375%	5/1/2028	1,295	1,295
[2]	Southeast Missouri State University College & University Revenue	3.000%	4/1/2026	1,055	1,055
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	790
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	2,470	2,640
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/2028	1,000	1,001
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/2029	8,820	8,831
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2031	4,230	4,237
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2035	10,000	10,017
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	705	706
	St. Charles County School District No. R-IV Wentzville COP	4.000%	4/1/2032	1,810	1,810
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,013
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	450	456
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	630	649
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/2025	800	801
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	7,571	7,572
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,000	1,001
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2026	1,500	1,531
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	1,335	1,292
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	1,335	1,248
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	1,515	1,366
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,515	1,317
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	1,515	1,264
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	1,155	1,118
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	1,155	1,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	1,310	1,181
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,310	1,139
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	1,310	1,093
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2031	1,785	1,429
					449,308
Montana (0.2%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	14,745	15,014
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	30,330	30,329
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,110	2,119
	Missoula MT Water System Water Revenue	5.000%	7/1/2031	1,740	1,828
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,843
[8]	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	6.000%	12/1/2055	1,660	1,833
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	3,205	3,295
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	667
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	3,600	3,693
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,275	1,385
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,500	1,534
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,085	1,106
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,320	1,342
					65,988
Multiple States (0.9%)
[3,4,9]	FHLMC Multifamily Certificates, SIFMA Municipal Swap Index Yield + 0.210%	2.592%	6/15/2035	5,540	5,540
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/2040	1,479	1,390
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.740%	8/1/2025	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.740%	8/1/2025	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.740%	8/1/2025	110,740	110,740
					300,430
Nebraska (1.3%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2025	6,350	6,358
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	880	894
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	1,425	1,468
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	3,550	3,721
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2030	9,375	9,893
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	88,395	92,788
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	34,240	35,621
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/2025	1,650	1,650
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/2025	120,535	120,535
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	64,895	68,888
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	800	821
[8]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	500	523
[8]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	550	594
[8]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	500	545
[8]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	600	657
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2025	1,100	1,102
[8]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	580	597
[8]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	350	373
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	900	904
[8]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	655	714
[8]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	615	674
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2029	500	541
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2030	1,255	1,374
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2031	1,900	2,093
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2032	3,000	3,298
	Gretna Public Schools GO	5.000%	12/15/2027	3,495	3,519
	Lancaster County School District 001 GO	4.000%	1/15/2032	1,315	1,329
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,961
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2026	1,190	1,220
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/2027	1,815	1,880
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2027	1,695	1,775
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2029	1,710	1,621
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	4,515	4,466
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/2045	505	505
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,430	1,409
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2027	3,490	3,496
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	5,960	6,303
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2031	1,530	1,542
	Omaha NE GO	5.000%	4/15/2027	1,100	1,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha NE GO	5.000%	4/15/2028	1,225	1,307
	Omaha NE GO	6.000%	4/15/2029	1,375	1,547
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2028	2,165	2,287
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2029	4,000	4,309
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,500	3,831
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2031	3,250	3,593
	Sarpy County NE GO	2.000%	6/1/2028	2,295	2,211
					407,937
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	750	769
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2032	815	830
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	795	796
	Clark County NV GO	5.000%	12/1/2031	1,085	1,155
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,046
	Clark County School District GO	5.000%	6/15/2026	6,930	6,991
	Clark County School District GO	5.000%	6/15/2029	1,430	1,504
	Clark County School District GO	5.000%	6/15/2029	780	787
[1]	Clark County School District GO	4.000%	6/15/2033	10,390	10,467
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,250	1,258
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2029	695	754
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	950	1,034
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,480	1,614
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2032	3,810	3,828
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/2028	1,290	1,295
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2029	190	188
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/2030	95	93
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/2027	250	242
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2029	195	181
	Las Vegas Valley Water District GO	5.000%	6/1/2031	2,430	2,469
	Las Vegas Valley Water District GO	5.000%	6/1/2032	1,500	1,523
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	1,220	1,242
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,670	2,792
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2025	6,679	6,700
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	779
[1]	North Las Vegas NV GO	5.000%	6/1/2026	3,095	3,157
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/2026	165	165
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2026	290	292
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2027	195	198
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2028	215	220
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2029	325	332
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2030	360	368
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2031	245	250
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/2032	245	248
[1]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/2026	500	509
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	1,170	1,170
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	5,065	5,052
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,000	997
	Washoe County NV School District GO	5.000%	6/1/2027	125	125
	Washoe County NV School District GO	4.000%	6/1/2031	1,825	1,857
					65,277
New Hampshire (0.5%)
	New Hampshire Business Finance Authority	4.125%	1/20/2034	1,299	1,285
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2026	950	976
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	800	800
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	200	204
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	995	995
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	650	675
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	575	575
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	750	791
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	895	895
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	500	535
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	2,520	2,560
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	18,370	17,947
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	986	979
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	10,000	5,989
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	9,000	9,015
[4,8]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	3,380	3,383
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	7,000	7,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	11,230	11,329
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	12,402	12,356
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	2,879	2,881
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	4,670	2,827
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	1,345	1,340
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	5,298	5,286
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	3,620	3,625
	New Hampshire GO	5.000%	4/1/2028	3,600	3,845
	New Hampshire GO	5.000%	4/1/2029	3,600	3,928
	New Hampshire GO	5.000%	4/1/2030	3,600	3,993
	New Hampshire GO	5.000%	4/1/2031	3,600	4,038
	New Hampshire GO	5.000%	4/1/2032	3,600	4,074
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,970	2,986
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	3,190	3,207
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,840	2,855
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,780	2,795
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2025	1,810	1,812
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	575	588
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	875	912
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,254
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	6,530	6,647
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,240	1,329
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,610	2,820
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,740	2,976
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	3.750%	7/1/2027	2,595	2,655
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	1,575	1,649
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	975	1,021
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,253
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	907
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2028	1,635	1,635
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	860	921
					154,373
New Jersey (3.9%)
[1]	Atlantic City NJ GO	5.000%	3/1/2026	1,115	1,129
[2]	Belleville Township NJ GO	3.000%	2/1/2026	1,615	1,616
[2]	Belleville Township NJ GO	3.000%	2/1/2027	1,665	1,670
	Bergen County NJ GO	3.000%	12/1/2025	3,865	3,868
	Bergen County NJ GO	3.000%	12/1/2026	2,110	2,118
	Bergen County NJ GO	3.000%	12/1/2032	1,750	1,688
[1]	Buena Regional School District GO	2.000%	6/1/2026	1,050	1,038
[1]	Buena Regional School District GO	2.000%	6/1/2027	1,375	1,341
[1]	Buena Regional School District GO	2.000%	6/1/2028	1,400	1,343
[1]	Buena Regional School District GO	2.000%	6/1/2029	1,425	1,341
	Camden County Improvement Authority Lease (Appropriation) Revenue (Camden County College Program)	3.000%	1/15/2026	500	500
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,500	2,529
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	513
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	257
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	393
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	157
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	534
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	187
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	542
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	275	298
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	550	602
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	290	317
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	815	897
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	320	352
	Cherry Hill Township School District GO	3.000%	8/1/2030	11,805	11,834
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,867
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,845
[1]	Clifton Board of Education GO	2.000%	8/15/2029	5,570	5,235
[1]	Clifton Board of Education GO	2.000%	8/15/2030	5,985	5,492
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/2030	3,910	3,916
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2025	1,835	1,846
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/2029	250	248
	Gloucester County Improvement Authority Miscellaneous Revenue	4.000%	4/1/2033	1,115	1,115
[2]	Hawthorne NJ School District GO	3.000%	9/1/2031	1,350	1,336
	Hudson County NJ GO	3.000%	11/15/2028	9,000	9,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jersey City NJ BAN GO	4.500%	10/22/2025	8,000	8,029
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/2025	4,750	4,774
	Mercer County NJ GO	4.000%	2/1/2029	3,015	3,172
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2028	1,030	1,056
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2029	2,440	2,499
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	5,735	5,738
[1]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,214
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,310	2,357
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	15,000	15,472
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2027	410	429
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	10,520	10,915
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2028	500	533
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,495	8,800
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	3,220	3,151
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	3,000	2,938
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	5,555	5,445
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	5,150	5,199
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.540%	9/1/2025	6,100	6,099
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2025	5,500	5,512
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	19,000	19,547
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2029	1,770	1,819
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	1,415	1,415
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,000	5,107
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2027	3,000	3,136
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	12,000	12,731
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	20,155	20,763
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2027	1,000	1,054
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2025	1,000	1,006
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2026	1,100	1,133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2027	1,300	1,370
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2029	1,775	1,937
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2028	5,015	5,293
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/2029	1,065	1,104
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	1,000	1,008
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	600	603
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	3,320	3,451
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	2,720	2,900
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2028	5,240	5,400
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2029	4,000	4,118
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,885	2,939
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	2,500	2,548
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	685	697
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	510	507
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	270	275
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	525	526
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	125	125
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	335	350
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	2,020	2,063
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,000	2,029
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	2,830	2,876
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	405	410
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	1,955	1,955
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,867
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	4,000	4,060
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	3,000	3,040
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,260	1,270
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	4,770	4,771
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	29,480	32,604
[4]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	2.320%	8/7/2025	3,400	3,400
[1]	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/2026	70	72
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	830	871
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	750	803
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	1,870	2,038
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2026	1,000	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2027	1,000	1,049
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2028	1,750	1,874
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2029	2,000	2,180
	New Jersey GO	2.000%	6/1/2026	2,000	1,983
	New Jersey GO	5.000%	6/1/2027	58,640	61,428
	New Jersey GO	2.000%	6/1/2028	17,990	17,397
	New Jersey GO	5.000%	6/1/2028	15,000	16,050
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2027	2,500	2,626
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2030	225	236
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2031	1,160	1,212
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2032	1,065	1,107
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,605	2,634
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,800	1,803
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,574
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	875	881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	496
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,685	3,803
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,270	1,293
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	505	529
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	7,690	8,054
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,535	1,561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,410	3,435
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,550	3,625
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,010	8,497
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	10,000	10,851
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	6,515	6,561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,015
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,215
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,500	1,527
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,615	2,713
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,071
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	13,135	13,366
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,019
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2025	1,830	1,835
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2026	1,135	1,166
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2027	3,000	3,149
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2028	2,150	2,301
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2029	1,150	1,250
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2026	1,000	1,027
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/2030	4,440	4,876
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2025	4,950	4,986
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2026	3,500	3,600
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/2025	2,500	2,481
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,350	1,357
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,610	1,616
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	930	940
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2048	5,845	5,941
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	6,210	6,323
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	20,170	20,183
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2053	9,455	10,138
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,950	5,126
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	4,810	5,422
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/2026	1,585	1,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.490%	5/1/2048	10,000	10,050
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/2025	1,465	1,467
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	3,345	3,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	1,000	1,021
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	3,010	2,898
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	14,995	14,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	13,250	13,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	22,550	23,298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	16,130	16,465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,605	1,678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	33,345	31,202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	16,235	16,561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,406
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	11,685	12,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,335	1,425
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	1,865	1,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,560	7,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	8,195	7,437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	36,420	37,129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,415	3,710
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	46,265	40,784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,510	4,836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	24,895	25,356
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,825	11,019
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	29,695	25,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,605	1,354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	23,405	23,786
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	3,330	2,688
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	1,035	836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	5,045	5,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	110	118
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,765	1,369
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	2,630	2,766
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	7,065	7,373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2026	390	390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	3,200	3,399
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2032	5,355	5,651
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	24,810	27,518
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	2,500	1,925
[12,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	1,530	1,475
[14,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2027	940	882
[12,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2028	650	592
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,000	3,104
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	12,740	13,117
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	17,500	18,506
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	25,000	26,946
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	21,000	22,968
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	11,380	12,446
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	25,000	27,654
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	5,000	5,494
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	13,695	15,269
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,830	3,133
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	3,375	3,757
[10]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/2025	9,000	9,000
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2034	280	286
	Pemberton NJ BAN GO	4.000%	5/21/2026	1,790	1,808
[2]	Perth Amboy NJ GO	3.000%	3/15/2028	2,400	2,411
[8]	Plainfield NJ BAN GO	4.000%	8/5/2026	8,890	8,995
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2025	530	533
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2026	1,090	1,119
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,000	1,073
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	1,000	1,090
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,082
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,000	1,100
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,000	1,105
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,750	4,798
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,025	1,048
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,031
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,470	2,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,400	2,458
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,000	1,021
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,620	1,637
	Toms River Board of Education GO	2.000%	7/15/2027	1,810	1,737
[1]	Trenton NJ GO	5.000%	8/1/2025	1,650	1,650
[1]	Trenton NJ GO	2.000%	7/15/2026	2,135	2,113
[1]	Trenton NJ GO	2.000%	7/15/2027	1,080	1,054
[1]	Trenton NJ GO	2.000%	7/15/2028	1,090	1,044
[1]	Union City NJ GO	2.250%	8/1/2026	500	496
	Union County NJ GO	4.000%	3/1/2030	4,415	4,650
	Verona Township Board of Education GO	2.000%	3/1/2026	1,450	1,440
	Verona Township Board of Education GO	2.000%	3/1/2027	1,500	1,465
[1]	Vineland NJ GO	3.000%	10/1/2028	585	586
					1,227,526
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2026	1,000	1,024
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2029	1,000	1,091
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,465	3,356
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	3,625	3,686
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,615	18,161
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,570	4,647
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,315	5,404
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	12,580	11,647
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	22,020	20,388
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	13,215	13,377
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/2026	3,385	3,457
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/2030	2,565	2,590
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,160	1,177
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,500	1,545
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,150	1,192
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	9,865	9,865
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,775	1,776
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2051	620	613
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/2051	2,655	2,657
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	900	888
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/2053	1,375	1,452
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/2052	1,530	1,511
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/2053	1,555	1,701
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2054	1,800	1,933
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	2,450	2,453
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	94,825	100,633
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	10,000	10,905
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,220	4,232
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,148	1,144
					234,505
New York (12.8%)
[3]	2025 Loan Holding - 1 Revenue, SIFMA Municipal Swap Index Yield + 0.980%	3.270%	5/1/2026	42,500	42,500
[4]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	2.920%	8/1/2025	60,000	60,000
	Alden Central School District GO	2.750%	6/15/2029	465	448
	Averill Park Central School District BAN GO	4.000%	6/18/2026	6,972	7,049
	Avon Central School District BAN GO	4.000%	6/26/2026	3,490	3,520
[10]	Avon Central School District GO	2.500%	6/15/2030	595	552
	Binghamton City School District BAN GO	4.000%	6/26/2026	3,970	4,008
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,233
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,250	3,293
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	7,350	7,503
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	4,900	5,003
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	1,750	1,770
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	750	760
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	510	539
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,600	1,561
	Brunswick Central School District BAN GO	4.000%	6/25/2026	7,579	7,661
	Brutus NY BAN GO	4.375%	1/21/2026	1,510	1,516
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2026	650	650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2027	350	350
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2028	1,130	1,130
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/2029	245	245
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2026	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2027	100	101
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2028	100	101
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2029	220	222
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2029	500	530
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2030	510	544
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	460	492
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2030	1,200	1,302
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2031	2,110	2,302
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	2,405	2,167
	Canandaigua City NY School District GO	2.500%	6/15/2030	445	421
	Champlain Fire District BAN GO	4.125%	12/12/2025	3,070	3,071
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	3,300	3,337
[1]	Cheektowaga-Maryvale Union Free School District GO	2.375%	6/15/2030	615	565
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	2,355	2,376
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	9,010	9,082
[1]	Cuba-Rushford Central School District GO	2.750%	6/15/2029	460	442
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.920%	8/1/2025	59,000	59,000
[1]	Dolgeville Central School District GO	2.500%	6/15/2030	605	562
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	430	437
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	175	178
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	530	538
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,000	1,033
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	200	207
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	560	579
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	200	210
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	685	720
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	390	415
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	405	434
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,955	1,985
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	405	409
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,170	2,277
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2029	715	691
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	985	995
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,220	3,424
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,880
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	20,000	21,959
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	60,000	66,826
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	2,985	2,992
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	8,260	8,593
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,120	1,134
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	2,610	2,615
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2028	17,475	18,635
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2029	7,050	7,679
[8]	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	14,625	14,776
	Frontier Central School District BAN GO	4.000%	6/25/2026	8,800	8,899
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	600	603
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	417
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	665	705
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	536
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	600	646
	Greenport NY BAN GO	4.500%	8/1/2025	1,000	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Greenville Central School District GO	2.250%	6/15/2029	530	494
[1]	Greenwich Central School District GO	2.250%	6/15/2029	435	406
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/2025	630	631
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2028	300	316
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2028	275	276
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/2027	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2026	320	324
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	335	345
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	955	983
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	22,660	22,902
	Hempstead Union Free School District GO	4.000%	6/30/2026	9,570	9,666
[2]	Hendrick Hudson Central School District GO	2.125%	4/15/2030	225	205
	Horseheads Central School District BAN GO	4.000%	6/25/2026	40,500	40,925
	Hyde Park Central NY School District GO	2.500%	6/15/2029	420	400
	Livonia Central School District BAN GO	4.000%	6/25/2026	10,000	10,102
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/2025	23,855	23,804
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/2025	2,895	2,866
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	2,250	2,370
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	9,100	9,803
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	2,250	2,424
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	2,000	2,198
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	20,000	21,977
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/2025	70,965	70,817
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	29,445	28,909
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	12,090	11,707
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	21,900	21,135
[3]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.740%	9/1/2038	48,810	48,793
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	4,835	4,952
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2033	3,690	3,834
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	10,000	10,000
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	2,640	2,657
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	5,630	5,801
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	350	361
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	455	469
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	18,075	18,624
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	250	258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,775	1,784
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	725	729
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	6,540	6,891
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	3,010	3,171
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	2,150	2,161
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	875	922
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/2028	1,000	1,000
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,040	1,045
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	2,585	2,777
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,735	1,784
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	2,000	2,149
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	2,885	2,967
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	2,660	2,747
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,515	3,730
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,390	1,428
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,020	1,048
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	265	289
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,265	3,348
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,500	2,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,250	1,255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	3,000	3,319
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	535	592
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	8,665	9,118
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,300	4,312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,000	4,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	2,500	2,535
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,950	4,390
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	4,965	5,518
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	8,300	8,346
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,980	1,987
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	15,400	17,161
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,155	7,455
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	4,205	4,210
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	20,035	21,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.410%	8/7/2025	5,000	5,000
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.721%	11/1/2032	3,530	3,536
	Middle Country Central School District At Centereach GO	3.000%	8/15/2030	3,250	3,243
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,820	4,828
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,079
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,079
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2025	500	502
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	1,605	1,646
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2027	1,825	1,904
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2028	445	472
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	4.000%	12/1/2025	360	360
[8]	Mount Sinai Union Free School District GO	4.000%	6/25/2026	5,575	5,630
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,000	3,004
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,000
[1]	Nassau County NY GO	5.000%	7/1/2026	1,000	1,025
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	10,595	11,610
	New Hartford NY BAN GO	5.000%	4/24/2026	2,216	2,236
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/2026	665	658
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/2029	1,410	1,273
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/2030	1,250	1,126
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2030	1,065	978
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2030	1,090	1,014
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/2031	1,390	1,193
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,020	898
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	6,130	5,724
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/2031	1,840	1,885
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	20,865	20,652
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	365	364
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	7,620	7,621
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	14,350	14,352
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	19,495	19,529
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,540
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	25,375	25,590
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	29,105	29,424
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,685	5,815
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,050	12,099
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,150	4,177
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	10,070	10,116
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	32,915	33,351
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	10,260	10,474
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	6,865	6,593
[4,5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	14,895	14,895
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.300%	8/7/2025	15,985	15,985
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2027	2,250	2,320
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2029	3,950	4,227
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/2030	3,250	3,528
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	1,180	1,283
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	4,000	4,095
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2026	5,000	4,908
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	7,510	8,256
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	19,065	20,478
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	2,180	2,435
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	10,000	11,264
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,000	2,273
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	2,460	2,481
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	1,310	1,363
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	825	834
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	20,000	21,137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	6,500	6,870
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,500	1,619
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	10,000	10,791
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	2,345	2,385
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	14,480	15,924
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	17,000	18,695
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	8,025	8,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	11,000	12,229
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,000	5,054
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	2,500	2,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	6,000	6,061
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,920	1,949
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,465	1,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	15,290	15,717
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	5,000	5,158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	4,405	4,561
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	30,000	30,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	2,915	3,051
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2034	21,720	21,745
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	6,715	6,715
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.710%	8/1/2025	9,810	9,810
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2026	6,000	6,114
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2028	1,415	1,511
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	27,700	29,890
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	1,695	1,848
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	6,930	7,555
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	4,375	4,769
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	5,000	5,499
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	7,035	7,737
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	7,775	8,550
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	4,595	5,053
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	5,310	5,868
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	4,500	4,973
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	2,450	2,707
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	10,825	12,035
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	21,000	23,347
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	7,000	7,782
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	2,530	2,813
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	9,000	10,006
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2031	5,000	5,577
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2031	6,815	7,602
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	20,930	23,448
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	17,330	19,415
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	8,200	9,186
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	7,500	8,402
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	15,000	16,804
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	3,355	3,763
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	19,850	22,251
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	8,000	8,998
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	3,630	4,083
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	7,400	8,323
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2033	6,670	7,494
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2026	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2027	1,500	1,394
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	5,135	5,163
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	3,650	3,670
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2030	1,355	1,361
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	1,590	1,196
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2033	4,655	4,670
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2034	1,000	1,003
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.690%	8/7/2025	5,200	5,200
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	50,000	52,111
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	25,285	23,369
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,485	12,388
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,735	25,289
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/2029	5,250	4,682
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	4,700	4,118
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	3,000	2,577
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/2027	610	582
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/2027	1,380	1,347
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/2027	750	729
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2027	1,000	1,048
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/2028	1,250	1,174
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2028	585	568
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/2028	1,020	987
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,000	1,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/2029	3,960	3,661
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/2029	1,375	1,271
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/2029	1,265	1,210
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2029	1,000	1,078
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/2030	1,225	1,156
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/2040	520	521
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2047	1,900	1,899
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	11,635	12,077
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	9,605	9,464
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2050	3,205	3,192
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	14,085	14,012
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	3,835	3,839
	New York NY GO	5.000%	8/1/2025	2,300	2,300
	New York NY GO	5.000%	8/1/2025	3,320	3,320
	New York NY GO	5.000%	8/1/2025	2,750	2,750
	New York NY GO	5.000%	8/1/2025	1,125	1,125
	New York NY GO	5.000%	8/1/2026	100	100
	New York NY GO	5.000%	8/1/2026	5	5
	New York NY GO	5.000%	8/1/2026	1,000	1,026
	New York NY GO	5.000%	8/1/2027	5,000	5,009
	New York NY GO	5.000%	8/1/2027	5	5
	New York NY GO	5.000%	8/1/2027	1,000	1,051
	New York NY GO	5.000%	8/1/2027	6,000	6,307
	New York NY GO	5.000%	8/1/2027	6,525	6,859
[1]	New York NY GO	5.000%	10/1/2027	16,530	17,422
	New York NY GO	5.000%	8/1/2028	4,500	4,508
	New York NY GO	5.000%	8/1/2028	10,455	11,215
	New York NY GO	5.000%	8/1/2028	4,115	4,414
	New York NY GO	5.000%	8/1/2028	1,000	1,073
	New York NY GO	5.000%	8/1/2028	5,000	5,363
	New York NY GO	5.000%	8/1/2028	1,050	1,126
	New York NY GO	5.000%	8/1/2028	7,490	8,034
	New York NY GO	5.000%	9/1/2028	6,050	6,501
	New York NY GO	5.000%	4/1/2029	2,000	2,172
	New York NY GO	5.000%	4/1/2029	5,000	5,429
	New York NY GO	5.000%	8/1/2029	1,215	1,327
	New York NY GO	5.000%	8/1/2029	12,765	13,947
	New York NY GO	5.000%	8/1/2029	1,050	1,147
	New York NY GO	5.000%	8/1/2029	7,545	8,243
	New York NY GO	5.000%	8/1/2029	15,000	16,389
	New York NY GO	5.000%	9/1/2029	5,000	5,470
	New York NY GO	5.000%	4/1/2030	1,000	1,103
	New York NY GO	5.000%	4/1/2030	11,970	13,201
	New York NY GO	5.000%	8/1/2030	2,825	2,855
	New York NY GO	5.000%	8/1/2030	1,640	1,817
	New York NY GO	5.000%	8/1/2030	1,500	1,662
	New York NY GO	5.000%	8/1/2030	1,000	1,108
	New York NY GO	5.000%	8/1/2030	5,000	5,539
	New York NY GO	5.000%	8/1/2030	18,480	20,471
	New York NY GO	5.000%	8/1/2030	1,575	1,745
	New York NY GO	5.000%	8/1/2030	5,455	6,043
	New York NY GO	5.000%	8/1/2030	7,000	7,754
	New York NY GO	5.000%	9/1/2030	5,000	5,544
	New York NY GO	5.000%	11/1/2030	3,065	3,404
	New York NY GO	5.000%	4/1/2031	3,405	3,782
	New York NY GO	5.000%	8/1/2031	28,590	31,841
	New York NY GO	5.000%	8/1/2031	20,000	22,274
	New York NY GO	5.000%	9/1/2031	1,550	1,727
	New York NY GO	5.000%	1/1/2032	3,790	4,035
	New York NY GO	5.000%	8/1/2032	3,000	3,056
	New York NY GO	5.000%	8/1/2032	15,375	17,168
	New York NY GO VRDO	2.750%	8/1/2025	34,950	34,950
	New York NY GO VRDO	2.000%	8/7/2025	18,580	18,580
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	2,695	2,929
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2029	1,000	1,108
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,720	3,055
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,800	3,802
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	575	587
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	350	356
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2027	1,875	1,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	1,500	1,565
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	755	784
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	3,510	3,515
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	950	1,005
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	33,440	35,529
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,060
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2028	1,140	1,196
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	2,050	2,158
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,715	2,718
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	500	537
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	7,400	8,012
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2030	2,250	2,385
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,900	4,906
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	7,830	8,581
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	850	927
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,087
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,415	1,503
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	9,000	9,009
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,775	1,949
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,000	1,092
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,500	1,655
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,000	2,205
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,000	1,095
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,350	1,498
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,325	1,326
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2026	1,195	1,217
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	985	1,007
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	2,735	2,800
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	1,450	1,483
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	515	526
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,430	2,478
	New York State Dormitory Authority College & University Revenue VRDO	3.070%	8/7/2025	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	6,345	6,345
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	640	643
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	700
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	5,325	5,422
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	598
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	300	300
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,000	1,008
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	3,235	3,363
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,225	1,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,870	1,924
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,850	3,966
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	5,150	5,458
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,490	1,492
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	3,785	3,945
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,305	3,449
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,200	1,200
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	6,050	6,528
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	400
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	6,220	6,445
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,700	2,859
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	532
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	6,255	6,845
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	11,980	12,354
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,870	2,003
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	635
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	3,420	3,759
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,345	4,458
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	3,830	4,228
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	300	306
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	580	622
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	803
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	7,000	7,029
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	18,730	17,878
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	5,000	5,279
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	11,055	12,009
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,900	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	1,350	1,440
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	6,900	7,508
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,165	1,168
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	9,900	10,939
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	11,035	11,406
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,785	1,789
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,000	5,104
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,475	5,699
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,050	1,052
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	10,000	10,621
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	4,880	4,905
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	2,295	2,339
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2033	6,275	6,290
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,010
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,000	1,028
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	4,000	4,121
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,400	2,531
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	3,090	3,332
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,000	5,391
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	300	329
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	5,000	5,492
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,550	1,620
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	5,000	5,564
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	18,350	20,598
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	10,000	11,305
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2025	1,930	1,938
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2025	5,000	5,020
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	3,575	3,683
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,700	2,847
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	2,775	2,992
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,500	1,503
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	9,000	9,885
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	1,405	1,465
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	5,000	5,564
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,500	1,611
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2028	1,465	1,573
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	1,220	1,338
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	12,500	13,611
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	19,500	21,592
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	8,255	8,506
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	29,165	32,674
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	5,000	5,012
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	36,465	41,185
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	790	792
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	1,020	1,023
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,150	4,188
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,195	4,241
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,070	4,114
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,690	4,741
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2026	5	5
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2034	6,750	6,633
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,360	1,361
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	5,900	5,914
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	3,135	3,140
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/2025	115	114
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/2025	285	284
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/2030	1,395	1,323
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	2,245	2,236
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	1,105	1,096
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	5,130	5,096
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/2026	1,710	1,659
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	43,070	41,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	24,515	24,295
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,885	4,845
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2027	2,820	2,820
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	420	420
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	40,575	40,576
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	4,060	4,060
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	7,595	7,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	11,850	11,855
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	27,530	27,630
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	8,995	9,045
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	6,275	6,292
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	48,520	48,838
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,550	3,579
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	21,250	21,257
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	28,390	28,427
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	11,230	11,304
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,450	1,453
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,370	6,404
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	30,495	30,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	6,320	6,316
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	9,905	9,940
[4]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	2.640%	8/7/2025	22,500	22,500
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.300%	8/6/2025	10,000	10,000
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.960%	8/6/2025	12,000	12,000
[4]	New York State Housing Finance Agency Revenue TOB VRDO	3.050%	8/1/2025	1,001	1,001
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	1,200	1,210
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	10,000	10,860
[4,8]	New York State Thruway Authority Income Tax Revenue TOB VRDO	1.650%	8/1/2025	5,715	5,715
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2025	3,240	3,263
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2026	3,675	3,785
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	3,085	3,236
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2028	2,085	2,220
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,000	1,077
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	4,160	4,521
	Norwich City School District BAN GO	4.000%	6/25/2026	8,765	8,846
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.740%	8/1/2025	24,600	24,600
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/2029	1,105	1,121
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2026	410	423
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/2027	840	881
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2027	565	581
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	625	659
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2029	600	660
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2030	650	725
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2031	630	709
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2032	600	680
[1]	Oriskany Central School District GO	2.375%	6/15/2030	285	264
	Oswego City School District BAN GO	4.000%	6/25/2026	9,330	9,417
[1]	Oyster Bay NY GO	2.000%	3/1/2026	4,945	4,912
[1]	Oyster Bay NY GO	2.000%	3/1/2027	5,045	4,965
[1]	Oyster Bay NY GO	5.000%	8/1/2027	1,000	1,054
[1]	Oyster Bay NY GO	2.000%	3/1/2028	5,145	4,950
[1]	Oyster Bay NY GO	5.000%	8/1/2028	1,500	1,619
[1]	Oyster Bay NY GO	2.000%	3/1/2029	5,250	4,968
[1]	Oyster Bay NY GO	5.000%	8/1/2029	1,700	1,874
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	7,210	7,289
	Pleasantville NY Union Free School District GO	2.500%	4/15/2029	270	258
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	4,655	4,752
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	13,785	14,253
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/2026	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2027	6,750	7,001
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	7,890	8,369
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	5,000	5,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2028	2,815	3,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	2,140	2,368
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	5,745	6,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2031	2,700	3,028
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,025	1,170
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	6,600	6,669
	Sachem Central School District GO	4.000%	10/15/2026	3,245	3,247
[1]	South Washington County MN Independent School District No. 833 GO	2.750%	6/15/2029	210	203
	Starpoint Central School District BAN GO	4.000%	6/26/2026	2,985	3,012
[2]	Suffolk County NY GO	4.000%	10/15/2027	7,925	8,216
[2]	Suffolk County NY GO	4.000%	4/1/2032	4,780	4,825
[2]	Suffolk County NY GO	3.000%	6/15/2032	4,000	3,845
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,200	1,213
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,500	1,580
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,095	1,157
[4,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.690%	8/7/2025	52,550	52,550
[4,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.690%	8/7/2025	47,450	47,450
	Terryville Fire District BAN GO	4.500%	11/21/2025	5,650	5,665
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,471
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/2026	400	401
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2026	450	451
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2027	455	457
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2028	460	464
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/2029	470	476
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	425	444
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,693
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	28,000	28,514
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	5,655	5,821
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	8,700	9,155
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	3,265	3,453
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	30,000	32,077
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2028	1,000	1,081
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	15,215	16,599
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2029	505	556
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,995	17,677
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2030	1,500	1,673
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	3/1/2028	30,000	31,932
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/2025	10,575	10,637
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	11,655	11,537
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	25,385	25,801
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	27,135	25,930
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.971%	4/1/2026	6,350	6,350
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2025	4,600	4,607
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2026	150	151
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,350	1,363
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	2,325	2,416
	Troy NY BAN GO	4.000%	7/24/2026	6,645	6,724
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	4,990	5,043
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,780	2,847
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,025	4,115
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	3,775	3,856
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,032
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,011
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	6,790	6,852
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	15,000	15,328
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	12,875	13,307
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	15,000	16,298
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	5,000	5,033
	Valhalla Union Free School District GO	2.750%	10/15/2030	260	247
	Valley Central School District BAN GO	4.000%	6/17/2026	2,345	2,369
[8]	Vestal Fire District BAN GO	4.000%	8/7/2026	3,735	3,768
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	4,950	5,003
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,282
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,920	1,920
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,185	1,186
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,430	2,431
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,100	1,100
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	7,714	7,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Yonkers NY GO	5.000%	9/1/2030	4,365	4,373
					4,066,736
North Carolina (1.1%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	1,475	1,482
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,574
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/2025	4,000	3,973
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/2025	7,495	7,504
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	7,695	7,719
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	3,680	3,716
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	10,850	11,565
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	8,995	8,360
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	5,970	6,568
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	2,100	2,058
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	1,400	1,372
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,055
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2027	100	104
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2028	520	546
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2029	540	575
[1]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/2031	595	642
	Forsyth County NC GO	3.000%	5/1/2029	2,535	2,535
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	600	658
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2031	805	891
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2032	1,210	1,347
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	9,381	9,441
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,160	8,264
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,901
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,012
	Mecklenburg County NC GO	4.000%	4/1/2029	5,000	5,096
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,809
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/2026	275	279
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	7,940	7,944
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	2,120	2,146
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/2029	1,835	1,676
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/2031	1,015	925
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	1,115	1,119
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/2047	2,750	2,775
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2050	3,220	3,240
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	6,165	6,208
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	6,625	7,079
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	5,820	6,240
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	9,435	10,084
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/2026	18,145	18,153
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,760	2,908
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/2025	495	494
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	730	730
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,425	1,435
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	245	244
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	125	126
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	220	221
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	700	713
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/2026	1,575	1,547
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2026	865	863
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,545	1,590
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	565	566
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	750	780
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2027	900	897
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	600	603
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	175	175
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,795	2,795
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,335	1,349
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	3,500	3,479
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	390	398
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2026	6,175	6,234
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	28,080	30,261
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.320%	8/6/2025	34,805	34,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	1,645	1,662
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/2028	750	668
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	3,210	3,290
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,080	1,103
	Pender County NC Appropriations Revenue	5.000%	4/1/2029	1,115	1,209
	Pender County NC Appropriations Revenue	5.000%	4/1/2030	1,400	1,543
	Pender County NC Appropriations Revenue	5.000%	4/1/2031	1,020	1,135
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,935
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2029	1,000	1,099
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,341
	Union County NC Enterprise System Water Revenue	1.375%	6/1/2030	4,235	3,769
[3]	University of North Carolina at Chapel Hill College & University Revenue, 0.67% of SOFR + 1.050%	3.971%	12/1/2041	30,000	30,184
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,670	6,852
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2027	80	83
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2028	415	438
					338,664
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	6,685	6,691
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	105	105
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	135	138
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	205
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,260	1,303
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	200	209
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,625	2,748
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	265
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	675	724
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,500	1,587
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	700	756
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	735	777
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	705
	Horace ND GO	5.000%	5/1/2027	475	490
	Horace ND GO	5.000%	5/1/2029	670	706
	Horace ND GO	5.000%	5/1/2030	530	563
	Horace ND GO	5.000%	5/1/2033	610	650
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/2030	1,315	1,259
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	6,765	6,842
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/2053	3,070	3,189
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	3,000	3,302
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	3.500%	7/1/2046	730	729
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	4.000%	7/1/2047	380	381
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	3,265	3,474
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	2.250%	8/7/2025	24,500	24,500
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/2032	780	781
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,765	1,782
	West Fargo ND GO	4.000%	5/1/2027	425	429
	Williston Basin School District No. 7 GO	5.000%	8/1/2028	1,230	1,312
	Williston Basin School District No. 7 GO	5.000%	8/1/2029	1,290	1,398
	Williston Basin School District No. 7 GO	5.000%	8/1/2030	1,355	1,486
					69,486
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	200	201
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	250	252
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	500	512
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	575	589
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	375	386
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	985	1,023
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	650	684
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	700	751
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	230	245
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	700	764
	Akron OH Income Tax Revenue	4.000%	12/1/2026	620	630
	Akron OH Income Tax Revenue	4.000%	12/1/2026	935	951
	Akron OH Income Tax Revenue	4.000%	12/1/2028	2,380	2,474
	Akron OH Income Tax Revenue	5.000%	12/1/2030	505	518
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	25,895	25,895
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	2,000	2,012
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,530	2,607
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	4,000	4,205
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	30,435	32,516
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	19,945	20,558
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2030	100	100
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,890	7,298
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	4,750	5,125
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,715	1,780
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,500	2,560
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,625	5,815
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,090	6,396
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,000	2,084
[12]	Butler County OH GO	5.250%	12/1/2026	1,050	1,068
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,000	1,003
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,015	4,075
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,340	1,392
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,084
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/2029	3,950	3,783
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,625	1,653
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,000	981
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	4,100	4,157
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	4,040	4,084
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	950	956
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2025	200	201
	Cleveland OH GO	2.000%	12/1/2025	300	299
	Cleveland OH GO	2.000%	12/1/2027	460	450
	Cleveland OH GO	2.000%	12/1/2028	615	594
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2027	555	577
	Cleveland State University College & University Revenue	5.000%	6/1/2028	515	518
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2028	500	531
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2029	650	703
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2030	545	596
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2031	635	699
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2032	720	796
[2]	Cleveland State University College & University Revenue	5.000%	6/1/2033	750	830
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	1,980	2,049
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2028	1,385	1,456
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2029	2,910	3,101
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2027	125	130
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2028	155	164
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2029	175	189
[2]	Cloverleaf Local School District COP	4.000%	12/1/2028	220	227
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/2025	235	235
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2027	300	304
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2029	250	256
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,315	2,300
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2030	650	711
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2031	600	664
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2032	575	639
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	3,500	3,577
[4]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	6,210	6,277
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	1,090	1,096
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2026	250	258
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	420	420
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	970	974
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,025
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,065	1,081
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	265	266
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	875	870
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,255	4,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	3,140	3,145
[8]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.650%	11/3/2025	2,105	2,105
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	4.590%	9/12/2025	39,730	39,730
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2026	500	506
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	18,080	18,856
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	600	622
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	643
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,135	1,217
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,460	2,638
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,690	1,691
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	3,000	3,029
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	3,000	3,023
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2026	2,250	2,322
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2028	1,750	1,892
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2030	1,000	1,115
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2031	1,250	1,405
	Hamilton OH BAN GO	4.000%	12/17/2025	2,160	2,168
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2026	580	590
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2027	1,845	1,894
	Lake County OH GO	4.000%	9/24/2025	2,335	2,338
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2025	1,090	1,091
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	8,550	9,052
[2]	Lorain OH GO	4.000%	12/1/2026	350	356
[2]	Lorain OH GO	4.000%	12/1/2027	350	359
[2]	Lorain OH GO	4.000%	12/1/2028	280	289
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2025	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	102
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	500	509
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	785	812
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	300	310
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	610	640
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	345	366
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,560	1,654
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	400	400
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	4,150	4,172
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,940	5,062
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,115	1,160
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,200
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/2028	1,800	1,719
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	600	635
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	625	671
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	725	745
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	5,100	5,120
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2025	165	166
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2027	100	104
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	220	233
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2031	5,000	5,630
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	320	321
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	5.000%	12/1/2035	750	763
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	11,960	12,130
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	20,745	20,353
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	11,045	10,886
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,634
	Ohio GO	5.000%	5/1/2029	1,000	1,090
	Ohio GO	5.000%	5/1/2030	1,000	1,107
	Ohio GO	5.000%	11/1/2030	20,000	22,274
	Ohio GO	5.000%	5/1/2031	1,530	1,713
	Ohio GO	5.000%	11/1/2031	28,935	32,535
	Ohio GO	5.000%	5/1/2032	12,440	14,039
	Ohio GO	5.000%	11/1/2032	8,500	9,624
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2026	1,500	1,512
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	145	148
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	500	515
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	295	305
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2028	1,190	1,219
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2028	1,040	1,048
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2032	4,000	4,016
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,025	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	500	523
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	5,235	5,727
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.550%	8/1/2025	8,790	8,790
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2025	2,000	2,016
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2026	1,535	1,538
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2027	650	664
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2028	680	701
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2029	715	741
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/2031	795	818
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	700	719
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	375	389
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2029	450	470
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2030	1,000	1,048
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2031	645	674
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2026	350	357
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2027	735	755
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2028	400	415
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2028	395	412
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/2025	1,290	1,300
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/2028	655	623
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	1,645	1,617
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2029	1,440	1,474
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	2,000	2,000
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2026	950	961
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2027	500	519
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2028	525	554
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2029	1,105	1,188
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2027	150	156
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2028	300	317
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2029	200	215
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2030	625	682
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2031	250	275
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2032	650	721
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2033	1,100	1,226
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2026	515	523
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	145	150
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	189
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	181
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	275	296
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	304
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	6,000	5,854
[3]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.520%	12/1/2042	5,000	4,954
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	180	181
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	930	936
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	185	187
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	1,000	1,014
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	190	194
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,000	1,020
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	400	410
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,000	1,025
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	515	544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/2048	3,540	3,580
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,305	1,292
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	5,080	5,273
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	3,350	3,544
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,485	3,801
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	8,140	8,971
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	1,635	1,810
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,210	1,215
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,175	2,165
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2055	8,090	8,837
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,739
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,563
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,600	1,615
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,946
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,943
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/2025	1,090	1,094
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2025	2,300	2,318
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	3,290	3,291
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	9,425	9,745
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	4,360	4,564
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	4,565	4,833
	Reading Community City School District GO	3.000%	11/1/2030	590	587
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	630	634
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,155	1,181
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	545	569
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,840	2,864
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,512
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	745	750
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,860	1,871
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	4,895	4,920
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2026	925	941
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2027	970	998
[2]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2028	725	752
[1]	Toledo OH GO	5.000%	12/1/2025	1,435	1,446
[1]	Toledo OH GO	5.000%	12/1/2030	1,200	1,320
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	1,845	1,846
	University of Akron College & University Revenue	5.000%	1/1/2026	480	481
	University of Akron College & University Revenue	4.000%	1/1/2027	3,000	3,054
	University of Akron College & University Revenue	5.000%	1/1/2029	6,120	6,125
	University of Akron College & University Revenue	5.000%	1/1/2030	6,050	6,055
	University of Akron College & University Revenue	5.000%	1/1/2031	2,130	2,132
	University of Akron College & University Revenue	5.000%	1/1/2032	1,315	1,328
[4]	University of Toledo College & University Revenue TOB VRDO	3.000%	8/1/2025	4,285	4,285
[3,4]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.910%	6/1/2036	930	918
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	800	812
[2]	Wright State University College & University Revenue	5.000%	5/1/2027	545	565
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2027	375	387
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2028	50	52
					686,630
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2030	1,045	1,141
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/2031	2,260	2,478
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,310	1,336
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,070	1,090
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/2030	2,000	2,020
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,680	2,606
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	5,130	4,941
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,120	2,017
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2032	1,145	1,153
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	700	764
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2030	515	570
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	600	669
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2032	700	786
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	1,175	1,206
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	680	705
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	810	848
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,051
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,177
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	2,875	3,000
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2033	3,850	3,995
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2029	1,000	1,088
[8]	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	15,250	15,799
[8]	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2029	15,750	16,466
[8]	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2030	13,250	13,915
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	22,260	23,149
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	950	950
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,805	1,806
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	2,005	2,007
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,250	1,251
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	900	901
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2025	3,475	3,476
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	2,400	2,426
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,645	2,724
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2028	4,400	4,584
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	275	282
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	751
[8]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,000	2,189
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2033	1,000	1,001
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2026	200	202
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2027	1,010	1,031
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/2029	275	284
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/2026	1,030	1,049
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	600	610
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	407
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,254
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	4,720	4,877
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/2025	3,860	3,875
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/2031	1,500	1,513
	University of Oklahoma College & University Revenue	3.400%	7/1/2028	3,970	3,970
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	500	510
	University of Oklahoma College & University Revenue	3.750%	7/1/2030	4,195	4,196
					152,756
Oregon (0.8%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/2029	2,500	2,206
	Clackamas Community College District GO	5.000%	6/15/2029	625	682
	Clackamas Community College District GO	5.000%	6/15/2031	1,000	1,119
	Clackamas Community College District GO	5.000%	6/15/2032	1,000	1,128
	Clackamas Community College District GO	5.000%	6/15/2033	1,240	1,406
	Clackamas Community College District GO	5.000%	6/15/2034	1,115	1,267
	Clackamas County School District No. 115 GO	0.000%	6/15/2027	3,575	3,391
	Deschutes & Jefferson OR Counties School District No. 2J Redmond GO	0.000%	6/15/2028	1,250	1,145
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	200	201
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	307
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	300	311
	Forest Grove OR College & University Revenue	5.000%	5/1/2026	335	338
	Forest Grove OR College & University Revenue	5.000%	5/1/2028	1,255	1,295
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2025	300	300
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2026	1,945	1,986
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,040	1,086
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,475	1,581
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	4,000	4,000
	Multnomah County OR GO	5.000%	6/15/2027	25,000	26,174
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2032	5,815	5,641
	Multnomah County School District No. 40 GO	0.000%	6/15/2027	500	472
	Multnomah County School District No. 40 GO	0.000%	6/15/2028	500	458
	Multnomah County School District No. 40 GO	0.000%	6/15/2029	500	443
	Multnomah County School District No. 40 GO	0.000%	6/15/2030	500	426
	Multnomah-Clackamas OR Counties Riverdale School District No. 51JT	0.000%	6/15/2030	1,210	1,036
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2027	1,000	1,044
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2028	3,270	3,497
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2029	2,710	2,955

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (Article XI-F1 Project) GO	5.000%	8/1/2030	2,060	2,290
Oregon (Article XI-F1 Project) GO	5.000%	8/1/2032	800	906
Oregon (Article XI-G Project) GO	5.000%	8/1/2031	1,240	1,393
Oregon (Article XI-G Project) GO	5.000%	8/1/2032	1,065	1,206
Oregon City School District No. 62 GO	0.000%	6/15/2027	250	238
Oregon City School District No. 62 GO	0.000%	6/15/2028	200	185
Oregon City School District No. 62 GO	0.000%	6/15/2029	230	207
Oregon City School District No. 62 GO	0.000%	6/15/2030	500	435
Oregon City School District No. 62 GO	0.000%	6/15/2031	585	489
Oregon City School District No. 62 GO	0.000%	6/15/2032	625	501
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2027	1,200	1,254
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2028	2,375	2,539
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2029	1,000	1,091
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2030	1,320	1,462
Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2031	3,000	3,352
Oregon GO	2.000%	8/1/2025	2,545	2,545
Oregon GO	5.000%	6/1/2028	5,000	5,357
Oregon GO	4.000%	8/1/2033	1,650	1,668
Oregon GO	5.000%	12/1/2052	1,140	1,182
Oregon GO	5.500%	12/1/2053	3,620	3,882
Oregon GO (Article XI-F(1) Projects)	5.000%	8/1/2031	1,425	1,600
Oregon GO (Article XI-G Projects)	5.000%	8/1/2030	2,135	2,373
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	10,215	10,987
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,395	1,411
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	3,770	3,772
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	13,730	13,867
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	1,385	1,549
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	2,835	2,893
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/2049	4,250	4,281
Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,430	12,571
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	12,780	13,854
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2025	425	426
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	300	305
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	285	295
Oregon State Lottery Revenue	5.000%	4/1/2029	4,900	5,327
Oregon State Lottery Revenue	5.000%	4/1/2030	2,310	2,553
Oregon State Lottery Revenue	5.000%	4/1/2031	3,400	3,801
Oregon State Lottery Revenue	5.000%	4/1/2032	2,180	2,456
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/2025	5,110	5,128
Pendleton OR GO	3.000%	6/15/2030	250	246
Port of Morrow OR GO	4.000%	12/1/2025	150	150
Port of Morrow OR GO	4.000%	6/1/2026	170	171
Port of Morrow OR GO	4.000%	12/1/2026	170	172
Port of Morrow OR GO	4.000%	6/1/2027	535	542
Port of Morrow OR GO	4.000%	12/1/2027	240	244
Port of Morrow OR GO	4.000%	6/1/2028	1,105	1,128
Port of Morrow OR GO	4.000%	12/1/2028	1,045	1,070
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2026	330	337
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,900	3,221
Portland Community College District GO	5.000%	6/15/2028	1,770	1,801
Portland OR Sewer System Sewer Revenue	4.500%	5/1/2030	2,975	3,012
Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,770	1,958
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2030	1,750	1,944
Portland OR Sewer System Sewer Revenue	5.000%	6/1/2031	10,600	11,819
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2031	3,360	3,757
Portland OR Sewer System Sewer Revenue	5.000%	10/1/2032	2,235	2,517
Portland OR Sewer System Sewer Revenue	4.500%	5/1/2033	11,435	11,547
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	196
Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,737
Seaside School District No. 10 GO	5.000%	6/15/2031	1,000	1,037
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	101
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	154
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2028	225	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2029	250	263
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2030	320	338
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,130	1,209
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2029	1,000	1,091
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	630	625
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/2032	1,000	1,006
					244,154
Pennsylvania (4.3%)
[4]	Abington School District GO TOB VRDO	2.830%	8/1/2025	10,380	10,380
	Adams County General Authority College & University Revenue	5.000%	8/15/2025	1,405	1,406
	Adams County General Authority College & University Revenue	5.000%	8/15/2026	1,480	1,511
	Adams County General Authority College & University Revenue	5.000%	8/15/2027	1,225	1,274
	Adams County General Authority College & University Revenue	5.000%	8/15/2028	1,635	1,729
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	610	606
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	975	964
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2027	530	535
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2028	1,825	1,925
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2028	1,555	1,575
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2029	1,100	1,112
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2029	1,690	1,714
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2030	900	910
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	925	929
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2033	2,120	2,125
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.342%	2/1/2033	4,065	4,055
	Allegheny County Higher Education Building Authority College & University Revenue, ETM	5.000%	10/15/2026	230	233
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,000	4,293
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,675	1,752
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	2,000	2,081
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	5,065	5,249
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	8,115	8,544
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,920	1,982
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.770%	11/15/2025	5,195	5,183
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.870%	11/15/2026	2,000	1,983
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	11/15/2047	94,620	93,603
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	1,205	1,270
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2027	625	660
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2028	530	572
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2029	1,195	1,311
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	389
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	535	599
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/2029	600	647
[2]	Allentown City School District GO	3.000%	2/1/2028	100	100
[2]	Allentown City School District GO	5.000%	2/1/2029	2,245	2,373
[2]	Allentown City School District GO	5.000%	2/1/2033	1,785	1,867
[2]	Allentown City School District GO	5.000%	6/1/2035	1,875	1,900
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	958
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	1,950	2,006
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2028	2,345	2,450
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	4,935	5,058
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	625	646
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	5,555	5,694
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	3,690	3,756
[2]	Armstrong School District GO	3.000%	3/15/2026	875	876
	Bethel Park School District GO	4.000%	8/1/2031	2,500	2,522
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.271%	1/1/2032	4,010	4,001
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2025	500	501
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	531
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2027	1,095	1,137
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2028	455	479
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2029	1,000	1,065
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	675
[2]	Bristol Township School District GO	5.000%	6/1/2027	545	567
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/2026	390	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2025	450	451
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	595
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	802
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	845
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	251
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	550	565
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2028	550	572
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	256
[4]	Bucks County Water & Sewer Authority Special Assessment Revenue TOB VRDO	2.410%	8/7/2025	5,600	5,600
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,910	1,911
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,125	2,126
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,065	1,065
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	985	985
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2025	1,040	1,046
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2030	585	587
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2025	180	178
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2025	1,000	1,003
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/2026	1,010	1,026
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	2,500	2,533
[4]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2034	705	727
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	985	991
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	880	930
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	990
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2030	2,560	2,760
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2031	2,685	2,910
[2]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/2025	390	391
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2026	1,585	1,616
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	415	434
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	10,000	10,519
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	125	128
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/2029	5,960	5,969
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	22,250	24,394
	Commonwealth of Pennsylvania GO	5.000%	10/1/2029	25,000	27,445
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	1,705	1,732
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	5,000	5,553
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	1,125	1,126
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	10,000	11,216
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	5,000	5,648
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,500	2,664
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	1,790	1,711
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	3,930	3,158
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2028	255	259
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	1,145	1,149
	Dauphin County PA GO, ETM	5.000%	11/15/2025	1,650	1,662
	Delaware County Authority College & University Revenue	5.000%	10/1/2025	265	265
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2029	5,000	5,210
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/2029	1,270	1,367
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.411%	3/1/2057	13,470	13,458
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.690%	3/1/2057	15,495	15,434
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	580	581
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	1,460	1,483
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	635	645
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	795	804
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	600	607
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	500	506
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	850	865
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	355	361
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	910	922
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	380	388
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,000	2,014
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,450	1,454
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	725	736
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2033	1,730	1,639
	Erie County Conventional Center Authority Miscellaneous Revenue	5.000%	1/15/2032	1,910	1,913
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	5.000%	5/1/2028	355	367
[1]	Erie School District GO	5.000%	4/1/2026	575	583
[2,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/2025	2,155	2,132
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2025	500	500
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2026	1,070	1,075
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2027	650	657
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2028	630	639
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2030	910	919
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	13,350	13,620
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	4,120	4,426
[1]	Harrisburg School District GO	5.000%	11/15/2025	5,085	5,119
[4]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,135	3,152
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2026	1,165	1,197
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2027	510	531
[2]	Lackawanna County PA GO	4.000%	3/15/2026	400	402
[2]	Lackawanna County PA GO	4.000%	3/15/2027	500	507
[4]	Lackawanna County PA TRAN GO	3.750%	12/31/2025	10,000	10,006
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,090	1,089
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	522
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	605
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	970	1,028
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	680	731
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	350	380
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	370	404
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2032	775	846
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2025	225	226
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2026	320	328
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2027	445	464
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2028	450	478
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2029	500	539
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2030	500	544
	Lancaster IDA College & University Revenue (P3 FMC Holdings LLC Project)	5.000%	7/1/2026	340	347
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	10,000	10,793
[1]	Lancaster PA GO	5.000%	11/1/2027	1,290	1,310
[2]	Lancaster School District GO	5.000%	6/1/2030	250	274
[2]	Lancaster School District GO	5.000%	6/1/2031	250	277
[2]	Lancaster School District GO	5.000%	6/1/2032	375	418
	Lansdale Borough PA GO	2.000%	10/1/2025	650	648
	Lansdale Borough PA GO	2.000%	10/1/2026	300	296
	Latrobe IDA College & University Revenue	5.000%	3/1/2026	180	181
	Latrobe IDA College & University Revenue	5.000%	3/1/2027	150	153
	Latrobe IDA College & University Revenue	5.000%	3/1/2028	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	175	181
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	125	130
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2029	1,130	1,143
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2025	265	265
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	285	287
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2027	1,135	1,147
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2028	445	450
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,730	3,802
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	4,325	4,491
[1]	Luzerne County PA GO	5.000%	11/15/2029	4,000	4,024
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	1,265	1,274
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/2025	520	521
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/2026	540	543
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	805	837
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,600	1,682
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	565	599
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	1,640	1,749
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	440	475
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2026	1,655	1,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/2027	815	832
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	1,200	1,200
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	315	320
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,030	2,031
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	750	794
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,000	2,119
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	750	815
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,125	3,297
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,925	2,017
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,540	1,605
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	1,285	1,332
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2025	1,305	1,307
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,460	1,488
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	1,500	1,597
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	3,390	3,616
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	1,000	1,059
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,945
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2025	1,000	1,004
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	325	325
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	10	10
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	10	10
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	8,360	8,633
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	19,590	19,897
[1]	Moon Area School District GO	5.000%	11/15/2028	1,490	1,596
[1]	Moon Area School District GO	5.000%	11/15/2029	1,305	1,432
	New Hope-Solebury School District GO	2.500%	2/15/2030	570	551
[2]	New Kensington-Arnold School District GO	5.000%	5/15/2026	1,015	1,033
[1]	Newport PA School District GO	2.450%	8/15/2029	285	274
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2029	750	822
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2030	2,900	3,215
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2031	2,125	2,375
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,805	1,836
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,625	2,840
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,080	1,172
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2028	480	482
	Northern York County School District GO	4.000%	11/15/2026	955	969
	Northern York County School District GO	4.000%	11/15/2028	820	851
	Penn Delco School District GO	4.000%	6/1/2027	200	205
	Penn Delco School District GO	4.000%	6/1/2028	445	460
	Penn Delco School District GO	4.000%	6/1/2029	350	364
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2026	1,315	1,338
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2028	1,455	1,518
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2030	1,605	1,698
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2032	1,240	1,326
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,131
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,400	5,438
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2025	515	516
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	1,125	1,142
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,270	1,287
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	300	311
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	370	384
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	435	457
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,635	1,746
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	500	535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	485	524
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	2,045	2,210
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	7,300	7,951
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	16,955	18,420
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	2,325	2,534
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	14,395	14,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	36,255	38,562
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.770%	11/15/2025	1,755	1,753
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.870%	11/15/2026	1,825	1,817
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	11/15/2047	27,935	27,766
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	5/15/2053	40,000	39,955
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2026	1,500	1,513
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2027	1,285	1,323
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2028	700	736
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2029	580	620
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2030	500	542
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	13,655	13,100
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	3.250%	10/1/2025	950	951
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2025	960	963
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2026	1,010	1,020
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	350	363
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	710	719
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2028	1,000	1,002
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	635	636
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,240	1,249
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,650	1,660
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	5,150	5,175
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,805	2,807
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	3,355	3,368
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	3,590	3,600
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2026	1,490	1,499
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	8/1/2025	18,185	18,185
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.180%	8/6/2025	29,100	29,100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2025	200	201
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2025	250	251
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2025	110	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,120	1,138
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2026	500	513
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	500	519
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/2027	400	401
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2027	375	392
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	500	528
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,175	1,240
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	250	264
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	1,090	1,163
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	260	277
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	750	797
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	325	348
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	625	672
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2030	750	819
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/2031	1,665	1,491
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2031	1,000	1,090
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2031	1,000	1,094
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/2032	1,160	991
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2032	750	823
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	10/1/2032	985	1,083
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2046	150	150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2046	555	556
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2048	5,520	5,539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2049	1,370	1,370
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2049	2,480	2,463
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	2,495	2,473
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	1,205	1,196
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	4,085	4,020
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	12,260	12,428
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,695	5,876
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	13,495	14,301
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	4,331	4,598
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	5,920	6,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	8,860	9,607
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	1,865	2,027
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	1,380	1,515
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	11,440	12,985
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	7,266	7,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	1,215	1,238
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	4,475	4,560
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	750	755
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	375	396
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	550	554
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	16,095	16,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,000	1,094
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,250	1,368
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,025	1,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	3,250	3,599
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	1,125	1,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	1,000	1,036
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	4,170	4,656
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,200	1,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	1,120	1,161
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.300%	8/7/2025	12,290	12,290
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.300%	8/7/2025	30,950	30,950
[3]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.140%	7/15/2041	27,000	26,955
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2028	500	535
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2029	500	544
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2030	600	660
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2025	1,595	1,595
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2025	2,250	2,258
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	1,300	1,329
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,250	1,303
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2028	1,180	1,258
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,000	1,085
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2029	1,600	1,737
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,199
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	1,150	1,264
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,240	1,374
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	840	859
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,020
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	600	603
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	2,170	2,144
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	540
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/2029	500	489
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	810	817
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2027	335	341
	Philadelphia IDA College & University Revenue	5.000%	11/1/2025	1,845	1,854
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	2,385	2,445
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	2,500	2,604
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2025	1,665	1,668
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2026	390	399
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	310	320
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	320	333
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	357
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	527
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2027	4,675	4,897
	Philadelphia PA GO	5.000%	8/1/2025	8,150	8,150
	Philadelphia PA GO	5.000%	8/1/2026	5,000	5,000
	Philadelphia PA GO	5.000%	8/1/2026	5,055	5,177
	Philadelphia PA GO	5.000%	8/1/2028	250	250
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2030	7,500	8,206
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/2031	3,400	3,759
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/2026	5,025	5,058
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2028	1,045	1,100
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	685	734
[10]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	998
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	2.970%	8/1/2025	9,300	9,300
[1,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.852%	9/1/2040	20,450	20,289
[2]	Plum Boro PA School District GO	3.300%	9/15/2029	100	100
	School District of Philadelphia GO	5.000%	9/1/2025	1,040	1,042
	School District of Philadelphia GO	5.000%	9/1/2025	2,115	2,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	5.000%	9/1/2025	2,325	2,329
	School District of Philadelphia GO	5.000%	9/1/2026	2,690	2,756
	School District of Philadelphia GO	5.000%	9/1/2026	1,500	1,538
	School District of Philadelphia GO	5.000%	9/1/2026	1,645	1,687
[1,13]	School District of Philadelphia GO	5.000%	6/1/2027	1,465	1,526
	School District of Philadelphia GO	5.000%	9/1/2027	4,105	4,285
	School District of Philadelphia GO	5.000%	9/1/2027	2,500	2,609
	School District of Philadelphia GO	5.000%	9/1/2027	1,335	1,393
	School District of Philadelphia GO	5.000%	9/1/2028	2,253	2,301
	School District of Philadelphia GO	5.000%	9/1/2028	275	292
	School District of Philadelphia GO	5.000%	9/1/2028	1,305	1,387
	School District of Philadelphia GO	5.000%	9/1/2028	1,000	1,063
	School District of Philadelphia GO	5.000%	9/1/2029	12,050	12,294
	School District of Philadelphia GO	5.000%	9/1/2029	1,570	1,691
	School District of Philadelphia GO	5.000%	9/1/2030	2,665	2,895
	School District of Philadelphia GO	5.000%	9/1/2032	1,075	1,170
	School District of Philadelphia GO	5.000%	9/1/2033	6,180	6,529
	School District of Philadelphia GO	5.000%	9/1/2033	1,425	1,538
[1]	Scranton PA GO	5.000%	11/15/2028	770	816
[1]	Scranton PA GO	5.000%	11/15/2029	625	670
[1]	Scranton PA GO	5.000%	11/15/2030	920	994
[1]	Scranton PA GO	5.000%	11/15/2031	1,675	1,814
	Scranton PA School District GO	5.000%	12/1/2026	1,050	1,077
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,756
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	995	1,009
[8]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	325	338
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	785	796
[8]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	555	601
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2027	45	45
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	163
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2027	300	309
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2028	215	225
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2029	250	266
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,060	1,065
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	26,185	28,242
[2]	Spring Cove School District GO	3.000%	11/15/2026	70	70
	Springfield Delaware County School District GO	3.000%	3/1/2030	450	448
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2026	735	750
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2027	1,200	1,244
[2]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/2028	2,035	2,147
[2]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/2025	1,000	1,004
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,278
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	385	394
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	17,870	18,196
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	9,510	9,671
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,105	1,122
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2029	3,500	3,787
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2030	2,500	2,743
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2031	4,620	5,121
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2032	5,750	6,422
	Twin Valley School District GO	3.000%	4/1/2027	1,000	1,006
	Twin Valley School District GO	3.000%	4/1/2029	500	503
	Unionville-Chadds Ford School District GO	4.000%	6/1/2031	4,400	4,461
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/2025	1,070	1,076
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/2026	1,005	1,010
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	22,120	23,909
	Upper St. Clair Township PA GO	2.550%	5/15/2030	500	483
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	410	403
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2027	1,280	1,282
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2028	130	130
	Westmoreland County PA GO	5.000%	8/15/2028	1,655	1,760
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	668
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	705	694
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	995	998
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	2,295	2,360
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	975	1,014
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	8,000	7,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/2028	800	803
[2]	Woodland Hills School District GO	4.000%	9/1/2026	600	608
[2]	Woodland Hills School District GO	4.000%	9/1/2027	630	647
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,020	4,091
					1,365,845
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	98,132	101,144
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	77,103	81,627
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	36,868	40,024
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	2,150	2,097
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	5,620	5,797
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,710	2,818
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	4,570	4,752
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	48,275	50,478
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	300	313
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	3,200	3,368
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,415	1,431
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	410	426
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,050	1,101
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,775	1,871
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	29,418	27,555
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	27,265	23,727
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,716	1,496
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	18,184	14,483
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	16,496	11,931
					376,439
Rhode Island (0.2%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2025	500	501
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2031	4,910	5,235
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2029	850	917
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2030	1,000	1,091
	Providence RI GO	5.000%	1/15/2026	250	252
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2025	425	426
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,925	1,951
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,380	1,394
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	985	994
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	3,880	3,906
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,670	3,678
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	1,000	1,001
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	1,250	1,250
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,585	1,685
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	400	425
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,400	1,517
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,215	1,316
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2029	300	325
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	680	747
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,535	1,685
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2030	400	439
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	450	498
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,890	2,086
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2031	500	552
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/2025	325	324
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/2026	300	293
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/2027	600	573
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/2027	3,395	3,398
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	3,920	3,949
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/2049	4,835	4,796
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	3,610	3,626
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	5,215	5,164
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/2050	1,615	1,616
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	3,540	3,498
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,590	1,601
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/2026	1,060	1,060
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	8,945	8,974

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,100	1,101
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2027	435	435
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,501
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,500	1,501
				77,281
South Carolina (1.3%)
Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2027	500	528
Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	660	712
Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2029	1,000	1,098
Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2030	1,250	1,388
Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2031	1,150	1,288
Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,054	6,127
Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	6,000	6,403
Fort Mill School District No. 4 GO	4.000%	3/1/2032	5,850	5,900
Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	7,380	7,629
Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	6,255	6,618
Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	3,125	3,380
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/2025	12,680	12,720
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,865	1,912
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	3,915	4,090
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,110	4,368
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	820	871
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	830	895
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	840	916
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,078
Lancaster County SC School District GO	4.000%	3/1/2029	9,560	9,695
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	720	724
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,195	1,206
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	30,675	32,973
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	47,850	50,585
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2028	1,810	1,812
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2026	35	35
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2028	3,200	3,273
Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2028	5,495	5,763
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2029	3,825	3,938
Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2030	4,190	4,288
Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2031	1,525	1,558
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2026	310	312
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2027	250	258
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2028	360	380
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2029	270	290
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2030	300	328
SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2026	3,145	3,150
South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	360	376
South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2032	595	618
South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/2032	1,000	1,003
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	3,185	3,233
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	470	484
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	820	862
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	955	954
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	400	423
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	350	365
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	5,115	5,120
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	605	635
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	320	336
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	300	313
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,380	23,552
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	1,000	1,039
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,000	5,248
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	510	532
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/2026	290	293
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2025	28,940	29,050
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	11,460	12,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	5,360	5,805
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2026	3,000	3,071
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	525	506
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2025	155	156
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2025	150	151
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	175	180
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	750	789
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	947
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	900	947
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	1,000	1,073
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	600	644
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	10,500	11,427
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	975	1,061
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	3,345	3,640
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2029	700	762
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	14,005	15,408
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	1,550	1,705
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	4,000	4,401
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2030	850	935
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2031	1,000	1,105
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/2029	275	269
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2026	670	683
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	475	481
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	175	177
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,000	2,012
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	1,890	1,898
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2027	1,425	1,500
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	2,850	3,058
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2029	500	544
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	730	803
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2031	1,500	1,658
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2032	1,535	1,699
[7]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	765	767
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2048	1,745	1,762
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	7,100	7,147
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	2,480	2,453
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,925	2,913
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	5,715	5,968
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,075	4,419
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,749
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	940	982
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,148
[4]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.900%	8/1/2025	3,480	3,480
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/2026	10,065	10,068
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/2027	3,600	3,600
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	200	207
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,450	2,589
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,780	1,912
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,185	2,378
					401,272
South Dakota (0.1%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/2030	2,000	2,075
	South Dakota Conservancy District Water Revenue	5.000%	8/1/2032	2,840	2,947
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	500	501
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	380	381
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	170	171
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	720	737
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	750	780
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,000	1,001
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	7,625	7,580
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/2031	1,440	1,263
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2047	1,400	1,403
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2051	810	811
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	9,835	9,743
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,680	1,662
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	1,680	1,661
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/2053	5,850	6,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,700	2,884
					41,664
Tennessee (2.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	1,000	1,000
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,120	1,177
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/2032	1,300	1,302
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,274
	Chattanooga TN Electric Power & Light Revenue	4.000%	9/1/2033	7,115	7,123
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,033
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,015	1,072
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,050	1,062
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/2025	5,435	5,435
[4]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	8/1/2025	16,500	16,500
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	1,670	1,672
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,835	1,863
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,500	1,535
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,000	1,022
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,020	3,119
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,510
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,048
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	7,000	7,048
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,501
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	302
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	8,525	8,683
	Memphis TN GO	5.000%	4/1/2028	3,565	3,795
	Memphis TN GO	5.000%	10/1/2028	3,435	3,695
	Memphis TN GO	5.000%	4/1/2029	3,565	3,872
	Memphis TN GO	5.000%	4/1/2030	3,565	3,935
	Memphis TN GO	5.000%	10/1/2030	3,435	3,815
	Memphis TN GO	5.000%	4/1/2031	3,565	3,979
	Memphis TN GO	5.000%	10/1/2031	3,510	3,935
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,060	1,087
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2027	600	622
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	600	633
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	900	926
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2030	1,000	1,082
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	1,115	1,140
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2025	175	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	470	472
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2027	195	196
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2028	545	550
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	13,860	14,927
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20	20
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,105	1,118
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	9,520	10,103
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	1,750	1,755
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Aparatments Project) PUT	5.000%	10/1/2027	3,945	4,099
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,099
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,260	5,290
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.500%	12/1/2025	7,055	7,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	20,780	20,922
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,943	15,248
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,500	1,519
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	820	873
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	1,055	1,123
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,740	1,911
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	700	769
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2026	1,000	1,021
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2028	12,915	13,359
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2029	13,430	14,017
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2029	5,865	6,121
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2030	12,195	12,808
[17]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/2027	1,375	1,342
[17]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/2028	1,400	1,368
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	850	875
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,235	2,348
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	660	679
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,600	2,771
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,365	3,616
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	875	896
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,095	3,339
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	4,300	4,653
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	26,090	27,486
[4]	Shelby County TN GO TOB VRDO	2.330%	8/7/2025	8,440	8,440
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2025	600	600
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2025	560	563
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2026	550	552
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2026	1,140	1,149
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2027	2,810	2,838
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2027	2,240	2,270
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/2028	2,925	2,969
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/2028	2,375	2,413
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	55,905	56,200
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	75,375	79,368
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	9,300	9,692
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2025	175	176
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	4,935	5,029
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	204
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	17,180	17,494
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2027	1,000	1,034
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2028	2,185	2,285
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	99,990	103,027
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	22,995	23,024
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	7,040	7,363
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2028	1,045	1,016
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2042	955	960
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2045	25	25
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/2049	5,405	5,479
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	1,330	1,331
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/2052	4,845	4,784
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	3,885	3,915
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	5,250	5,553
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/2032	1,075	983
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/2050	2,995	3,024
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/2051	3,470	3,439
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/2025	3,435	3,436
	Washington County TN GO	5.000%	6/1/2030	4,820	5,116
	Washington County TN GO	5.000%	6/1/2031	5,060	5,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington County TN GO	5.000%	6/1/2032	10,630	11,167
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,240	4,349
					689,321
Texas (9.4%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/2031	2,870	2,558
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	12,076
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,617
[18]	Aldine Independent School District GO	4.000%	2/15/2032	3,000	3,027
	Allen TX GO	5.000%	8/15/2029	800	873
	Allen TX GO	5.000%	8/15/2030	700	773
	Allen TX GO	5.000%	8/15/2031	700	779
[18]	Alvarado TX Independent School District GO PUT	2.750%	8/15/2025	1,480	1,480
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2025	195	195
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2025	400	400
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2025	410	410
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	200	205
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/2034	770	759
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/2026	2,750	2,746
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/2026	1,250	1,247
	Arlington TX GO	5.000%	8/15/2025	2,925	2,928
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2026	1,120	1,121
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2025	1,265	1,275
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2026	1,250	1,287
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2027	845	887
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	1,505	1,607
[4]	Aubrey TX Special Assessment Revenue	4.375%	12/31/2030	400	398
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	250	243
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,200	1,251
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2027	1,015	1,017
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	9,000	9,050
[18]	Austin Independent School District GO	5.000%	8/1/2030	1,610	1,646
[18]	Austin Independent School District GO	4.000%	8/1/2032	1,100	1,106
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	3,500	3,769
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	3,000	3,286
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2029	6,235	6,828
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	4,000	4,436
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2030	2,800	3,105
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2030	2,780	3,060
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2027	500	522
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	1,550	1,680
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2029	500	542
	Bexar County Hospital District GO	5.000%	2/15/2028	325	343
	Bexar County Hospital District GO	5.000%	2/15/2029	1,000	1,075
	Bexar County Hospital District GO	5.000%	2/15/2030	1,850	2,016
	Bexar County Hospital District GO	5.000%	2/15/2031	1,500	1,648
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/2026	1,190	1,191
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	1,000	997
[18]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,479
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,450	8,497
[18]	Brazosport Independent School District GO	3.000%	2/15/2029	1,505	1,505
[18]	Brazosport Independent School District GO	3.000%	2/15/2030	2,490	2,484
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,270	1,276
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/2031	1,230	1,236
[18]	Bullard Independent School District GO PUT	2.750%	8/15/2025	4,175	4,174
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	1/1/2026	9,755	9,757
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,147
[18]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/2032	1,010	1,034
[18]	Castleberry Independent School District GO	4.000%	2/15/2033	1,335	1,343
[18]	Celina Independent School District GO	5.000%	2/15/2029	500	539
[18]	Celina Independent School District GO	5.000%	2/15/2030	500	546
[18]	Celina Independent School District GO	5.000%	2/15/2031	500	550
[4]	Celina TX Special Assessment Revenue	2.875%	9/1/2027	95	92
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	251
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2026	1,000	987
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	1,225	1,141
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	325	342
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	700	735
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,500	1,579
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	3,200	3,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,530	1,541
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,585	1,595
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	30,555	30,819
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,445	9,166
[12,16]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	4,815	4,678
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	8,140	7,449
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	8,500	7,530
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2030	415	354
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	30,395	32,580
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2027	900	938
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2029	1,000	1,082
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2030	1,325	1,451
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2031	1,445	1,594
[18]	Clear Creek Independent School District GO	5.000%	2/15/2032	1,740	1,943
[18]	Clear Creek Independent School District GO PUT	3.600%	8/15/2025	6,475	6,477
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	945	962
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	490	522
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	316
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	460	498
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	310	331
	College Station TX GO	3.300%	2/15/2033	1,340	1,298
	Collin County Community College District College & University Revenue	5.000%	8/15/2031	6,780	7,565
	Collin County Community College District College & University Revenue	5.000%	8/15/2032	7,120	7,995
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2029	1,000	1,092
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2030	1,000	1,107
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2032	1,450	1,628
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2030	300	301
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2032	500	502
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2028	325	346
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	125	136
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2029	1,000	1,088
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2030	175	192
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2031	1,500	1,660
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2032	1,000	1,114
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	105
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	211	206
[18]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/2030	765	765
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	1,195	1,260
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2025	2,705	2,721
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,325	1,397
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	2,490	2,681
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	1,980	2,132
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	2,490	2,730
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	9,440	10,350
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	7,815	8,656
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	3,400	3,766
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,450	2,731
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,410	6,434
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	4,775	4,775
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,165	2,169
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	840	856
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	4,789	4,928
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	470	490
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	9,385	9,403
[18]	Dallas Independent School District GO	5.000%	2/15/2031	3,700	4,119
[18]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,912
[18]	Dallas Independent School District GO	5.000%	2/15/2032	3,500	3,912
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2029	3,330	3,571
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2030	5,140	5,593
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2031	13,275	14,484
	Dallas TX GO	5.000%	2/15/2028	2,835	3,007
	Dallas TX GO	5.000%	2/15/2030	15,000	16,452
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	2,375	2,381
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	1,300	1,300
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	6,890	6,891
[4]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/2028	27,230	27,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2025	1,740	1,747
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2034	11,670	11,673
[4]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	190	190
	Denton County TX GO	4.000%	7/15/2033	2,575	2,587
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	236
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	232
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	430	430
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	452
[18]	Denton Independent School District GO	5.000%	8/15/2025	1,170	1,171
[18]	Denton Independent School District GO PUT	4.000%	8/15/2030	12,200	12,591
[4,18]	Denton Independent School District GO TOB VRDO	2.330%	8/7/2025	3,910	3,910
[4,5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	10,435	10,435
[18]	Dickinson Independent School District GO	4.000%	2/15/2033	3,000	3,008
[8,18]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	6,085	6,088
[18]	Dripping Springs TX Independent School District GO	5.000%	2/15/2029	1,250	1,353
[18]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,375	2,428
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2028	335	357
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2029	600	650
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2030	450	493
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	248
	Ector County Hospital District GO	5.000%	9/15/2025	500	501
	Ector County Hospital District GO	5.000%	9/15/2026	700	709
	Ector County Hospital District GO	5.000%	9/15/2027	1,070	1,097
[18]	Ector County Independent School District GO PUT	4.000%	8/15/2027	19,040	19,477
	EI Paso County TX GO	5.000%	2/15/2029	1,465	1,481
[1]	El Paso County Hospital District GO	5.000%	2/15/2026	1,120	1,134
[1]	El Paso County Hospital District GO	5.000%	2/15/2027	1,010	1,043
[1]	El Paso County Hospital District GO	5.000%	8/15/2027	1,225	1,278
[1]	El Paso County Hospital District GO	5.000%	2/15/2028	1,715	1,804
[1]	El Paso County Hospital District GO	5.000%	8/15/2028	775	823
[1]	El Paso County Hospital District GO	5.000%	2/15/2029	1,905	2,039
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	705	760
[1]	El Paso County Hospital District GO	5.000%	2/15/2030	1,625	1,760
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	765	833
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,685	1,842
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	2,700	2,959
	El Paso County Hospital District GO	5.000%	8/15/2031	3,715	3,795
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,175	2,391
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	2,055	2,266
[18]	El Paso Independent School District GO	4.000%	8/15/2033	2,250	2,257
	El Paso TX GO	4.000%	8/15/2029	1,440	1,455
	El Paso TX GO	4.000%	8/15/2032	4,975	5,004
[18]	Elgin Independent School District GO	5.000%	8/1/2030	500	555
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	5,610	5,547
	Fair Oaks Ranch TX GO	2.500%	2/1/2029	530	506
[8,18]	Forney Independent School District GO	5.000%	8/15/2031	1,720	1,914
[8,18]	Forney Independent School District GO	5.000%	8/15/2032	2,190	2,448
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2026	255	255
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	325	325
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	640	637
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	65	65
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	170	168
	Fort Bend County TX GO	5.000%	3/1/2029	1,525	1,648
	Fort Bend County TX GO	5.000%	3/1/2030	2,435	2,670
	Fort Bend County TX GO	5.000%	3/1/2030	1,195	1,310
	Fort Bend County TX GO	5.000%	3/1/2031	2,565	2,839
	Fort Bend County TX GO	5.000%	3/1/2031	1,435	1,588
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2027	1,000	1,037
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2028	500	530
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2029	1,150	1,241
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2030	755	827
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2031	1,000	1,107
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2032	600	668
[18]	Fort Bend Independent School District GO	4.000%	2/15/2032	4,430	4,526
[18]	Fort Bend Independent School District GO	4.000%	2/15/2033	1,000	1,017
[18]	Fort Bend Independent School District GO PUT	0.875%	8/1/2025	3,905	3,905
[18]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	18,605	18,070
[18]	Fort Worth Independent School District GO	5.000%	2/15/2026	1,510	1,531
[18]	Fort Worth Independent School District GO	4.000%	2/15/2033	2,000	2,004
	Fort Worth TX GO	3.000%	9/1/2025	1,275	1,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth TX GO	4.000%	3/1/2031	5,140	5,306
[18]	Frisco Independent School District GO	2.500%	8/15/2027	2,655	2,627
[18]	Frisco Independent School District GO	4.000%	8/15/2032	1,965	1,971
[18]	Galena Park Independent School District GO	5.000%	8/15/2025	1,560	1,561
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2026	400	408
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2028	250	264
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	300	325
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	530	576
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2032	650	709
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	760	770
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	3,875	3,924
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	270	280
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2027	335	348
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	3,985	4,217
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	245	259
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2029	330	356
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	450	492
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	370	409
[18]	Georgetown Independent School District GO	5.000%	2/15/2026	500	507
[18]	Georgetown Independent School District GO	5.000%	2/15/2028	500	530
[18]	Georgetown Independent School District GO	5.000%	2/15/2029	500	541
[18]	Georgetown Independent School District GO	5.000%	2/15/2030	350	384
[18]	Georgetown Independent School District GO	5.000%	2/15/2031	525	581
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2025	650	651
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2027	850	891
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2028	1,050	1,125
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2029	1,750	1,909
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	4,200	4,103
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	26,035	27,352
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/2026	1,500	1,503
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2027	845	876
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,170	1,234
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2029	3,455	3,708
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2030	1,715	1,865
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2031	2,750	3,018
[8,18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	3,000	3,282
[8,18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2031	1,765	1,947
[8,18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2032	4,495	4,994
[8,18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2033	1,850	2,063
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2029	1,715	1,793
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2030	2,040	2,146
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2031	2,140	2,255
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2032	1,050	1,107
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2033	1,155	1,207
[18]	Hallsville TX Independent School District GO	4.000%	2/15/2033	1,000	1,020
[18]	Hardin-Jefferson Independent School District GO	2.500%	8/15/2030	410	395
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	47,410	50,857
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	2,090	2,194
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,815	2,830
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,015
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,985	3,139
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,100	1,184
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	6,000	6,393
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	5,000	5,438
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,590	1,600
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,430	8,180
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,750	3,042
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,195	2,192
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,075	2,133
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	4,585	4,712
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	20,000	21,222
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	16,315	17,437
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	2,175	2,379
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.850%	8/6/2025	39,015	39,015
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.140%	7/1/2049	4,720	4,722
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/2025	1,190	1,193
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/2026	7,520	7,541
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2025	2,555	2,565
	Harris County Hospital District GO	5.000%	2/15/2030	1,070	1,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	4,975	4,908
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	1,565	1,672
	Harris County TX GO	5.000%	10/1/2026	1,570	1,576
	Harris County TX GO	5.000%	9/15/2027	1,300	1,368
	Harris County TX Highway Revenue	5.000%	8/15/2028	3,000	3,065
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2027	4,925	4,602
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	5,760	5,221
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,614
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,320	5,340
[4]	Hays County TX Special Assessment Revenue	2.500%	9/15/2025	40	40
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	200	209
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2028	240	250
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	500	529
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2029	475	498
	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	2,060	2,087
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	7,160	7,231
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	3,750	3,752
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,866
[18]	Houston Independent School District GO	5.000%	2/15/2031	6,750	7,529
	Houston Independent School District GO	5.000%	7/15/2032	1,500	1,681
	Houston Independent School District GO PUT	5.000%	7/15/2028	23,620	24,978
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,010	3,132
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2025	1,505	1,516
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	7,120	7,354
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	7,990	8,429
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	5,000	5,472
	Houston TX GO	5.000%	3/1/2026	4,400	4,467
	Houston TX GO	5.000%	3/1/2027	125	130
	Houston TX GO	5.000%	3/1/2027	400	416
	Houston TX GO	5.000%	3/1/2028	150	159
	Houston TX GO	5.000%	3/1/2028	400	424
	Houston TX GO	5.000%	3/1/2029	425	458
	Houston TX GO	5.000%	3/1/2030	1,250	1,366
	Houston TX GO	5.000%	3/1/2030	550	601
	Houston TX GO	5.000%	3/1/2030	725	792
	Houston TX GO	5.000%	3/1/2031	2,200	2,426
	Houston TX GO	5.000%	3/1/2031	850	937
	Houston TX GO	5.000%	3/1/2031	675	744
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2025	110	110
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2028	370	381
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	1,000	1,049
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2034	1,550	1,552
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2028	1,775	1,812
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2030	2,015	2,068
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2031	1,015	1,037
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2025	1,330	1,331
[18]	Hutto Independent School District GO	5.000%	8/1/2028	315	337
[18]	Hutto Independent School District GO	5.000%	8/1/2029	425	463
[18]	Hutto Independent School District GO	5.000%	8/1/2030	225	249
[18]	Hutto Independent School District GO	5.000%	8/1/2031	400	445
[18]	Hutto Independent School District GO PUT	2.000%	8/1/2025	2,980	2,980
[8,18]	Hutto Independent School District GO PUT	4.000%	8/1/2028	3,750	3,863
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2025	500	502
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2026	460	467
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	420	427
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	475	482
[18]	Irving Independent School District GO	5.000%	2/15/2029	1,550	1,677
[18]	Irving Independent School District GO	5.000%	2/15/2030	1,160	1,276
[18]	Irving Independent School District GO	5.000%	2/15/2032	3,585	3,660
[18]	Joshua Independent School District GO	5.000%	8/15/2027	350	367
[18]	Joshua Independent School District GO	5.000%	8/15/2028	435	466
[18]	Joshua Independent School District GO	5.000%	8/15/2029	425	464
[18]	Joshua Independent School District GO	5.000%	8/15/2030	840	930
[18]	Joshua Independent School District GO	5.000%	8/15/2031	500	558
[18]	Judson Independent School District GO	4.000%	2/1/2033	1,050	1,052
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	6,500	6,830
[18]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,059
[4,18]	Katy Independent School District GO TOB VRDO	2.800%	8/1/2025	5,460	5,460
	Kaufman County TX GO	5.000%	2/15/2026	165	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/2030	2,550	2,555
[18]	Klein Independent School District GO	4.000%	8/1/2031	2,110	2,110
	Klein Independent School District GO	4.000%	8/1/2031	2,170	2,170
[4]	Kyle TX Special Assessment Revenue	4.375%	9/1/2028	400	402
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2025	225	225
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	240	246
[4]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/2027	286	287
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2028	450	478
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2029	450	487
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2030	500	549
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2031	1,250	1,387
	Laredo TX GO	5.000%	2/15/2027	1,000	1,037
	Laredo TX GO	5.000%	2/15/2029	1,510	1,630
	Laredo TX GO	5.000%	2/15/2030	1,200	1,315
	Laredo TX GO	4.000%	2/15/2031	1,815	1,822
	Laredo TX GO	5.000%	2/15/2031	1,000	1,107
[4]	Lavon TX Special Assessment Revenue	3.500%	9/15/2027	447	438
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	98
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	148
[18]	Leander Independent School District GO	0.000%	8/15/2026	900	872
	Leander Independent School District GO	0.000%	8/15/2026	1,400	1,356
[18]	Leander Independent School District GO	0.000%	8/15/2027	600	564
	Leander Independent School District GO	0.000%	8/15/2027	1,500	1,408
[18]	Leander Independent School District GO	0.000%	8/15/2028	1,100	1,004
	Leander Independent School District GO	0.000%	8/15/2028	1,000	910
[18]	Leander Independent School District GO	0.000%	8/15/2029	600	530
	Leander Independent School District GO	0.000%	8/15/2029	625	550
[18]	Leander Independent School District GO	0.000%	8/15/2030	600	511
[18]	Leander Independent School District GO	0.000%	8/15/2031	315	258
[18]	Leander Independent School District GO	0.000%	8/15/2032	400	313
[18]	Leander Independent School District GO	0.000%	8/15/2033	540	405
	Leander Independent School District GO	4.000%	8/15/2033	1,000	1,001
[4,18]	Leander Independent School District GO TOB VRDO	2.330%	8/7/2025	3,165	3,165
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2026	9,488	9,520
[4]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/2027	273	266
[4]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/2027	109	107
[18]	Little Elm Independent School District GO PUT	0.680%	8/15/2025	455	455
[18]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,002
[18]	Llano Independent School District GO	5.000%	2/15/2027	1,410	1,462
[18]	Llano Independent School District GO	5.000%	2/15/2031	1,000	1,049
	Lone Star College System GO	4.000%	2/15/2032	1,250	1,253
[18]	Longview Independent School District GO	4.000%	2/15/2030	4,480	4,504
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2027	1,200	1,245
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	13,825	14,467
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	23,645	25,565
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2026	4,020	4,092
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	2,120	2,200
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,200	1,277
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	1,795	1,946
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	1,750	1,924
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	6,450	7,091
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,650	4,048
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	1,000	1,056
[4]	Lowry Crossing TX Special Assessment Revenue	4.250%	9/15/2030	400	402
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2027	650	677
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2029	1,150	1,244
[18]	Mabank Independent School District GO	5.000%	8/15/2027	275	289
[18]	Mabank Independent School District GO	5.000%	8/15/2028	390	418
[18]	Mabank Independent School District GO	5.000%	8/15/2029	760	830
[18]	Mabank Independent School District GO	5.000%	8/15/2030	800	886
[18]	Mabank Independent School District GO	5.000%	8/15/2031	775	867
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	15,980	16,059
[18]	Marble Falls Independent School District GO	5.000%	8/15/2025	2,105	2,107
[18]	Marshall Independent School District GO, Prere.	5.000%	8/15/2025	1,000	1,001
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	1,415	1,415
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,000	2,001
[12]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	3,595	3,756
[18]	McKinney Independent School District GO	5.000%	2/15/2029	850	917
[18]	McKinney Independent School District GO	5.000%	2/15/2030	1,165	1,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	McKinney Independent School District GO	5.000%	2/15/2031	750	826
	McKinney TX GO	5.000%	8/15/2027	400	420
	McKinney TX GO	5.000%	8/15/2029	325	355
	McKinney TX GO	5.000%	8/15/2030	325	359
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2029	350	379
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2030	500	549
[18]	Melissa Independent School District GO	5.000%	2/1/2029	500	541
[18]	Melissa Independent School District GO	5.000%	2/1/2030	500	550
[18]	Melissa Independent School District GO	5.000%	2/1/2031	500	556
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2025	445	446
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2026	550	561
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,050	1,095
[1]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	2,250	2,386
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,035	4,049
[18]	Mesquite Independent School District GO	5.000%	8/15/2032	3,545	3,614
[18]	Mesquite Independent School District GO, Prere.	5.000%	8/15/2025	1,000	1,001
[4]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/2030	800	811
	Midland County Hospital District GO	5.000%	5/15/2027	1,350	1,404
	Midland County Hospital District GO	5.000%	5/15/2028	820	869
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	100	100
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	250
[18]	Midway Independent School District/McLennan County GO	4.000%	8/15/2032	2,000	2,059
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2030	2,560	2,595
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/2031	1,230	1,241
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2025	750	751
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[18]	Montgomery Independent School District GO	5.000%	2/15/2031	890	987
[8,18]	Navarro Independent School District GO	4.000%	8/1/2025	3,345	3,430
[18]	New Boston Independent School District GO	2.700%	8/15/2030	515	503
[18]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,691
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	2,535	2,537
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	1,700	1,701
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/2032	2,035	2,028
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,500	8,269
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/2027	1,700	1,668
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	280	290
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/2025	1,090	1,090
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	4.000%	1/1/2029	380	369
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	145	147
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	180
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	215	224
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	285	300
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	423
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	334
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,695	1,698
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.500%	10/1/2035	750	750
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,035	1,037
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	3,265	3,296
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	2,895	2,916
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,805	1,815
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,155	1,162
[18]	North East TX Independent School District GO	5.000%	8/1/2026	2,015	2,023
[8,18]	North East TX Independent School District GO	5.000%	8/1/2030	5,140	5,659
[8,18]	North East TX Independent School District GO	5.000%	8/1/2031	5,990	6,639
[18]	North East TX Independent School District GO	4.000%	8/1/2032	2,000	2,004
[8,18]	North East TX Independent School District GO	5.000%	8/1/2032	5,240	5,838
[8,18]	North East TX Independent School District GO	5.000%	8/1/2033	1,410	1,580
[18]	North East TX Independent School District GO PUT	3.750%	8/1/2027	2,885	2,925
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2032	1,000	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	276	276
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	5,500	5,429
[4]	North Texas Municipal Water District Water System Revenue Water Revenue TOB VRDO	2.320%	8/7/2025	4,000	4,000
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	4,750	4,798
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	490	491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	4,865	4,913
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,895	18,534
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	190	192
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,225	1,295
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,915	2,060
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,225	1,319
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	5,190	5,589
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,000	1,008
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	15,000	16,360
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	8,320	9,074
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	12,055	13,271
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,110	2,327
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,555	3,914
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,985	2,037
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	24,895	13,023
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	4,500	1,500
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	4,385	4,078
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	10,375	9,343
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	10,395	9,035
[18]	Northside Independent School District GO	5.000%	8/15/2025	1,155	1,156
[18]	Northside Independent School District GO	5.000%	8/15/2025	1,000	1,001
[18]	Northside Independent School District GO	5.000%	8/15/2028	540	579
[18]	Northside Independent School District GO	3.000%	6/15/2030	2,000	1,998
[18]	Northside Independent School District GO	5.000%	8/15/2030	1,000	1,108
[18]	Northside Independent School District GO	5.000%	8/15/2031	1,260	1,410
[18]	Northside Independent School District GO	4.000%	8/15/2032	1,060	1,064
[18]	Northside Independent School District GO	5.000%	8/15/2032	1,000	1,124
[18]	Northside Independent School District GO PUT	3.000%	8/1/2026	57,510	57,372
[18]	Northside Independent School District GO PUT	2.000%	6/1/2027	9,980	9,758
[18]	Northside Independent School District GO PUT	3.450%	8/1/2027	10,045	10,110
[18]	Northside Independent School District GO PUT	3.550%	6/1/2028	25,330	25,634
[18]	Northwest Independent School District GO	5.000%	2/15/2029	500	541
[18]	Northwest Independent School District GO	5.000%	2/15/2031	600	665
	Odessa TX GO	4.000%	3/1/2028	2,000	2,039
[18]	Palestine Independent School District GO	4.000%	2/15/2032	1,000	1,003
[18]	Pampa Independent School District GO	4.000%	8/15/2027	1,895	1,896
	Parker County TX GO	4.000%	2/15/2032	1,220	1,233
[18]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	7,690	7,732
	Pearland TX GO	5.000%	3/1/2026	600	608
	Pearland TX GO	5.000%	3/1/2030	1,355	1,448
	Pearland TX GO	5.000%	3/1/2030	1,970	1,994
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2025	1,025	1,027
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2026	1,015	1,039
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2027	500	519
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	950	1,008
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,510	1,635
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2030	1,680	1,849
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2031	1,275	1,387
	Plano TX GO	3.100%	9/1/2033	4,010	3,843
[18]	Port Arthur Independent School District GO	5.000%	2/15/2026	2,230	2,234
	Port Arthur Independent School District GO	4.000%	2/15/2033	1,000	1,001
[18]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2029	610	607
[4]	Princeton TX Special Assessment Revenue	4.250%	9/1/2031	300	299
[4]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	4.500%	9/1/2030	373	377
[18]	Prosper Independent School District GO	4.000%	2/15/2030	1,400	1,424
[18]	Prosper Independent School District GO PUT	3.000%	8/15/2025	9,550	9,550
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,575	10,542
[18]	Rankin Independent School District GO	5.000%	2/15/2027	1,000	1,035
[18]	Rankin Independent School District GO	5.000%	2/15/2028	1,000	1,055
[18]	Rankin Independent School District GO	5.000%	2/15/2029	2,995	3,217
[18]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,072
[18]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,557
[18]	Rankin Independent School District GO	5.000%	2/15/2032	1,325	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Rankin Independent School District GO	5.000%	2/15/2033	865	887
[18]	Rankin Independent School District GO	5.000%	2/15/2034	645	660
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2026	430	434
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/2027	450	458
[18]	Richardson Independent School District GO	4.000%	2/15/2026	3,735	3,739
	Rockland County TX GO	5.000%	2/1/2026	550	556
	Rockland County TX GO	5.000%	2/1/2027	800	827
[18]	Rockwall Independent School District GO	0.000%	2/15/2027	1,960	1,861
[18]	Round Rock Independent School District GO	5.000%	8/1/2025	1,000	1,000
	Round Rock Independent School District GO	5.000%	8/1/2025	2,870	2,870
[18]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	11,790	12,844
[18]	Royse City TX Independent School District GO	0.000%	2/15/2031	820	682
[18]	Royse City TX Independent School District GO	0.000%	2/15/2032	1,100	878
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	1,700	1,734
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	515	536
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2029	1,300	1,401
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2030	1,000	1,093
	San Angelo TX GO	3.000%	2/15/2027	5,750	5,777
	San Angelo TX GO	3.000%	2/15/2029	3,310	3,334
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/2025	7,705	7,705
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,210	2,222
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	235
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	807
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	345
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	3,016
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2027	5,320	5,564
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2028	10,125	10,777
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2029	11,435	12,367
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2030	14,705	16,081
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	1,330	1,347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	1,500	1,519
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	1,500	1,556
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/2028	3,325	3,156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/2028	3,000	3,005
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,000	1,060
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,715	4,745
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/2029	11,405	11,427
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/2029	5,000	5,009
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,745	1,800
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	4,000	4,314
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,305	2,486
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,000	1,079
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	2,200	2,373
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,500	4,921
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	4,360	4,768
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,000	1,094
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,380	1,509
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	3,000	3,031
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,500	1,656
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	1,835	2,025
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	3,000	3,019
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,105	2,144
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	2,955	3,027
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	10,000	10,045
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	18,470	18,363
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	7,660	7,427
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,865	10,860
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	10,055	9,658
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.160%	2/1/2048	42,500	42,488
	San Antonio TX GO	5.000%	2/1/2026	1,000	1,012
	San Antonio TX GO	5.000%	2/1/2029	600	649
	San Antonio TX GO	5.000%	2/1/2029	100	108
	San Antonio TX GO	5.000%	2/1/2030	750	824
	San Antonio TX GO	5.000%	2/1/2030	1,750	1,922
	San Antonio TX GO	5.000%	2/1/2031	600	666
	San Antonio TX GO	5.000%	2/1/2031	1,360	1,510
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	3.050%	8/1/2025	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/2027	1,000	1,042
	San Antonio Water System Water Revenue	5.000%	5/15/2029	1,000	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue	5.000%	5/15/2030	1,000	1,103
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,405	11,062
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.940%	5/1/2044	27,185	27,169
	San Patricio County TX GO	5.000%	4/1/2026	150	152
	San Patricio County TX GO	5.000%	4/1/2027	140	145
	San Patricio County TX GO	5.000%	4/1/2028	450	477
	San Patricio County TX GO	5.000%	4/1/2029	300	324
	Schertz TX GO	3.000%	2/1/2030	210	209
[18]	Sherman TX Independent School District GO	5.000%	2/15/2029	1,000	1,080
[8,18]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,021
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,583
[18]	South San Antonio TX Independent School District GO	0.000%	8/15/2029	1,000	880
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,125	1,227
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	325	331
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2027	175	183
[18]	Southwest Independent School District GO	5.000%	2/1/2028	1,005	1,066
[18]	Southwest Independent School District GO	5.000%	2/1/2030	1,775	1,952
[18]	Southwest Independent School District GO	5.000%	2/1/2030	1,300	1,430
[18]	Southwest Independent School District GO	5.000%	2/1/2031	1,000	1,111
[18]	Spring Independent School District GO	5.000%	8/15/2026	1,300	1,301
[18]	Spring Independent School District GO	5.000%	8/15/2029	500	547
	Spring Independent School District GO	5.000%	8/15/2029	1,100	1,196
[18]	Spring Independent School District GO	5.000%	8/15/2030	560	622
	Spring Independent School District GO	5.000%	8/15/2030	4,500	4,946
[18]	Spring Independent School District GO	4.000%	8/15/2031	2,145	2,158
[18]	Spring Independent School District GO	4.000%	8/15/2032	3,545	3,562
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2029	875	951
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,760	21,118
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,008
[4]	Tarra TOB VRDOnt County Hospital District GO TOB VRDO	2.800%	8/1/2025	11,085	11,085
	Tarrant County College District GO	5.000%	8/15/2028	1,565	1,673
	Tarrant County College District GO	5.000%	8/15/2029	3,195	3,475
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	400	401
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,500	3,568
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	688
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,020
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,039
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	175	183
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	317
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,058
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	429
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,345	2,517
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,084
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,000	2,168
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,000	2,196
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,690	1,842
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,000	13,049
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,135	1,189
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	2,990	3,037
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/2027	440	450
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	8,055	8,149
[8]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	27,315	29,463
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	13,800	14,922
[8]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	20,860	22,848
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.700%	8/1/2025	48,600	48,600
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	1,330	1,386
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,400	3,432
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2028	3,000	3,005
[18]	Taylor County Wylie Independent School District GO	4.000%	2/15/2031	1,925	1,933
	Temple TX GO	4.000%	8/1/2032	1,630	1,647
[18]	Temple TX Independent School District GO	5.000%	2/1/2028	1,105	1,167
[18]	Temple TX Independent School District GO	5.000%	2/1/2029	1,280	1,381
[18]	Temple TX Independent School District GO	5.000%	2/1/2030	1,575	1,726
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,565	1,632
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,300	1,386
	Texas A&M University College & University Revenue	5.000%	5/15/2029	2,145	2,333
	Texas A&M University College & University Revenue	5.000%	5/15/2030	2,310	2,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/2032	2,345	2,247
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/2049	1,025	1,040
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/2051	6,140	6,143
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	1,720	1,722
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/2052	9,135	9,723
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2053	10,100	10,824
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/2054	13,635	14,783
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,752
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	7,000	7,049
	Texas GO	5.000%	8/1/2025	2,510	2,510
	Texas GO	4.000%	8/1/2026	1,450	1,452
	Texas GO	4.000%	8/1/2027	600	601
	Texas GO	4.000%	8/1/2028	1,250	1,251
	Texas GO	5.000%	10/1/2028	11,795	12,713
	Texas GO	4.000%	8/1/2029	1,250	1,251
	Texas GO	4.000%	8/1/2030	1,500	1,501
	Texas GO	5.000%	8/1/2030	3,500	3,660
	Texas GO	5.000%	10/1/2030	14,000	15,556
	Texas GO	4.000%	8/1/2031	1,250	1,251
	Texas GO	5.000%	10/1/2031	7,420	7,759
	Texas GO	5.000%	10/1/2031	8,595	9,626
	Texas GO	5.000%	10/1/2032	13,550	14,129
	Texas GO	5.000%	10/1/2033	3,500	3,639
	Texas GO VRDO	2.300%	8/6/2025	26,090	26,090
	Texas GO VRDO	2.300%	8/6/2025	5,000	5,000
[5]	Texas GO VRDO	2.960%	8/6/2025	5,350	5,350
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	2,150	2,165
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,000	1,026
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	31,130	31,926
[3]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.519%	12/15/2026	2,765	2,766
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	3,410	3,429
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	7,700	7,865
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	17,195	17,828
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	20,260	21,232
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	6,875	7,259
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,345	10,963
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2029	5,480	5,826
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2030	5,625	6,043
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2031	5,470	5,969
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	70,345	74,862
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2031	1,700	1,814
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2032	4,515	4,814
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2025	650	650
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2026	870	872
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2027	2,030	2,035
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2028	645	646
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	3,680	3,758
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	1,065	1,077
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	3,630	3,660
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	1,120	1,125
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	15,565	16,599
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	263
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	500	507
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	1,640	1,681
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	725	755
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	640	673
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,810	1,909
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2029	1,000	1,067
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,000	1,076
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/2049	1,425	1,437
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	4,111	4,152
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,750	1,767
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,681
[1,4]	Texas State Technical College & University Revenue TOB VRDO	2.490%	8/7/2025	13,875	13,875
	Texas State University System College & University Revenue	5.000%	3/15/2026	5,835	5,853
	Texas State University System College & University Revenue	5.000%	3/15/2027	130	130
	Texas State University System College & University Revenue	5.000%	3/15/2027	5,250	5,467
	Texas State University System College & University Revenue	5.000%	3/15/2028	10,500	11,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State University System College & University Revenue	5.000%	3/15/2029	5,500	5,945
	Texas State University System College & University Revenue	5.000%	3/15/2030	5,500	6,032
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	37,075	36,294
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	2,000	2,062
	Texas Water Development Board Water Revenue	5.000%	4/15/2027	1,200	1,252
	Texas Water Development Board Water Revenue	5.000%	10/15/2027	1,450	1,530
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,885	2,011
	Texas Water Development Board Water Revenue	5.000%	4/15/2028	1,000	1,067
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	3,650	3,935
	Texas Water Development Board Water Revenue	5.000%	10/15/2028	1,420	1,531
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,240	2,438
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	2,000	2,177
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	2,500	2,745
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	3,450	3,788
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	2,300	2,539
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	3,000	3,311
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	5,240	5,283
	Texas Water Development Board Water Revenue	4.000%	10/15/2030	10,000	10,232
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,000	5,553
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,495	1,664
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,350	1,418
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,000	1,039
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,325	2,599
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	7,700	7,731
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	3,760	3,764
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	3,000	3,163
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,760	1,774
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,410	2,423
[18]	Tomball Independent School District GO	5.000%	2/15/2030	4,910	5,410
[18]	Tomball Independent School District GO	5.000%	2/15/2031	5,165	5,736
[18]	Tomball Independent School District GO	5.000%	2/15/2032	11,490	12,851
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/2025	1,500	1,500
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	5,325	5,344
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,750	1,759
	Travis County TX GO	5.000%	3/1/2033	15,760	16,720
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2030	2,025	2,212
[18]	Tyler Independent School District GO	5.000%	2/15/2028	1,000	1,062
[18]	Tyler Independent School District GO	5.000%	2/15/2030	1,000	1,102
[18]	Tyler Independent School District GO	4.000%	2/15/2032	2,850	2,851
	University of Houston College & University Revenue	5.000%	2/15/2031	1,490	1,506
	University of Houston College & University Revenue	4.000%	2/15/2032	2,240	2,240
	University of North Texas System College & University Revenue	5.000%	4/15/2029	810	879
	University of North Texas System College & University Revenue	5.000%	4/15/2030	640	705
	University of North Texas System College & University Revenue	5.000%	4/15/2031	790	877
	University of North Texas System College & University Revenue	5.000%	4/15/2032	955	1,068
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2030	350	386
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2031	800	889
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2032	650	727
	Waco TX GO	4.000%	2/1/2029	3,590	3,689
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2027	1,260	1,303
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2030	1,245	1,361
[18]	Waller Consolidated Independent School District GO	4.000%	2/15/2032	1,000	1,003
	Waxahachie TX GO	4.000%	8/1/2030	1,000	1,021
[18]	Weslaco Independent School District GO	4.000%	2/15/2032	1,220	1,224
	Williamson County TX GO	5.000%	2/15/2028	10,000	10,610
	Williamson County TX GO	5.000%	2/15/2029	23,265	25,150
	Williamson County TX GO	5.000%	2/15/2029	11,845	12,805
	Williamson County TX GO	5.000%	2/15/2030	7,750	8,497
	Williamson County TX GO	5.000%	2/15/2031	12,940	14,321
	Williamson County TX GO	5.000%	2/15/2032	6,490	7,226
	Williamson County TX GO	4.000%	2/15/2033	2,140	2,148
	Williamson County TX GO	4.000%	2/15/2034	2,250	2,254
					2,975,714
Utah (0.3%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/2033	7,525	7,262
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2029	645	694
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2031	1,370	1,502
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2032	1,000	1,102
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2028	675	717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2029	550	594
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2030	700	766
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2031	910	1,004
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2032	2,200	2,441
[1,4,8]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue TOB VRDO	3.000%	8/1/2025	9,375	9,375
[1]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/2032	760	765
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	3,740	3,973
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	2,170	2,342
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,720	1,879
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,500	1,639
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,500	1,653
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/2029	12,825	13,551
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2026	125	127
[4]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/2032	800	810
[4]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/2031	1,155	1,082
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	4,780	4,871
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	4,175	4,579
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,265	1,391
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,805	3,092
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,390	6,022
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,470	6,217
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,535	24,601
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,082
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/2025	265	265
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/2027	550	555
	Utah State University College & University Revenue	4.000%	12/1/2027	480	482
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2026	500	509
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2028	700	745
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2029	750	813
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2030	1,000	1,099
					109,601
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2026	500	498
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2027	160	159
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2028	225	223
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2029	440	437
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2030	225	223
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2025	1,115	1,115
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,000	983
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	6,000	6,622
					10,260
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2025	1,110	1,111
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	6,010	6,061
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	4,310	4,377
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2025	2,150	2,154
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	832
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	604
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	550	582
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	630	678
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	810	880
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	956
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	830	909
					19,144
Virginia (0.9%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	900	909
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	815	846
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	820	864
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/2025	2,975	2,978
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	8,180	8,854
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/2026	2,915	2,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington County VA GO	2.500%	8/15/2029	10,000	9,762
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	685	727
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,000	2,100
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2030	15,350	16,709
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,445	3,571
	Fairfax County VA GO	5.000%	10/1/2025	1,505	1,508
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	4,350	4,415
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	13,925	14,586
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,700	1,691
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,485	2,505
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/2025	1,000	1,003
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/2028	1,680	1,733
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	500	521
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	541
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	500	548
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,160	1,280
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	420	420
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	885	884
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2027	55	55
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	455	455
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	320	320
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2029	230	229
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	5.000%	12/1/2025	1,000	1,008
	Loudoun County VA GO	5.000%	12/1/2027	2,110	2,235
	Loudoun County VA GO	5.000%	12/1/2028	2,115	2,289
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	2,150	2,182
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/2025	9,000	8,965
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	3,435	3,486
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,420	1,432
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	935	1,010
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2026	1,580	1,591
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2027	1,000	1,020
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	10,380	11,046
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,755	1,781
	Prince William County Service Authority Water Revenue	5.000%	7/15/2029	500	548
	Prince William County Service Authority Water Revenue	5.000%	7/15/2030	250	278
	Prince William County Service Authority Water Revenue	5.000%	7/15/2031	500	562
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	1,352	1,360
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/2032	1,085	1,102
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	4,140	4,476
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	910	912
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2027	955	962
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	1,000	1,010
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,000	1,017
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	910	910
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,470	2,495
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	10,215	10,311
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2032	8,355	8,358
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	9,600	9,603
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2034	8,935	8,937
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	1,500	1,519
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	2,200	2,269
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2027	400	411
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2028	425	444
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2027	15,500	16,175
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2028	17,400	18,570
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,860	2,867
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/2028	1,165	1,079
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,463
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2029	8,285	8,296
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	2,815	2,821
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/2029	1,250	1,257
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	1,125	1,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/2029	500	457
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2025	5,065	5,065
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	6,915	6,915
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,210	1,218
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2026	235	233
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,615	1,652
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,750	2,898
[4,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	8/7/2025	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,100	1,158
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,250	1,340
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,000	1,088
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,500	2,516
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/2025	7,885	7,859
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,100	2,132
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,765	2,806
					279,612
Washington (2.2%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2032	3,455	3,462
	Benton County School District No 400 Richland GO	5.000%	12/1/2031	1,500	1,550
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	10,000	10,039
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	10,000	10,064
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	2.490%	11/1/2045	5,310	5,270
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,800	2,574
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/2029	1,000	1,080
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	2,795	3,092
	Clark County School District No. 117 Camas GO	4.000%	12/1/2030	3,825	3,856
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,208
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	4,500	4,981
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	5,500	6,150
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	5,000	5,626
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	10,605	11,111
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,990	4,123
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	6,060	6,339
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/2032	2,790	2,903
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/2032	3,610	3,623
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2026	1,120	1,131
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2030	2,200	2,416
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/2025	14,210	14,153
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2025	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2026	450	454
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/2027	650	659
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2027	150	153
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2028	150	154
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,000	1,008
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,655	1,701
	King County School District No. 401 Highline GO	5.000%	12/1/2028	1,250	1,351
	King County School District No. 401 Highline GO	5.000%	12/1/2030	1,800	2,004
	King County School District No. 403 Renton GO	5.000%	12/1/2025	1,000	1,008
	King County School District No. 405 Bellevue GO	4.000%	12/1/2032	1,220	1,240
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	1,900	2,009
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2028	3,000	3,240
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2029	2,575	2,832
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	900	1,013
	King County School District No. 411 Issaquah GO	4.000%	12/1/2031	1,000	1,005
	King County School District No. 411 Issaquah GO	5.000%	12/1/2032	3,750	3,848
	King County WA Sewer Revenue	5.000%	1/1/2031	2,250	2,509
	King County WA Sewer Revenue PUT	0.875%	1/1/2026	3,065	3,026
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.520%	1/1/2040	23,740	23,462
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,089
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2030	1,050	1,152
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2031	1,100	1,211
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/2032	2,320	2,353
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/2031	1,260	1,270
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2026	1,335	1,354
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2027	1,535	1,594
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2028	1,600	1,698
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2029	1,750	1,895
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	720	792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,610
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/2033	1,270	1,309
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,595
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,745	4,814
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/2026	4,340	4,243
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/2029	1,730	1,732
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/2032	4,455	4,478
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2033	1,415	1,434
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/2028	1,915	1,943
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.540%	5/1/2045	17,975	17,789
[4]	Seattle WA Water System Water Revenue TOB VRDO	2.330%	8/7/2025	4,000	4,000
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/2031	1,000	1,042
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,825	2,863
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/2032	1,150	1,154
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	9,190	9,192
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	1,470	1,470
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	2,860	2,951
	Tacoma WA Sewer Revenue	4.000%	12/1/2033	6,440	6,440
	University of Washington College & University Revenue	4.000%	12/1/2030	2,835	2,841
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	18,805	19,133
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/2027	1,460	1,492
	Washington GO	5.000%	8/1/2025	5,135	5,135
	Washington GO	5.000%	7/1/2027	7,000	7,335
	Washington GO	5.000%	8/1/2027	10,000	10,500
	Washington GO	4.000%	7/1/2028	25,000	26,026
	Washington GO	5.000%	7/1/2028	10,000	10,716
	Washington GO	5.000%	8/1/2028	10,000	10,736
	Washington GO	5.000%	6/1/2029	5,120	5,582
	Washington GO	5.000%	8/1/2029	1,190	1,246
	Washington GO	5.000%	7/1/2030	18,500	20,488
	Washington GO	5.000%	8/1/2030	1,125	1,175
	Washington GO	5.000%	7/1/2031	25,000	27,938
	Washington GO	5.000%	8/1/2031	13,000	13,538
	Washington GO	5.000%	8/1/2031	3,000	3,000
	Washington GO	5.000%	7/1/2032	12,000	13,511
	Washington GO	5.000%	8/1/2035	1,000	1,000
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	1,100	1,100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	2,000	2,000
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	2,235	2,237
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	670	670
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,945	1,984
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,250	2,295
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	790	807
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,000	1,054
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,430	1,531
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,990	2,085
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,910	4,214
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,150	1,246
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,350	1,401
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,105	4,460
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,000	2,184
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,690	1,744
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	3,000	3,000
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	3,520	3,638
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,679
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,390	2,620
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,051
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,051
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,000	4,000
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	2,525	2,595
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,281
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	14,565	15,904
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	10,140	10,140
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	4,070	4,072
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,950	1,960
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	19,350	19,350
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	2,565	2,557
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	33,020	33,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	24,710	24,887
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	44,950	46,041
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	12,000	12,953
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	1,525	1,527
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2028	540	559
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2026	350	355
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2027	200	206
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	22,385	22,781
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	370	375
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,185	1,274
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,000	2,013
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2027	350	360
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2028	555	579
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2029	775	818
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	890	947
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	415
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2029	655	688
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	1,310	1,386
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2030	300	323
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	1,695	1,799
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2031	500	541
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	813
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	543
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/2050	550	545
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	2,350	2,456
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	600	618
	Washington State University College & University Revenue	5.000%	4/1/2028	1,765	1,874
	Washington State University College & University Revenue	5.000%	4/1/2029	1,275	1,380
	Washington State University College & University Revenue	5.000%	4/1/2030	2,000	2,197
	Washington State University College & University Revenue	5.000%	4/1/2031	770	855
	Washington State University College & University Revenue	5.000%	4/1/2032	785	878
					714,813
West Virginia (0.2%)
[1]	Cabell County Board of Education GO	2.000%	6/1/2026	3,685	3,652
[1]	Cabell County Board of Education GO	2.000%	6/1/2027	4,510	4,418
[1]	Cabell County Board of Education GO	2.000%	6/1/2028	3,400	3,281
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,565	2,567
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.000%	6/1/2033	795	820
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	6,320	6,406
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,510	4,572
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/2025	4,750	4,703
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	4,365	4,387
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2032	2,400	2,424
	West Virginia GO	5.000%	12/1/2031	1,000	1,056
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2030	2,065	2,143
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,370	1,376
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	775	799
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	7,525	8,012
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	600	620
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	1,890	2,034
					56,098
Wisconsin (2.4%)
	Brown County WI GO	2.750%	11/1/2029	595	585
	Burnett County WI GO	2.000%	11/1/2026	1,010	992
	Dane County WI GO	2.000%	4/1/2027	3,405	3,343
	Dane County WI GO	2.000%	4/1/2028	1,715	1,654
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/2027	1,500	1,519
	Glenwood City School District GO	2.750%	3/1/2029	540	532
	Green Bay Area Public School District GO	5.000%	4/1/2029	1,440	1,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Green Bay Area Public School District GO	5.000%	4/1/2030	975	1,073
	Green Bay Area Public School District GO	5.000%	4/1/2031	2,750	3,050
	Green Bay Area Public School District GO	5.000%	4/1/2032	2,000	2,240
	Janesville School District GO	5.000%	3/1/2030	330	363
	Janesville School District GO	5.000%	3/1/2031	400	445
	Janesville School District GO	5.000%	3/1/2032	825	926
	Jefferson County WI GO	2.600%	4/1/2030	445	431
	Madison WI GO	1.250%	10/1/2031	7,725	6,456
	Madison WI Metropolitan School District GO	1.375%	3/1/2031	4,760	4,081
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/2029	2,785	2,809
	Milwaukee WI GO	5.000%	4/1/2026	3,785	3,839
[1]	Milwaukee WI GO	5.000%	4/1/2026	1,345	1,365
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,815
	Milwaukee WI GO	5.000%	4/1/2027	5,135	5,323
	Milwaukee WI GO	5.000%	4/1/2027	7,080	7,339
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,310	1,360
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,402
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,460	1,516
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,875
	Milwaukee WI GO	5.000%	4/1/2028	3,275	3,450
	Milwaukee WI GO	5.000%	4/1/2028	3,025	3,196
[1]	Milwaukee WI GO	5.000%	4/1/2028	6,665	7,038
[2]	Milwaukee WI GO	5.000%	4/1/2028	1,320	1,394
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,680	1,774
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,936
	Milwaukee WI GO	5.000%	4/1/2029	1,050	1,128
	Milwaukee WI GO	5.000%	4/1/2029	3,615	3,726
[2]	Milwaukee WI GO	5.000%	4/1/2029	2,655	2,853
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,685	1,810
[2]	Milwaukee WI GO	5.000%	12/1/2029	3,760	4,079
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,983
	Milwaukee WI GO	5.000%	4/1/2030	1,335	1,374
[1]	Milwaukee WI GO	5.000%	4/1/2030	6,765	7,367
[2]	Milwaukee WI GO	5.000%	12/1/2030	3,760	4,121
	Milwaukee WI GO	5.000%	12/1/2030	2,750	3,012
	Milwaukee WI GO	4.000%	4/1/2031	1,630	1,645
	Milwaukee WI GO	5.000%	4/1/2031	1,770	1,818
[2]	Milwaukee WI GO	5.000%	12/1/2031	3,760	4,146
	Milwaukee WI GO	5.000%	12/1/2031	5,515	6,078
[2]	Milwaukee WI GO	5.000%	12/1/2032	3,705	4,101
	Milwaukee WI GO	5.000%	12/1/2032	5,520	6,107
[2]	Milwaukee WI GO	3.000%	4/1/2033	1,415	1,335
	Oregon WI GO	3.000%	3/1/2030	195	195
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,064
	Oregon WI School District GO	3.050%	3/1/2030	3,190	3,181
	Platteville WI GO	3.000%	9/1/2030	300	299
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	185	185
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	470	476
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2034	4,550	4,514
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2034	1,200	1,142
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	430	433
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	275	279
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2028	440	448
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2029	450	443
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	415	416
	Public Finance Authority College & University Revenue	5.000%	4/1/2030	1,215	1,272
	Public Finance Authority College & University Revenue	5.000%	4/1/2031	1,275	1,336
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,030	1,044
	Public Finance Authority College & University Revenue	5.250%	10/1/2032	720	727
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	15,245	15,278
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	18,885	19,070
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	260	260
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	6,155	6,177
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	445	449
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	400	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	1,215	1,217
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	3,000	3,077
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,100	1,132
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,880	3,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,150	1,194
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	460	475
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	365	367
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	2,295	2,389
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	250	262
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	255	257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	4,045	4,309
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	185	184
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	320	323
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,800	1,809
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	1,675	1,631
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,000	1,088
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,050	1,064
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2027	1,080	1,125
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2028	875	929
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/2029	1,000	1,080
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2026	275	281
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2029	300	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2032	460	499
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/2027	2,975	3,005
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2031	7,830	7,540
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	15,525	15,902
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	6,700	7,107
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	4,485	4,510
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	4,710	4,831
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	12,994	12,773
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	725	360
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	23,325	23,372
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	16,037	16,087
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	30,124	30,243
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	630	654
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	235	245
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2030	170	180
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	580	599
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	9,728	9,065
[1]	Racine Unified School District GO	5.000%	4/1/2030	1,155	1,267
[1]	Sparta Area School District GO	5.000%	3/1/2026	370	375
[1]	Sparta Area School District GO	5.000%	3/1/2028	135	143
[1]	Sparta Area School District GO	5.000%	3/1/2029	750	810
[1]	Sparta Area School District GO	5.000%	3/1/2030	1,500	1,645
	Sussex WI GO	2.500%	3/1/2030	345	332
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	750	822
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	5,745	6,294
	Waukesha WI GO	2.000%	10/1/2026	2,455	2,421
	Waukesha WI GO	2.000%	10/1/2027	3,000	2,913
	Waukesha WI GO	2.000%	10/1/2028	3,000	2,874
	Waunakee Community School District GO	3.250%	4/1/2028	24,000	24,001
	Wausau School District GO	5.000%	3/1/2028	2,845	3,014
	Wausau School District GO	5.000%	3/1/2029	4,530	4,885
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,633
	Williams Bay WI GO	2.750%	4/1/2030	325	317
	Winneconne Community School District GO	2.625%	4/1/2030	400	387
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	1,050	954
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2028	265	241
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	4,035	4,420
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	1,780	1,981
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	2,700	3,038
	Wisconsin GO	5.000%	5/1/2027	9,225	9,645
	Wisconsin GO	5.000%	5/1/2029	3,250	3,549
	Wisconsin GO	5.000%	5/1/2029	2,865	3,128
	Wisconsin GO	5.000%	5/1/2030	5,000	5,527
	Wisconsin GO	5.000%	5/1/2030	10,000	11,054
	Wisconsin GO	5.000%	5/1/2031	7,370	8,220
	Wisconsin GO	5.000%	5/1/2032	10,000	11,239
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2025	600	602
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	1,100	1,127
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	240	240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	125	126
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	685	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,000	1,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	400	405
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,018
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	350	353
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,855	2,859
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	205
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	715	714
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,094
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	400	413
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	150	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,130	3,184
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	750	749
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	850	895
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	515	541
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	275	291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	2,500	2,497
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	8,000	8,011
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	13,045	13,928
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	175	188
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,125	3,371
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,455	2,458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	275	299
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,445	4,834
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	6,195	6,734
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	5,145	5,303
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,190	8,949
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,013
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,970	6,521
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	2,000	2,011
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,400	4,822
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,482
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,195	7,006
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	2,260	2,296
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,575	1,600
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	10,075	10,254
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	8,130	8,274
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,345	4,661
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,885	4,167
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	8/15/2026	8,330	8,541
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.050%	8/1/2025	12,800	12,800
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.490%	8/7/2025	4,275	4,275
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.550%	8/6/2025	14,500	14,500
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	4,360	4,409
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	2.470%	8/15/2054	13,075	12,976
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	410	411
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2034	1,000	1,004
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/2027	5,500	5,587
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.850%	9/1/2025	900	898
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/2026	875	857
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/2026	820	795
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/2027	850	815
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.850%	3/1/2027	1,225	1,197
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/2027	870	826
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/2028	750	708
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/2028	790	741
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/2029	855	792
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/2029	835	767
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2047	2,570	2,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/2048	1,465	1,469
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/2049	880	891
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,215	1,201
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,540	2,511
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	8,470	8,802
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	4,255	4,659
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,690	2,922
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,190	2,394
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	4,270	4,743
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2025	4,380	4,382
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	6,970	6,972
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	1,350	1,353
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	12,305	12,405
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,035	1,054
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,703
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,675
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	25,067	25,508
					779,491
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2027	205	208
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2029	120	124
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	500	516
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	34,000	33,385
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	770	771
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,695	2,854
					37,858
Total Tax-Exempt Municipal Bonds (Cost $31,556,090)					31,632,570
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	47,239	29,348
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	20,569	12,958
Total Taxable Municipal Bonds (Cost $42,344)					42,306
				Shares
Temporary Cash Investments (1.8%)
Investment Company (1.8%)
[19]	Vanguard Municipal Low Duration Fund (Cost $584,810)	2.827%		58,481,212	584,812
Total Investments (101.4%) (Cost $32,183,244)					32,259,688
Other Assets and Liabilities—Net (-1.4%)					(460,448)
Net Assets (100%)					31,799,240
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $1,631,720, representing 5.1% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

11	Securities with a value of $5,292 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Step bond.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2025	(830)	(171,797)	120
10-Year U.S. Treasury Note	September 2025	(972)	(107,953)	93
Ultra 10-Year U.S. Treasury Note	September 2025	(386)	(43,648)	(371)
				(158)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	31,632,570	—	31,632,570
Taxable Municipal Bonds	—	42,306	—	42,306
Temporary Cash Investments	584,812	—	—	584,812
Total	584,812	31,674,876	—	32,259,688
Derivative Financial Instruments
Assets
Futures Contracts[1]	213	—	—	213
Liabilities
Futures Contracts[1]	(371)	—	—	(371)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.